1933 Act File No. 33-50635
                            1940 Act File No. 811-7101

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   4   ............        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.   7    ..........................        X

                                PEACHTREE FUNDS
               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower,
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on November 30, 1995 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on November 15, 1995; or
    intends to file the Notice required by that Rule on or about             ;
                                                                 ------------
   or
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037





                             CROSS-REFERENCE SHEET
This Amendment to the Registration Statement of PEACHTREE FUNDS, which consists of five portfolios, (1) Peachtree Bond Fund; (2) Peachtree Equity Fund; (3) Peachtree Georgia Tax-Free Income Fund; (4) Peachtree Government Money Market Fund; and (5) Peachtree Prime Money Market Fund and is comprised of the following:


PART A. INFORMATION REQUIRED IN A PROSPECTUS.


                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-5) Cover Page
Item 2.   Synopsis.................(1-5) Summary of Fund Expenses.
Item 3.   Condensed Financial
          Information..............(1-5) Financial Highlights
          .........................(1-5) Performance Information.
Item 4.   General Description of
          Registrant...............(1-5) General Information; (1-5) Investment
                                Information; (1-5) Investment Objective; (1-5) Investment Policies; (3,5) Investment Risks; (1-
                                2) Foreign Securities; (1-5) Investment
                                Limitations.

Item 5.   Management of the Fund...(1-5) Peachtree Funds Information; (1-5)
                                Management of the Trust; (1-5) Administration of the Trust; (1-5) Distribution Plan; (1-5); Administrative Services; (1-2, 4-5); (1-5) Shareholder Services Plan; Brokerage Transactions.
Item 6.   Capital Stock and Other
          Securities...............(1-3) Dividends and Distributions; (4-5)
                               Dividends; (1-5) Shareholder Information; (1-5) Voting Rights; (1-5) Massachusetts Partnership Law; (1-5) Effect of Banking Laws; (1-5) Tax Information; (1-5) Federal Income Tax; (1-2, 4-5) State and Local Taxes; (3) State of Georgia Income and Intangible Taxes; (3) Other State and Local Taxes.
Item 7.   Purchase of Securities Being
          Offered..................(1-5) Net Asset Value; (1-5) Investing in the
                                Fund; (1-5) Share Purchases; (1-5) Minimum
                                Investment Required; (1-5) What Shares Cost; (1-
                                3) Reducing or Eliminating the Sales Load; (1-5) Systematic Investment Program;
                                (1-5) Distribution of Shares; (1-5) Exchanging Securities for Fund Shares; (1-5) Certificates and Confirmations; (1-5) Exchange Privilege.

Item 8.   Redemption or Repurchase.(1-5) Redeeming Shares; (1-5) Systematic
                                   Withdrawal Program; (1-5) Accounts with Low
                                   Balances.
Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-5) Cover Page.
Item 11.  Table of Contents........(1-5) Table of Contents.
Item 12.  General Information and
          History..................(1-5) General Information About the Fund.
Item 13.  Investment Objectives and
          Policies.................(1-5) Investment Objective and Policies.
Item 14.  Management of the Fund...(1-5) Peachtree Funds Management.
Item 15.  Control Persons and Principal
          Holders of Securities....(1-5) Fund Ownership.
Item 16.  Investment Advisory and Other
          Services.................(1-5) Investment Advisory Services; (1-5)
                              Administrative Services; (1-5) Transfer Agent and Dividend Disbursing Agent.
Item 17.  Brokerage Allocation.....(1-5) Brokerage Transactions.
Item 18.  Capital Stock and Other
          Securities...............Not applicable.
Item 19.  Purchase, Redemption and
          Pricing of Securities
          Being Offered............(1-5) Purchasing Shares; (1-5) Determining
                                   Net Asset Value; (1-5) Exchange Privilege;
                                   (1-5) Redeeming Shares.
Item 20.  Tax Status...............(1-5) Tax Status.
Item 21.  Underwriters.............(1-5) Distribution Plan.
Item 22.  Calculation of Performance
          Data.....................(1-5) Yield; (1-3) Total Return; (4-5)
                                   Effective Yield; (3) Tax-Equivalent Yield;
                                   (1-5)  Performance Comparisons.
Item 23.  Financial Statements......... (1-5) Filed in Part A.



                              PEACHTREE BOND FUND
                        (A PORTFOLIO OF PEACHTREE FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Peachtree Bond Fund (the "Fund") dated November 30, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus, call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969.

   SHARES OF THE FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, AND ARE NOT ISSUED, ENDORSED OR GUARANTEED BY, BANK SOUTH (THE "BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT ISSUED, INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
   THE BANK IS INVESTMENT ADVISER TO THE FUND. THE FUND IS DISTRIBUTED BY FEDERATED SECURITIES CORP., WHICH IS NOT AFFILIATED WITH THE BANK.
                        Statement dated November 30, 1995




















           FEDERATED SECURITIES
           CORP.

           Distributor


GENERAL INFORMATION ABOUT THE FUND3        Fund Ownership                 24
                                           Trustees Compensation          24
INVESTMENT OBJECTIVE AND POLICIES3
                                           Trustee Liability              26
 Types of Investments            3        INVESTMENT ADVISORY SERVICES    26
 Repurchase Agreements           4
                                           Adviser to the Fund            26
 Reverse Repurchase Agreements   4
                                           Advisory Fees                  26
 When-Issued and Delayed Delivery
  Transactions                   5
 Futures and Options Transactions5
 Financial Futures Contracts     5
 Put Options on Financial Futures
  Contracts                      6
 Call Options on Financial Futures
  Contracts                      7
 "Margin" in Futures Transactions8
 Purchasing Put Options on Portfolio
  Securities                     8
 Writing Covered Call Options on
  Portfolio Securities           9
 Risks                           9
 Restricted and Illiquid Securities
                                 9
 Lending of Portfolio Securities10
 Weighted Average Portfolio Maturity
                                11
 Portfolio Turnover             11
 Investment Limitations         11
PEACHTREE FUNDS MANAGEMENT      16


                                          APPENDIX                        37
ADMINISTRATIVE SERVICES         27

TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT                28

BROKERAGE TRANSACTIONS          28

PURCHASING SHARES               29

 Administrative Arrangements    29
 Distribution Plan              29
 Purchasing Fund Shares with
  Securities                    30
DETERMINING NET ASSET VALUE     30

 Determining Market Value of
  Securities                    30
EXCHANGE PRIVILEGE              31

REDEEMING SHARES                32

REDEMPTION IN KIND              32

TAX STATUS                      32

 The Fund's Tax Status          32
 Shareholders' Tax Status       33
TOTAL RETURN                    33

YIELD                           34

PERFORMANCE COMPARISONS         34


GENERAL INFORMATION ABOUT THE FUND

Peachtree Bond Fund (the "Fund") is a portfolio in Peachtree Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated as of September 22, 1993, as amended and restated dated December 20, 1993.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to achieve current income. The investment objective cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests primarily in investment grade bonds and other fixed income securities which include:
   o domestic issues of corporate debt obligations (rated Baa or better by Moody's Investors Service, Inc., or BBB or better by Standard & Poor's Ratings Group, Fitch Investors Service, Inc. or Duff & Phelps Credit Rating Co.);
   o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-backed securities, which represent an undivided interest in a pool of residential or other mortgages or may be collateralized by a pool of residential mortgages;
   o asset-backed securities, which are obligations of trusts or special purpose corporations that directly or indirectly represent a participation in, or are secured by and payable from various types of assets, principally loans, leases and other receivables and may include asset-backed commercial paper; and
   o CMOs, which are issued by single-purpose stand-alone finance subsidiaries or trusts, government agencies, investment banks, or companies related to the construction industry.


REPURCHASE AGREEMENTS
As collateral for the obligations of the seller to repurchase the securities from the Fund, the Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of securities by the Fund might be delayed pending court action. The Fund believes that, under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other financial institutions, such as securities broker-dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash and pledging securities as collateral. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration, plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.


When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
FUTURES AND OPTIONS TRANSACTIONS
As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out only on an exchange which provides a secondary market for options of the same series.
FINANCIAL FUTURES CONTRACTS
A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future.


In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund could "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
The Fund may purchase exchange listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.
Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
In addition to purchasing put options on futures, the Fund may write exchange listed call options on futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's fixed income or indexed portfolio which is occurring as interest rates rise.
Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
"MARGIN" IN FUTURES TRANSACTIONS
Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.


WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES
The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).
RISKS
When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rate movements. In these events, the Fund may lose money on the futures contract or option.
It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
RESTRICTED AND ILLIQUID SECURITIES
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities


Act of 1933. Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades. LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
The Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.


WEIGHTED AVERAGE PORTFOLIO MATURITY
The Fund will determine its dollar-weighted average portfolio maturity by assigning a "weight" to each portfolio security based upon the pro rata market value of such portfolio security in comparison to the market value of the entire portfolio. The remaining maturity of each portfolio security is then multiplied by its weight, and the results are added together to determine the weighted average maturity of the portfolio. For purposes of calculating its dollar-weighted average portfolio maturity, the Fund will treat variable and floating rate instruments as having a remaining maturity commensurate with the period remaining until the next scheduled adjustment to the instrument's interest rate. The Fund limits its dollar-weighted average maturity to 15 years or less. PORTFOLIO TURNOVER

The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund, under normal market conditions, will result in its annual rate of portfolio turnover exceeding 200%. For the period from February 14, 1994 (date of initial public investment) to September 30, 1994, and the fiscal year ended September 30, 1995, the Fund's portfolio turnover rates were 21% and 76%, respectively.

INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.


  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed, and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permissible borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge. For purposes
     of this limitation, the following are not deemed to be pledges:   margin
     deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.
  DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry. However, the Fund may at times invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government and its agencies or instrumentalities.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except that the Fund may purchase put options on portfolio securities and on financial futures contracts and related options as a hedging strategy and not for speculative purposes. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell calls on financial futures contracts. The Fund will notify shareholders before such a change in its operating policies is implemented.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.


  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except portfolio securities up to 50% of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.
Except as noted, the above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Except as noted, shareholders will be notified before any material change in the following limitations becomes effective.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operations of any predecessor.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will not invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in the aggregate. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not purchase restricted securities if immediately thereafter more than 10% of the total assets of the Fund, taken at market value, would be invested in such securities (except for commercial paper issued under Section 4(2) of the 1933 Act). See "Restricted and Illiquid Securities".
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, and certain restricted securities not determined by the Trustees to be liquid. See "Restricted and Illiquid Securities".
  INVESTING IN MINERALS
     The Fund will not invest in interests in oil, gas, or other mineral exploration or development programs or leases, except it may purchase the securities of issuers which invest in or sponsor such programs.
  PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser owning individually more than 0.50% of the issuer's securities together own more than 5% of the issuer's securities.
  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
  INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the


     Fund's net assets would be invested in premiums on open put option positions.
The Fund does not expect to borrow money in excess of 5% of the total value of its net assets during the next fiscal year. The Fund has no present intention of investing more than 5% of its net assets in foreign securities or options and fixtures.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
Each fund of the Trust has the ability to issue more than one class of shares. The Fund does not consider the issuance of separate classes of shares to constitute an issue of "senior securities" within the meaning of the investment limitations set forth above.
To comply with registration requirements in certain states, the Fund (1) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by the Fund to 20% of its net assets, and (3) will limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
PEACHTREE FUNDS MANAGEMENT




Officers and Trustees are listed with their addresses, birthdates, present positions Peachtree Funds, and principal occupations.


Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.


Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.








   Thomas G. Bigley
   28th Floor, One Oxford
   Centre. Donahue@*
   FederatedhInvestors Tower


Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.





   John T. Conroy, Jr.
   Wood/IPC Commercial
   Department
   John R. Wood and
   JamesiE.eDowdnc.,nRealtors
   3255HTamiamiMTrailoNorthor
   Naples,,FLA PA




Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



   Edward L. Flaherty, Jr.@
   Henny, Kochuba, Meyer and
   Lawrence D. Ellis, M.D.*
   PeterFE.tMaddenue, -uSuite
   674Westcliff Road
   Westin,rMA, PA




Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Partner, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.



   Gregor F. Meyer
   Henny,.Kochuba, MeyerJand,
   WesleytW. Posvar
   President,dDuquesne-aSuite
   University of Pittsburgh
   Pittsburgh, PA




Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


Birthdate:  October 22, 1930
President, Treasurer and Trustee
Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.


Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


   EdwardiC.PGonzales*hue
   FederatedrInvestors Tower
   Pittsburgh, PA




Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Birthdate:  October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Birthdate:  March 23, 1960
Vice President and Assistant Treasurer
Vice Presdient, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds; formerly, Vice President and Director of Investor Relations, MNC Financial, Inc. and Vice President, Product Management, MNC Financial, Inc.




   Charles L.GDavis, Jr.
   Federated Investors Tower
   Pittsburgh, PA




     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust;; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market


Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of November 3, 1995, the following shareholder of record owned 5% or more of the outstanding shares of the Fund: Bank South, Atlanta, Georgia, acting in various capacities for numerous accounts, owned approximately 9,404,352 shares (96.76%).
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM
TRUST              TRUST*#


John F. Donahue     $0
Chairman and Trustee
Thomas G. Bigley    $338
Trustee
John T. Conroy, Jr. $4,862
Trustee
William J. Copeland $4,862


Trustee
James E. Dowd       $4,862
Trustee
Lawrence D. Ellis, M.D.            $4,681
Trustee
Edward L. Flaherty, Jr.            $4,862
Trustee
Edward C. Gonzales  $0
Trustee
Peter E. Madden     $4,681
Trustee
Gregor F. Meyer     $4,681
Trustee
John E. Murray, Jr.,               $4,681
Trustee
Wesley W. Posvar    $4,681
Trustee
Marjorie P. Smuts   $4,681
Trustee


*Information is furnished for the fiscal year ended September 30, 1995. The Trust is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.



TRUSTEE LIABILITY
Peachtree Funds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Bank serves as the Fund's investment adviser (the "Adviser"). The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by the Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Bank's or its affiliates' lending relationships with an issuer. ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the Prospectus.

For the period from February 14, 1994 (date of initial public investment) to September 30, 1994, and the fiscal year ended September 30, 1995, the Adviser earned advisory fees of $352,666 and $635,619, of which $33,571 and $129,744, respectively, were voluntarily waived.



  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes and extraordinary expenses) exceed 2.50% per year of the first $30 million of average net assets, 2.00% per year of the next $70 million of average net assets, and 1.50% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
ADMINISTRATIVE SERVICES


Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus. For the period from February 14, 1994 (date of initial public investment) to September 30, 1994, and the fiscal year ended September 30, 1995, the Fund incurred administrative service fees of $69,613 and $120,318, respectively.



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the Adviser and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
PURCHASING SHARES

Shares are sold at their offering price on days on which the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
DISTRIBUTION PLAN
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the SEC pursuant to the Investment Company Act of 1940, as amended (the "Act"). The Plan provides for payment of fees to the Distributor to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the Distributor may pay fees to brokers and others for such services. The Trustees expect that the adoption of the Plan will assist the Fund in selling a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and thereby assist the Fund in seeking to achieve its investment objectives.
PURCHASING FUND SHARES WITH SECURITIES
The Fund in its sole discretion, may sell Fund shares to investors that desire to purchase Fund shares with certain securities or a combination of certain securities and cash. The Fund reserves the right to determine the acceptability of securities used to effect such purchases. On the day securities are accepted by the Fund, they are valued based upon independent bid and in the same manner as the Fund values it assets. Investors wishing to use securities to purchase Fund shares should first contact the Bank. Any such transfer of securities is treated as a sale of the securities and will result in the recognition of any gain or loss for federal income tax purposes by the seller of such securities, except to the extent the seller is an ERISA plan or similar entity not subject to tax. Unless such securities are to be acquired by the Fund in a bona fide reorganization, statutory merger, or similar transaction, such securities must meet the Fund's investment restrictions at the time of sale.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which the net asset value is calculated by the Fund are described in the prospectus.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities, other than options, are determined as follows:


   o according to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Trustees; or
   o for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Trustees determine that particular circumstances of the security indicate otherwise.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices.
Pricing services may consider:
   o yield;
   o quality;
   o coupon rate;
   o maturity;
   o type of issue;
   o trading characteristics; and
   o other market data.
The Fund will value futures contracts, options, put options on futures and financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary.
EXCHANGE PRIVILEGE

Shareholders of the Fund may exchange shares of the Fund for shares of other funds advised by the Bank and certain other Funds designated by the Bank and distributed by the Distributor, subject to certain conditions. Exchange procedures are explained in the prospectus under "Exchange Privilege."


REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the Prospectus under "Redeeming Shares."
REDEMPTION IN KIND

Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.
Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by SEC Rule 18f-1 under the Act under which each fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;


   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
  CAPITAL GAINS
     Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Fund shares.
TOTAL RETURN

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

For the one year period ended September 30, 1995 and for the period from February 14, 1994 (date of initial public investment) to September 30, 1995, the Fund's average annual total returns were 6.56% and 1.97%, respectively.



YIELD


The Fund's yield for the 30-day period ended September 30, 1995 was 5.65%.

The yield for the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a 30-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS

The performance of the Fund depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.


Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. government funds" category in advertising and sales literature.
   o LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Hutton, Inc., the index calculates total returns for one- month, three-month, twelve-month, and ten-year periods, and year-to-date.
   o SALOMON BROTHERS AAA-AA CORPORATE INDEX calculates total returns of approximately 775 issues which include long-term high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.
   o MERRILL LYNCH CORPORATE & GOVERNMENT MASTER INDEX is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by Standard and Poor's Corp. and Moody's Investors Service. Only bonds with a minimum maturity of one year are included.
   o MERRILL LYNCH CORPORATE MASTER INDEX is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based on composites of ratings assigned by Standard and Poor's Corp. and Moody's Investors Service. Only bonds with a minimum maturity of one year are included.
   o SALOMON BROTHERS BROAD INVESTMENT-GRADE ("BIG") BOND INDEX is designed to provide the investment-grade bond manager with an all-inclusive universe of institutionally traded U.S. Treasury, agency, mortgage and corporate securities which can be used as a benchmark. The BIG Index is market capitalization-weighted and includes all fixed rate bonds with a maturity of one year or longer and a minimum of $50-million amount outstanding at entry ($200 million for mortgage coupons) and remain in the index until their amount falls below $25 million.
   o MORNINGSTAR, INC. an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.




APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATINGS
AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS
AAA--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
NR--Not rated by Moody's.
Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS


AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment.
NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.
DUFF & PHELPS CREDIT RATING CO. LONG-TERM DEBT RATINGS
AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.
A--Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


BBB--Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles. COMMERCIAL PAPER RATINGS
STANDARD AND POOR'S RATINGS GROUP
A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.
A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".
MOODY'S INVESTORS SERVICE, INC.
P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.
P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
FITCH INVESTORS SERVICE, INC.
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.


FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.
DUFF & PHELPS CREDIT RATING CO.
DUFF 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.
DUFF 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. DUFF 1---High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. GOOD GRADE
DUFF 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.
A CREDIT RATING IS NOT A RECOMMENDATION TO BUY, SELL OR HOLD SECURITIES, AND IS SUBJECT TO CHANGE AND/OR WITHDRAWAL BY THE RATING AGENCY.



                     PEACHTREE GOVERNMENT MONEY MARKET FUND
                        (A PORTFOLIO OF PEACHTREE FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of Peachtree Government Money Market Fund (the "Fund") dated November 30, 1995. This Statement is not a prospectus itself. To receive a copy of the

70467H200
3092205B (11/95)


   prospectus call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969.
   SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF BANK SOUTH (THE "BANK") OR ANY OF ITS AFFILIATES, OR ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES OF THIS FUND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.
   THE BANK IS INVESTMENT ADVISER TO THE FUND. THE FUND IS DISTRIBUTED BY FEDERATED SECURITIES CORP., WHICH IS NOT AFFILIATED WITH THE BANK.
                        Statement dated November 30, 1995














           FEDERATED SECURITIES
           CORP.

           Distributor


GENERAL INFORMATION ABOUT THE FUND2       PURCHASING SHARES               18

INVESTMENT OBJECTIVE AND POLICIES2         Administrative Arrangements    18
                                           Distribution Plan              18
 Types of Investments            2
                                           Purchasing Fund Shares With
 When-Issued and Delayed Delivery
                                             Securities                   19
  Transactions                   2
                                          DETERMINING NET ASSET VALUE     19
 Repurchase Agreements           3
 Reverse Repurchase Agreements   3         Use of the Amortized Cost Method20
 Lending of Portfolio Securities 4        EXCHANGE PRIVILEGE              22
 Investment Limitations          4
                                           Requirements for Exchange      22
PEACHTREE FUNDS MANAGEMENT       6
                                           Making an Exchange             22
 Fund Ownership                 13        REDEEMING SHARES                22
 Trustees Compensation          13
                                           Redemption in Kind             22
 Trustee Liability              15
                                          TAX STATUS                      23
INVESTMENT ADVISORY SERVICES    15
                                           The Fund's Tax Status          23
 Adviser to the Fund            15
                                           Shareholders' Tax Status       24
 Advisory Fees                  15
                                          YIELD                           24
ADMINISTRATIVE SERVICES         16
                                          EFFECTIVE YIELD                 25
TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT                17        PERFORMANCE COMPARISONS         25

BROKERAGE TRANSACTIONS          17


GENERAL INFORMATION ABOUT THE FUND

Peachtree Government Money Market Fund (the "Fund") is a portfolio of Peachtree Funds (the "Trust") which was established as a Massachusetts business trust under a Declaration of Trust dated as of September 22, 1993, as amended and restated dated December 20, 1993.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to achieve current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests in short-term U.S. government securities.
  VARIABLE RATE U.S. GOVERNMENT SECURITIES
     Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.
     Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REPURCHASE AGREEMENTS
As collateral for the obligation of the seller to repurchase the securities from the Fund, the Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other financial institutions, such as broker-dealers, which are deemed by the Fund's Adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash and pledging securities as collateral. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantaged time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and maintained until the transaction is settled.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to 33 1/3% of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to 50% of the value of its total assets. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, limitations, or its Declaration of Trust.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in the following limitations becomes effective.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will not invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in the aggregate. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.


  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven calendar days, and certain restricted securities not determined by the Trustees to be liquid.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets during its next fiscal year.
PEACHTREE FUNDS MANAGEMENT


Officers and Trustees are listed with their addresses, birthdates, present positions Peachtree Funds, and principal occupations.


Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.


   John F. Donahue@*
   Federated Investors Tower


Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.




   John T. Conroy, Jr.
   Wood/IPC Commercial
   Department
   JohnaR.GWoodgand
   WilliamtJ.,Copelandealtors
   OnetPNCmPlazaT-a23rdoFloor
   Naples,rFL, PA




Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.




   Edward L. Flaherty, Jr.@
   Henny, Kochuba, Meyer and
   Flaherty D. Ellis, M.D.*
   JamesaE.wDowdenter -uSuite
   1111Hayward Mill Road
   Pittsburgh, PA




Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Partner, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.







   Gregor F. Meyer
   Henny,.Kochuba, MeyerJand,
   S.J.D.ty
   TwosGatewayDCentere- Suite
   674Westcliff Road
   Pittsburgh, PA




Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


Birthdate:  October 22, 1930
President, Treasurer and Trustee
Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.

   Wesley W. Posvar
   MarjoriehP.rSmutss*earning
   4905eBayardoStreetsburghr
   Pittsburgh, PA




Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Birthdate:  October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

   J.cChristopherhDonahue
   Federated Investors Tower
   Pittsburgh, PA


Birthdate:  March 23, 1960
Vice President and Assistant Treasurer
Vice Presdient, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds; formerly, Vice President and Director of Investor Relations, MNC Financial, Inc. and Vice President, Product Management, MNC Financial, Inc.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income


Securities, Inc.; High Yield Cash Trust;; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of November 3, 1995, the following shareholder of record owned 5% or more of the outstanding shares of the Fund: Bank South, Atlanta, Georgia, acting in various capacities for numerous accounts, owned approximately 65,762,067 shares (97.73%).
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM
TRUST              TRUST*#


John F. Donahue     $0


Chairman and Trustee
Thomas G. Bigley    $338
Trustee
John T. Conroy, Jr. $4,862
Trustee
William J. Copeland $4,862
Trustee
James E. Dowd       $4,862
Trustee
Lawrence D. Ellis, M.D.            $4,681
Trustee
Edward L. Flaherty, Jr.            $4,862
Trustee
Edward C. Gonzales  $0
Trustee
Peter E. Madden     $4,681
Trustee
Gregor F. Meyer     $4,681
Trustee
John E. Murray, Jr.,               $4,681
Trustee
Wesley W. Posvar    $4,681
Trustee
Marjorie P. Smuts   $4,681
Trustee


*Information is furnished for the fiscal year ended September 30, 1995. The Trust is the only investment company in the Fund Complex.


#The aggregate compensation is provided for the Trust which is comprised of six portfolios.

TRUSTEE LIABILITY
Peachtree Funds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Bank South (the "Adviser"). The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by the Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Bank's or its affiliates' lending relationships with an issuer. ADVISORY FEES

For its advisory services, the Adviser receives an annual investment advisory fee as described in the Prospectus. During the period from January 7, 1994 (start of business) through September 30, 1994, and for the fiscal year ended September 30, 1995, the Adviser earned advisory fees of $131,694 and $356,814, of which $121,371 and $217,475, respectively, were voluntarily waived.



  STATE EXPENSE LIMITATIONS
     The Fund has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2.50% per year of the first $30 million of average net assets, 2.00% per year of the next $70 million of average net assets, and 1.50% per year of the remaining average net assets, the Adviser has agreed to reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
ADMINISTRATIVE SERVICES


Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus. For the period from January 7, 1994 (start of business) to September 30, 1994 and the fiscal year ended September 30, 1995, the Fund incurred administrative service costs of $38,575 and $104,633, of which $7,497 and $0, respectively, were voluntarily waived.



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser exercises reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. The Adviser determines in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers and dealers may be used by the Adviser in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser might otherwise have paid, it would tend to reduce its expenses.
PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Funds."
ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
DISTRIBUTION PLAN
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission ("SEC") pursuant to the Investment Company Act of 1940, as amended (the "Act"). The Plan provides for payment of fees to the Distributor to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the Distributor may pay fees to brokers and others for such services.

PURCHASING FUND SHARES WITH SECURITIES
The Fund in its sole discretion, may sell Fund shares to investors that desire to purchase Fund shares with certain securities or a combination of certain securities and cash. The Fund reserves the right to determine the acceptability of securities used to effect such purchases. On the day securities are accepted by the Fund, they are valued based upon independent bid and in the same manner as the Fund values it assets. Investors wishing to use securities to purchase Fund shares should first contact the Bank. Any such transfer of securities is treated as a sale of the securities and will result in the recognition of any gain or loss for federal income tax purposes by the seller of such securities, except to the extent the seller is an ERISA plan or similar entity not subject to tax. Unless such securities are to be acquired by the Fund in a bona fide reorganization, statutory merger, or similar transaction, such securities must meet the investment restrictions at the time of sale.
  TAX CONSEQUENCES
     Exercise of this exchange privilege is currently treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.
DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.


USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions of SEC Rule 2a-7 under the Act. Under this Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.
Under such Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by this Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.
  MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


  INVESTMENT RESTRICTIONS
     Rule 2a-7 requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 13 months days can be purchased by the Fund.
     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.
The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


EXCHANGE PRIVILEGE

Shareholders of the Fund may exchange shares of the Fund for shares of other Funds advised by the Bank and certain other funds designated by the Bank and distributed by the Distributor, subject to certain conditions. Exchange procedures are explained in the Prospectus under "Exchange Privilege". REQUIREMENTS FOR EXCHANGE
Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses may be obtained by calling the Bank at the number on the cover of this Statement of Additional Information.
MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Bank receives the redemption request. Redemption will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price, in whole or in part, by a distribution of securities from the Fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If such a state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.
Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by SEC Rule 18f-1 under the Act under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.


SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.
  CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
YIELD


The Fund's yield for the seven-day period ended September 30, 1995 was 5.29%.

The Fund calculates its yield daily based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:
   o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;
   o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   o multiplying the base period return by (365/7).
To the extent that financial institutions and brokers/dealers charge fees in connection with services and provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.


EFFECTIVE YIELD


The Fund's effective yield for the seven-day period ended September 30, 1995 was 5.43%.

The Fund's effective yield is computed by compounding the unannualized base period return by:
   o adding 1 to the base period return;
   o raising the sum of the 365/7th power; and
   o   subtracting 1 from the result.
PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates on money market instruments;
   o changes in Fund expenses; and
   o the relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the


     "short-term U.S. government funds" category in advertising and sales literature.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.
   o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.
Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specified period of time.




--------------------------------------------------------------------------------

PEACHTREE EQUITY FUND
(A PORTFOLIO OF PEACHTREE FUNDS)
PROSPECTUS
70467H309
3093003B (11/95)
--------------------------------------------------------------------------------

The shares of the Peachtree Equity Fund (the "Fund") offered by this Prospectus represent interests in a diversified portfolio of Peachtree Funds (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to achieve long-term growth of capital and income. The Fund pursues this objective by investing primarily in a portfolio of common stocks of United States issuers.

This prospectus contains the information you should read carefully and understand before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated November 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by contacting the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969.



SHARES OF THE FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, AND ARE NOT ISSUED, ENDORSED OR GUARANTEED BY, BANK SOUTH (THE "BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT ISSUED, INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


THE BANK IS THE INVESTMENT ADVISER TO THE FUND. THE FUND IS DISTRIBUTED BY FEDERATED SECURITIES CORP., WHICH IS NOT AFFILIATED WITH THE BANK.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

November 30, 1995


The Investment Adviser to the Peachtree Funds is Bank South, a Georgia commercial bank, 3350 Cumberland Circle, Atlanta, Georgia 30339 (the "Adviser"). On September 5, 1995, the Adviser's parent corporation, Bank South Corporation, entered into a definitive agreement pursuant to which the Adviser will be acquired by NationsBank Corporation, one of the nation's largest banking and financial services holding companies. The proposed change of control of the Adviser will legally constitute an assignment of the advisory contract between the Funds and the Adviser, which is subject to the prior approval of the Funds' Board of Directors and shareholders. Following the merger of Bank South Corporation and NationsBank Corporation, it is presently contemplated that the Adviser will be merged with NationsBank of Georgia, N.A. and that, subject to the further approval of the Funds' Board of Directors and shareholders, the Peachtree Funds will be merged with similar portfolios of the Nations Fund, which currently is advised by NationsBank, N.A. Recently, NationsBank announced the formation of NationsBanc Advisors, Inc. that will become the advisor to Nations Fund, and the formation of TradeStreet Investment Associates, Inc. that will become the investment subadviser for Nations Fund.



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                           2

------------------------------------------------------


GENERAL INFORMATION                                                            3

------------------------------------------------------


INVESTMENT INFORMATION                                                         3

------------------------------------------------------


  Investment Objective                                                         3


  Investment Policies                                                          3


  Certain Borrowing and


     Investment Limitations                                                    5



PEACHTREE FUNDS INFORMATION                                                    6

------------------------------------------------------


  Management of the Trust                                                      6


  Distribution of Shares                                                       7


  Administration of the Trust                                                  8


  Brokerage Transactions                                                       9



NET ASSET VALUE                                                                9

------------------------------------------------------


INVESTING IN THE FUND                                                          9



------------------------------------------------------


  Share Purchases                                                              9


  Minimum Investment Required                                                 10


  Systematic Investment Program                                               10


  What Shares Cost                                                            10


  Reducing or Eliminating the Sales Load                                      11


  Certificates and Confirmations                                              12


  Dividends and Distributions                                                 12


  Purchasing Shares of the Fund
     with Securities                                                          13





EXCHANGE PRIVILEGE                                                            13

------------------------------------------------------


Peachtree Funds                                                               13



REDEEMING SHARES                                                              14

------------------------------------------------------


  Systematic Withdrawal Program                                               16


  Accounts With Low Balances                                                  16



SHAREHOLDER INFORMATION                                                       16

------------------------------------------------------


  Voting Rights                                                               16




  Massachusetts Partnership Law                                               16



EFFECT OF BANKING LAWS                                                        17

------------------------------------------------------


TAX INFORMATION                                                               18

------------------------------------------------------


  Federal Income Tax                                                          18


  State and Local Taxes                                                       18



PERFORMANCE INFORMATION                                                       18

------------------------------------------------------


FINANCIAL STATEMENTS                                                          19

------------------------------------------------------




REPORT OF ERNST & YOUNG LLP,
  INDEPENDENT AUDITORS                                                        31

------------------------------------------------------

ADDRESSES                                                                     32
------------------------------------------------------



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------




                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)...........             3.75%
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering
  price)..............................................................................              None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...............................              None
Redemption Fees (as a percentage of amount redeemed, if applicable)...................              None
Exchange Fee..........................................................................              None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1)......................................................             0.66%
12b-1 Fees (2)........................................................................             0.00%
Total Other Expenses..................................................................             0.34%
  Shareholder Services Fees(3)........................................................    0.00%
    Total Fund Operating Expenses(4)..................................................             1.00%






(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.



(2) As of the date of this prospectus, the Fund is not paying or accruing 12b-1 fees. The fund can pay up to 0.75% as a 12b-1 fee to the distributor. Certain trust clients of the Bank or its affiliates, including ERISA plans, will not be affected by the distribution plan because the distribution plan will not be activated unless and until a second, "Trust," class of shares of the Fund (which would not have a Rule 12b-1 plan) is created and such trust clients' investments in the Fund are converted to such Trust class.



(3) As of the date of this prospectus, the Fund is not paying or accruing shareholder services fees. The fund can pay up to 0.25% as a shareholder services fee to certain financial institutions. Certain trust clients of the Bank or its affiliates, including ERISA plans, will not be affected by the shareholder services plan because the shareholder services plan will not be activated unless and until a second, "Trust," class of shares of the Fund (which would not have a services plan) is created and such clients' investments in the Fund are converted to such Trust class.





(4) The Total Fund Operating Expenses would have been 1.09% absent the voluntary waiver of a portion of the management fee.



    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "PEACHTREE FUNDS INFORMATION" AND "INVESTING IN THE FUND." WIRE-TRANSFERRED REDEMPTIONS MAY BE SUBJECT TO ADDITIONAL FEES.





                              EXAMPLE                                1 year    3 years    5 years    10 years
-------------------------------------------------------------------  ------    -------    -------    --------
You would pay the following expenses on a $1,000 investment
  assuming (1) 5% annual return and (2) redemption at the end of
  each time period. The Fund charges no redemption fees............   $ 47       $68        $91        $155






    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING SEPTEMBER 30, 1996.



PEACHTREE EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 31.




                                                                        YEAR ENDED SEPTEMBER
                                                                                30,
                                                                        --------------------
                                                                         1995        1994(A)
                                                                        ------       -------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 9.92       $10.00
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------
  Net investment income                                                   0.13         0.10
---------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                  2.05        (0.08)
---------------------------------------------------------------------   ------       -------
  Total from investment operations                                        2.18         0.02
---------------------------------------------------------------------   ------       -------
LESS DISTRIBUTIONS
---------------------------------------------------------------------
  Distributions from net investment income                               (0.13)       (0.10)
---------------------------------------------------------------------
  Total distributions                                                    (0.13)       (0.10)
---------------------------------------------------------------------   ------       -------
NET ASSET VALUE, END OF PERIOD                                          $11.97       $ 9.92
---------------------------------------------------------------------   ------       -------
TOTAL RETURN (B)                                                         22.19%        0.20%
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS


---------------------------------------------------------------------
  Expenses                                                                1.01%        0.96%*
---------------------------------------------------------------------
  Net investment income                                                   1.26%        1.66%*
---------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                        0.09%        0.09%*
---------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------
  Net assets, end of period (000 omitted)                               $125,031     $96,796
---------------------------------------------------------------------
  Portfolio turnover                                                        17%           4%
---------------------------------------------------------------------





* Computed on an annualized basis.

(a) Reflects operations for the period from February 14, 1994 (date of initial public investment) to September 30, 1994.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 22, 1993, as amended and restated dated December 20, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This prospectus relates only to the Trust's Peachtree Equity Fund. The Fund is designed as a convenient means of accumulating an interest in a professionally managed, diversified portfolio consisting primarily of common stocks of United States issuers. A minimum initial investment of $1,000 is required ($500 for Individual Retirement Accounts ("IRAs") ), and subsequent investments must be in amounts of at least $100. See "Investing in the Fund."

Fund shares are sold at net asset value plus a maximum sales load of 3.75% and redeemed at net asset value.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund's investment objective is to achieve long-term growth of capital and income. The investment objective cannot be changed without the approval of the Fund's shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in the securities of high quality companies. Emphasis is placed on stocks where the market price of the stock appears low when compared to present earnings. The Fund's investment approach is based on the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly-held corporations. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.


ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to:

COMMON STOCKS. The Fund invests primarily in common stocks of companies selected by the Fund's investment adviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects of the companies. Ordinarily, these companies will be in the top 30% of their industries with regard to revenues. However, other factors such as product position, market share, potential earnings growth, or asset values will be considered by the investment adviser and may outweigh revenues. At least 65% of the Fund's portfolio will be invested in common stocks, unless it is in a defensive position.

OTHER CORPORATE SECURITIES. The Fund may invest in preferred stocks, convertible securities, notes rated A or better by Moody's Investors Service, Inc., Standard & Poor's Ratings Group, Duff & Phelps Credit Rating Co. or Fitch Investors Service, Inc., or securities deemed by the investment adviser to be of comparable quality to securities having such ratings, and warrants of these companies. Corporate fixed income securities are subject to market and credit risks. If any note invested in by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. government securities and obligations of U.S. government agencies and instrumentalities.

OPTIONS AND FUTURES.  The Fund may purchase and sell financial futures contracts and purchase and sell options on financial futures contracts and on its portfolio securities.

FOREIGN SECURITIES. The Fund may invest in foreign securities which are traded publicly in the United States. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investments in domestic issuers. These considerations include the possibility of expropriation or nationalization, exchange rate fluctuations, foreign taxation and withholding, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social, or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Transaction costs in foreign securities may be higher. The Fund's investment adviser will consider these and other factors before investing in foreign securities and will not make such investments unless, in its opinion, such investments will meet the Fund's standards and objectives.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker-dealers and other financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price including interest. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. Repurchase agreements will be collateralized by securities having a value equal at all times to at least 100% of the amount of the securities subject to the repurchase agreement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in the aggregate. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses, and therefore, any investment by the Fund in Shares of another investment company would be subject to certain duplicate expenses, particularly transfer agent and custodian fees. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.


LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, to broker-dealers, banks, or other institutional borrowers of securities. The Fund will limit the amount of portfolio securities it may lend to not more than 50% of its total assets at any time. The Fund will only enter into loan arrangements with broker-dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Board of Trustees, and will receive collateral equal to at least 100% of the value of the securities loaned at all times. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


TEMPORARY INVESTMENTS. For defensive purposes only, the Fund may also invest temporarily in cash and money market instruments during times of unusual market conditions. These investments include the following:

     - prime commercial paper, including master demand notes;

     - instruments of domestic and U.S. dollar denominated foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances);

     - securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies, or instrumentalities;

     - repurchase agreements;

     - securities of other investment companies; and

     - other short-term money market instruments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice to 15% of its net assets.

CERTAIN BORROWING AND INVESTMENT LIMITATIONS

The Fund will not:

     - borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to 33 1/3% of the value of its total assets and secure such borrowings with up to 15% of the value of those assets at the time of borrowing;

     - engage in short sales; or

     - with respect to 75% of its total assets, invest more than 5% in securities of any one issuer other than cash, cash items, or securities issued and/or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, or acquire more than 10% of the outstanding voting securities of any one issuer.


The above investment limitations cannot be changed without Fund shareholder approval. See "Investment Objective and Policies" in the Statement of Additional Information.


PEACHTREE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees (the "Board" or "Trustees"). The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board handles various of the


Board's delegable responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by the Bank, as the Fund's investment adviser (the "Adviser"), subject to direction by the Board. The Adviser conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund's assets.

ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by certain other mutual funds, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser has undertaken to reimburse the Fund, up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


ADVISER'S BACKGROUND. The Adviser, a commercial bank chartered under the laws of the State of Georgia and headquartered in Atlanta, Georgia, is a wholly-owned subsidiary of Bank South Corporation, a Georgia corporation which is a registered bank holding company. The Adviser serves consumers through its network of banking offices with a full range of deposit and lending products, as well as investment services. The principal offices of the Adviser are located at 3350 Cumberland Circle, Atlanta, GA 30339.





The Investment Adviser to the Peachtree Funds is Bank South, a Georgia commercial bank, 3350 Cumberland Circle, Atlanta, Georgia 30339 (the "Adviser"). On September 5, 1995, the Adviser's parent corporation, Bank South Corporation, entered into a definitive agreement pursuant to which the Adviser will be acquired by NationsBank Corporation, one of the nation's largest banking and financial services holding companies. The proposed change of control of the Adviser will legally constitute an assignment of the advisory contract between the Funds and the Adviser, which is subject to the prior approval of the Funds' Board of Directors and shareholders. Following the merger of Bank South Corporation and NationsBank Corporation, it is presently contemplated that the Adviser will be merged with NationsBank of Georgia, N.A. and that, subject to the further approval of the Funds' Board of Directors and shareholders, the Peachtree Funds will be merged with similar portfolios of the Nations Fund, which currently is advised by NationsBank, N.A. Recently, NationsBank announced the formation of NationsBanc Advisors, Inc. that will become the advisor to Nations Fund, and the formation of TradeStreet Investment Associates, Inc. that will become the investment subadviser for Nations Fund.



The Adviser has managed discretionary assets for its customers since 1931. As of September 30, 1995, the Adviser managed in excess of $1.3 billion of discretionary assets. The Bank has served as an investment adviser to mutual funds since January, 1994.




As part of its regular banking operations, the Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Bank. The lending relationship will not be a factor in the selection of securities.

PORTFOLIO MANAGER. Mr. W. Shelton Prince is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Prince joined the Adviser in March of 1968, and was promoted to Vice President in November 1979, and Senior Investment Manager in February 1993. Additionally, he is responsible for the management of the Advisor's Equity Common Trust Fund and has overall responsibility for the Advisor's Mutual Fund Management Group. He also serves on the Advisor's Investment Strategy Advisory Committee.

Mr. Prince's educational background includes a Bachelor of Science degree from North Georgia College and a Master of Business Administration in both Finance and Management from Georgia State University. He is a member of the Atlanta Society of Financial Analysts.

DISTRIBUTION OF SHARES

Federated Securities Corp. (the "Distributor") is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. The Distributor is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Under a distribution plan (the "Plan") adopted in accordance with Securities and Exchange Commission ("SEC") Rule 12b-1 under the Investment


Company Act of 1940, as amended, the Fund will pay an amount computed at an annual rate of up to 0.75% of the average daily net asset value of the shares to finance any activity which is principally intended to result in the sale of shares subject to the Plan. Certain trust clients of the Bank, including ERISA plans, will not be affected by the Plan because the Plan will not be activated unless and until a second, "Trust" class of shares of the Fund (which would not have a Rule 12b-1 plan) is created and such trust clients' investments in the Fund are converted to such Trust class.

The Distributor may select other financial institutions (such as broker-dealers or banks) to provide sales support services as agents for their clients or customers who beneficially own shares. These financial institutions (including the Bank) will receive fees from the Distributor based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Distributor.

The Fund's Plan is a compensation type plan. As such, the Fund pays the Distributor the fee described above as opposed to reimbursing the Distributor for actual expenses incurred. Therefore, the Fund does not pay for amounts expended by the Distributor in excess of amounts received by it from the Fund, which may include interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to certain states' securities laws.

ADMINISTRATIVE ARRANGEMENTS. The Distributor may also pay administrators a fee based upon the average net asset value of shares of their customers invested in the Trust for providing administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Trust.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides certain administrative personnel and services necessary to operate the Fund. Such services include certain legal and accounting services. Federated Administrative Services provides these at the annual rates specified below:


       MAXIMUM                 AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE            NET ASSETS OF THE TRUST
---------------------    ------------------------------------
     .150 of 1%               on the first $250 million
     .125 of 1%                on the next $250 million
     .100 of 1%                on the next $250 million
     .075 of 1%          on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $100,000 per Fund. Federated Administrative Services may voluntarily choose to waive a portion of its fee.

SHAREHOLDER SERVICES PLAN. The Fund has adopted a Shareholder Services Plan (the "Services Plan") with respect to the shares. Under the Services Plan, financial institutions will enter into shareholder service agreements with the Fund to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of the shares. In return for providing these support services, a financial institution may receive payments from the Fund at a rate not exceeding 0.25% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests. Certain trust clients of the Bank, including ERISA plans, will not be affected by the Services Plan because the Services Plan will not be activated unless and until a second, "Trust" class of shares of the Fund (which would not have a Services Plan) is created and such trust clients' investments in the Fund are converted to such Trust class.

CUSTODIAN. The Bank of New York, New York, New York is custodian for the securities and cash of the Fund.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO ACCOUNTING SERVICES.
 Federated Services Company, Boston, MA, a subsidiary of Federated Investors, is transfer agent (the "Transfer Agent") for the shares of, and dividend disbursing agent for, the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.



INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.



BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares of the Fund may be purchased through the Bank. In connection with the sale of shares of the Fund, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.


BY TELEPHONE. To place an order to purchase Fund shares, call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969. Texas residents must purchase shares of the Fund through Bank South Securities Corporation at 1-404-989-6181 or 1-800-621-8967. Your purchase order will be taken directly over the telephone. The order must be placed by 4:00 p.m. (Eastern time) for shares to be purchased at that day's price.



BY MAIL. Provide a letter of instruction to the Fund indicating your purchase order, including the dollar amount of your order, your account title and/or name, your account number, and a check made payable to the Fund.

PAYMENT BY CHECK. Mail to Peachtree Equity Fund, c/o the Peachtree Funds Service Center, MC 684, P.O. Box 4387, Atlanta, Georgia 30302.

PAYMENT BY WIRE. To purchase shares by Federal Wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which the Fund, the Bank and the Federal Reserve Banks are open for business.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund by an investor is $1,000 ($500 for IRAs). Subsequent investments must be in amounts of at least $100. The Fund may choose to waive its minimum investment requirements from time to time and for accounts which select the Systematic Investment Program.

SYSTEMATIC INVESTMENT PROGRAM

Once an account has been opened, shareholders may add to their investment on a regular basis in minimum amounts of $100, unless waived. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking or other transaction deposit account and invested in Fund shares at the net asset value next determined after an order is received by the Bank, plus an applicable sales load. A shareholder may apply for participation in this program through the Bank.


WHAT SHARES COST

Shares of the Fund are sold at their net asset value next determined after an order is received plus a sales load as follows:


                                                        SALES LOAD AS     SALES LOAD AS
                                                        A PERCENTAGE       A PERCENTAGE
                                                          OF PUBLIC       OF NET AMOUNT
                 AMOUNT OF TRANSACTION                 OFFERING PRICE        INVESTED
                                                       ---------------    --------------
     Less than $100,000                                     3.75%             3.90%
     $100,000 but less than $250,000                        3.25%             3.38%
     $250,000 but less than $500,000                        2.75%             2.83%
     $500,000 but less than $750,000                        2.25%             2.30%
     $750,000 but less than $1,000,000                      1.00%             1.01%
     $1,000,000 but less than $2,000,000                    0.50%             0.50%
     $2,000,000 or more                                     0.00%             0.00%






The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which changes (if any) in the value of the Fund's portfolio securities do not materially affect its net asset value; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.


PURCHASES AT NET ASSET VALUE. Shares of the Fund may be purchased at net asset value, without a sales load, by certain trust customers of the Bank and current and retired directors, advisory committee members and employees of the Bank and its affiliates and their spouses and children under 21. In addition, no sales load is imposed for Fund shares purchased through Bank South Investment Services, Inc.'s wrap fee program. Shareholders who wish to obtain more information about the wrap fee program may contact Bank South Investment Services, Inc. Investors who purchase shares through the wrap fee program may be charged an additional fee by Bank South Investment Services, Inc.

SALES LOAD REALLOWANCE. The Bank and any authorized dealer or bank will normally receive up to 85% of the applicable sales load as a transaction fee from its customers and for sales and/or administrative services performed on behalf of its customers in connection with the initiation of customer accounts and purchases of Fund shares. Any portion of the sales load which is not paid to the Bank or a dealer will be retained by the Distributor. However, the Distributor will, periodically, uniformly offer to pay additional amounts in the form of cash or promotional incentives consisting of trips to sales seminars at luxury resorts, tickets or other items, to all dealers selling shares of the Fund. Such payments, all or a portion of which may be paid from the sales load the Distributor normally retains or any other source available to it, will be predicated upon the amount of shares of the Fund that are sold by the dealer.


REDUCING OR ELIMINATING THE SALES LOAD



The sales load can be reduced or eliminated on the purchase of shares of the Fund through:


     - quantity discounts and accumulated purchases;

     - signing a 13-month letter of intent;

     - using the reinvestment privilege; or

     - concurrent purchases.


QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table on the previous page, larger purchases may reduce or eliminate the sales load paid. The Fund will combine purchases of shares made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales load.


If an additional purchase of shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $90,000 and purchases $10,000 more at the current public offering price, the sales load on the additional purchase according to the schedule now in effect would be 3.25%, not 3.75%.



To receive the sales load reduction or elimination, the Bank must be notified by the shareholder in writing at the time the purchase is made that shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales load after it confirms the purchases.



LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the Fund over the next 13 months, the sales load may be reduced or eliminated by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 3.75% of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.


The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales load.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. The Bank must be notified by the shareholder in writing or by the shareholder's financial institution of the reinvestment in order to eliminate a sales load. If the shareholder redeems his shares in the Fund, there may be tax consequences.


CONCURRENT PURCHASES. For purposes of qualifying for a sales load reduction or elimination, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Trust, the purchase price of which includes a sales load. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Trust with a sales load and $70,000 in this Fund, the sales load would be reduced.



To receive a sales load reduction or elimination, the Distributor must be notified by the shareholder in writing or by the Bank at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales load after it confirms the purchases. See "What Shares Cost" and "Addresses".


CERTIFICATES AND CONFIRMATIONS

The Transfer Agent for the Fund maintains a share account for each shareholder of record. Share certificates are not issued unless requested in writing from the Fund or the Transfer Agent.

Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends are sent to each shareholder.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date.

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be reinvested in additional shares on payment dates at the ex-dividend date's net asset value without a sales load, unless a shareholder makes a written request for cash payments to the Fund or the Bank.


PURCHASING SHARES OF THE FUND WITH SECURITIES


The Fund in its sole discretion, may sell Fund shares to investors that desire to purchase Fund shares with certain securities or a combination of certain securities and cash. The Fund reserves the right to determine the acceptability of securities used to effect such purchases. On the day securities are accepted by the Fund, they are valued based upon independent bid and in the same manner as the Fund values its assets. Investors wishing to use securities to purchase Fund shares should first contact the Bank. Any such transfer of securities is treated as a sale of the securities and will result in the recognition of any gain or loss for federal income tax purposes by the seller of such securities, except to the extent the seller is an ERISA plan or similar entity not subject to tax.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

PEACHTREE FUNDS

All shareholders of the Fund are shareholders of Peachtree Funds. Peachtree Funds currently include the Fund, Peachtree Bond Fund, Peachtree Georgia Tax-Free Income Fund, Peachtree Prime Money Market Fund, and Peachtree Government Money Market Fund. Shareholders have easy access to each of the portfolios of Peachtree Funds through a telephone exchange program. All Peachtree Funds are advised by the Bank and distributed by the Distributor.

Shareholders may exchange shares of the Fund for shares of the other Peachtree Funds. In addition, shares of the Fund may also be exchanged for certain other funds designated by the Bank which are distributed by the Distributor, but are not advised by the Bank ("Federated Funds"). For further information on the availability of Federated Funds for exchanges, please call the Peachtree Funds


Service Center at 1-404-989-6200 or 1-800-621-8969. Shares of funds with a sales load may be exchanged at net asset value for shares of other funds with an equal sales load or no sales load. Shares of funds with a sales load may be exchanged for shares of funds with a higher sales load at net asset value, plus the additional sales load. Shares of funds with no sales load, acquired by direct purchase, may be exchanged for shares of funds with a sales load at net asset value, plus the applicable sales load.

When an exchange is made from a fund with a sales load to a fund with no sales load, the shares exchanged and additional shares which have been purchased by reinvesting dividends or capital gains on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales load would be at net asset value.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected.

The exchange privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value for the applicable fund. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized.

The Fund reserves the right to terminate the exchange privilege at any time on 60 days' notice. Shareholders will be notified if this privilege is terminated. A shareholder may obtain further information on the exchange privilege by calling the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969.

BY TELEPHONE. Instructions for exchanges between funds which are part of the Trust may be given by telephone to the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969 or to the Distributor. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the Fund's Transfer Agent by the Bank and deposited to the shareholder's mutual fund account before being exchanged. See "Addresses".

An authorization form permitting the Fund to accept telephone exchanges must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information regarding this service are available from the Bank. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received before 4:00 p.m. (Eastern time) for shares to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders may have difficulty in making exchanges by telephone through the Bank during times of drastic economic or market changes. If a shareholder cannot contact the Bank by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Peachtree Funds, 3350 Cumberland Circle, 10th Floor, Atlanta, Georgia 30339.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Fund redeems shares at their net asset value next determined after the Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through the Bank or directly to the Fund.

BY TELEPHONE. A shareholder may redeem shares of the Fund by contacting his account officer or by calling the Peachtree Funds Service Center to request the redemption. (Call 1-404-989-6200 or 1-800-621-8969.) Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the Bank. Redemption requests to the Bank must be received before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value, and the Bank will promptly submit such redemption requests and provide written redemption instructions to the


Fund. If, at any time, the Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service are available from the Bank. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

A shareholder may have the redemption proceeds directly deposited by electronic funds transfer or wired directly to a domestic commercial bank previously designated by the shareholder. Wire redemption orders will only be accepted on days on which the Fund, the Bank and the Federal Reserve Wire System are open for business. Wire-transferred redemptions may be subject to an additional fee.

In the event of extraordinary economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, it is recommended that a redemption request be made in writing and be hand delivered or sent by overnight mail to your account officer at the Bank.

BY MAIL. Shareholders may redeem shares by sending a written request to the Bank. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to the Bank. Shareholders should call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969 for assistance in redeeming shares by mail.


SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:



- a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;



- a member of the New York, American, Boston, Midwest, or Pacific Stock
  Exchanges;



- a savings bank or savings and loan association whose deposits are insured by the SAIF, which is administered by the FDIC; or


- any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934, as amended.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its Transfer Agent reserve the right to amend these standards at any time without notice.


RECEIVING PAYMENT. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven calendar days, after receipt of a proper written redemption request, provided that the Transfer Agent has received payment for shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to Fund shares, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through the Bank.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum of $1,000.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Fund entitles shareholders to one vote in Trustee elections and other matters submitted to shareholders of the Trust for vote. All shares of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular Fund, only shareholders of that Fund are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of November 3, 1995, Bank South, Atlanta, Georgia, acting in various capacities for numerous accounts, owned approximately 9,962,875 shares (95.47%) of the Peachtree Equity Fund, and therefore, may for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Any Trustee may be removed by the Board of Trustees or by the shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

MASSACHUSETTS PARTNERSHIP LAW



Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to indemnify, protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of the Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------


Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company or from acting as agent for their customers in purchasing securities. The Adviser is subject to such banking laws and regulations.



The Bank believes, based on the advice of its counsel, that it may perform the services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent the Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by the Bank. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to the Bank is found) as a result of any of these occurrences.



TAX INFORMATION
--------------------------------------------------------------------------------



FEDERAL INCOME TAX

The Fund expects to pay no federal income tax because it intends to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund may advertise its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



The yield of the Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a 30-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



PEACHTREE EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------



SHARES                                                                                  VALUE
------         -------------------------------------------------------------------   ------------
LONG-TERM INVESTMENTS--95.1%
----------------------------------------------------------------------------------
COMMON STOCKS--95.1%
----------------------------------------------------------------------------------
               AEROSPACE & DEFENSE--2.9%
               -------------------------------------------------------------------
20,000         Boeing Co.                                                            $  1,365,000
               -------------------------------------------------------------------
40,000         Loral Corp.                                                              2,280,000
               -------------------------------------------------------------------   ------------
               Total                                                                    3,645,000
               -------------------------------------------------------------------   ------------
               AUTOMOBILE--7.4%
               -------------------------------------------------------------------
30,000         Chrysler Corp.                                                           1,590,000
               -------------------------------------------------------------------
30,000         Eaton Corp.                                                              1,590,000
               -------------------------------------------------------------------
50,000         Echlin, Inc.                                                             1,787,500
               -------------------------------------------------------------------
25,000         General Motors Corp.                                                     1,171,875
               -------------------------------------------------------------------
30,000         General Motors Corp. Class H                                             1,230,000
               -------------------------------------------------------------------


70,000         Superior Industries International, Inc.                                  1,881,250
               -------------------------------------------------------------------   ------------
               Total                                                                    9,250,625
               -------------------------------------------------------------------   ------------
               BUILDING MATERIALS--1.3%
               -------------------------------------------------------------------
35,000         Masco Corp.                                                                962,500
               -------------------------------------------------------------------
45,000         Ryland Group, Inc.                                                         697,500
               -------------------------------------------------------------------   ------------
               Total                                                                    1,660,000
               -------------------------------------------------------------------   ------------
               CHEMICALS--2.6%
               -------------------------------------------------------------------
20,000         Eastman Chemical Co.                                                     1,280,000
               -------------------------------------------------------------------
21,000         Imperial Chemical Industries PLC                                         1,065,750
               -------------------------------------------------------------------
45,000         R. P. M. Inc., Ohio                                                        894,375
               -------------------------------------------------------------------   ------------
               Total                                                                    3,240,125
               -------------------------------------------------------------------   ------------
               ELECTRICAL EQUIPMENT--4.6%
               -------------------------------------------------------------------
27,000         (a)Andrew Corp.                                                          1,650,375
               -------------------------------------------------------------------
23,000         Emerson Electric Co.                                                     1,644,500
               -------------------------------------------------------------------
28,000         General Electric Co.                                                     1,785,000


               -------------------------------------------------------------------
30,000         Sensormatic Electronics Corp.                                              690,000
               -------------------------------------------------------------------   ------------
               Total                                                                    5,769,875
               -------------------------------------------------------------------   ------------






PEACHTREE EQUITY FUND
--------------------------------------------------------------------------------




SHARES                                                                                  VALUE
------         -------------------------------------------------------------------   ------------
LONG-TERM INVESTMENTS--CONTINUED
----------------------------------------------------------------------------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------
               ELECTRONIC OFFICE EQUIPMENT--11.9%
               -------------------------------------------------------------------
81,000         American Business Products, Inc.                                      $  1,670,625
               -------------------------------------------------------------------
30,000         Computer Association International, Inc.                                 1,267,500
               -------------------------------------------------------------------
25,000         Hewlett Packard Co.                                                      2,084,375
               -------------------------------------------------------------------
34,000         Intel Corp.                                                              2,044,250
               -------------------------------------------------------------------
18,000         Microsoft Corp.                                                          1,629,000
               -------------------------------------------------------------------
23,000         Motorola, Inc.                                                           1,756,625
               -------------------------------------------------------------------
56,000         Texas Instruments, Inc.                                                  4,473,000
               -------------------------------------------------------------------   ------------
               Total                                                                   14,925,375
               -------------------------------------------------------------------   ------------
               ENERGY--7.3%
               -------------------------------------------------------------------


15,000         Amerada Hess Corp.                                                         729,375
               -------------------------------------------------------------------
29,000         Amoco Corp.                                                              1,859,625
               -------------------------------------------------------------------
25,000         Anadarko Petroleum Corp.                                                 1,184,375
               -------------------------------------------------------------------
35,000         Baker Hughes, Inc.                                                         713,125
               -------------------------------------------------------------------
20,000         Equitable Resources, Inc.                                                  590,000
               -------------------------------------------------------------------
20,000         Mapco, Inc.                                                              1,030,000
               -------------------------------------------------------------------
15,000         Royal Dutch Petroleum Co.                                                1,841,250
               -------------------------------------------------------------------
18,000         Schlumberger Ltd.                                                        1,174,500
               -------------------------------------------------------------------   ------------
               Total                                                                    9,122,250
               -------------------------------------------------------------------   ------------
               FINANCE--3.3%
               -------------------------------------------------------------------
33,000         Barnett Banks, Inc.                                                      1,868,625
               -------------------------------------------------------------------
12,000         Federal National Mortgage Association                                    1,242,000
               -------------------------------------------------------------------
40,000         Signet Banking Corp.                                                     1,050,000
               -------------------------------------------------------------------   ------------
               Total                                                                    4,160,625
               -------------------------------------------------------------------   ------------
               FINANCE--COMMERCIAL--4.0%


               -------------------------------------------------------------------
18,000         American Express Co.                                                       798,750
               -------------------------------------------------------------------
10,000         Chubb Corp.                                                                960,000
               -------------------------------------------------------------------






PEACHTREE EQUITY FUND
--------------------------------------------------------------------------------




SHARES                                                                                  VALUE
------         -------------------------------------------------------------------   ------------
LONG-TERM INVESTMENTS--CONTINUED
----------------------------------------------------------------------------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------
               FINANCE--COMMERCIAL--CONTINUED
               -------------------------------------------------------------------
20,000         Morgan (J.P.) & Co., Inc.                                             $  1,547,500
               -------------------------------------------------------------------
25,000         Suntrust Banks, Inc.                                                     1,653,125
               -------------------------------------------------------------------   ------------
               Total                                                                    4,959,375
               -------------------------------------------------------------------   ------------
               FOOD & BEVERAGE--8.7%
               -------------------------------------------------------------------
125,000        Archer-Daniels-Midland Co.                                               1,921,875
               -------------------------------------------------------------------
65,000         Flowers Industries, Inc.                                                 1,340,625
               -------------------------------------------------------------------
34,000         Gillette Co.                                                             1,619,250
               -------------------------------------------------------------------
23,000         IBP Inc.                                                                 1,227,625
               -------------------------------------------------------------------
27,000         Pepsico, Inc.                                                            1,377,000
               -------------------------------------------------------------------


18,000         Philip Morris Companies, Inc.                                            1,503,000
               -------------------------------------------------------------------
10,000         Proctor & Gamble Co.                                                       770,000
               -------------------------------------------------------------------
37,000         Sara Lee Corp.                                                           1,100,750
               -------------------------------------------------------------------   ------------
               Total                                                                   10,860,125
               -------------------------------------------------------------------   ------------
               FOREST PRODUCTS & PAPER--1.5%
               -------------------------------------------------------------------
41,000         Weyerhaeuser Co.                                                         1,870,625
               -------------------------------------------------------------------   ------------
               HEALTHCARE--8.4%
               -------------------------------------------------------------------
35,000         Abbott Labs                                                              1,491,875
               -------------------------------------------------------------------
22,000         Bausch & Lomb, Inc.                                                        910,250
               -------------------------------------------------------------------
10,000         Bristol-Myers Squibb Co.                                                   728,750
               -------------------------------------------------------------------
20,000         (a)Forest Labs, Inc.                                                       890,000
               -------------------------------------------------------------------
25,000         Merck & Co., Inc.                                                        1,400,000
               -------------------------------------------------------------------
55,000         Mylan Labs, Inc                                                          1,100,000
               -------------------------------------------------------------------
18,000         Pfizer, Inc.                                                               960,750
               -------------------------------------------------------------------
33,000         (a)Scherer R.P. Corp.                                                    1,431,375


               -------------------------------------------------------------------
30,000         Smithkline Beecham PLC                                                   1,518,750
               -------------------------------------------------------------------   ------------
               Total                                                                   10,431,750
               -------------------------------------------------------------------   ------------






PEACHTREE EQUITY FUND
--------------------------------------------------------------------------------




SHARES                                                                                  VALUE
------         -------------------------------------------------------------------   ------------
LONG-TERM INVESTMENTS--CONTINUED
----------------------------------------------------------------------------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------
               MACHINERY & EQUIPMENT--3.2%
               -------------------------------------------------------------------
38,000         Agco Corp.                                                            $  1,729,000
               -------------------------------------------------------------------
40,000         Caterpillar, Inc.                                                        2,275,000
               -------------------------------------------------------------------   ------------
               Total                                                                    4,004,000
               -------------------------------------------------------------------   ------------
               MEDIA--2.4%
               -------------------------------------------------------------------
18,458         Cox Communications, Inc.                                                   373,775
               -------------------------------------------------------------------
38,000         Reuters Holdings PLC                                                     2,009,250
               -------------------------------------------------------------------
21,021         Times Mirror Co.                                                           604,354
               -------------------------------------------------------------------   ------------
               Total                                                                    2,987,379
               -------------------------------------------------------------------   ------------
               METALS--2.4%
               -------------------------------------------------------------------


30,000         Aluminum Co. of America                                                  1,586,250
               -------------------------------------------------------------------
32,000         Nucor Corp.                                                              1,432,000
               -------------------------------------------------------------------   ------------
               Total                                                                    3,018,250
               -------------------------------------------------------------------   ------------
               MISCELLANEOUS--1.9%
               -------------------------------------------------------------------
24,000         Millipore                                                                  900,000
               -------------------------------------------------------------------
33,000         Tenneco Inc.                                                             1,526,250
               -------------------------------------------------------------------   ------------
               Total                                                                    2,426,250
               -------------------------------------------------------------------   ------------
               MOVIES/ENTERTAINMENT--4.4%
               -------------------------------------------------------------------
50,000         Harley Davidson Inc.                                                     1,218,750
               -------------------------------------------------------------------
20,000         Hilton Hotels Corp.                                                      1,277,500
               -------------------------------------------------------------------
52,000         McDonalds Corp.                                                          1,989,000
               -------------------------------------------------------------------
20,000         Viacom, Inc.                                                               995,000
               -------------------------------------------------------------------   ------------
               Total                                                                    5,480,250
               -------------------------------------------------------------------   ------------
               RETAIL--8.0%
               -------------------------------------------------------------------
50,000         (a) Autozone, Inc.                                                       1,275,000


               -------------------------------------------------------------------
50,000         Circuit City Stores, Inc.                                                1,581,250
               -------------------------------------------------------------------
30,000         Home Depot, Inc.                                                         1,196,250
               -------------------------------------------------------------------






PEACHTREE EQUITY FUND
--------------------------------------------------------------------------------




SHARES                                                                                  VALUE
------         -------------------------------------------------------------------   ------------
LONG-TERM INVESTMENTS--CONTINUED
----------------------------------------------------------------------------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------
               RETAIL--CONTINUED
               -------------------------------------------------------------------
50,000         Limited, Inc.                                                         $    950,000
               -------------------------------------------------------------------
30,000         Lowes Cos Inc.                                                             900,000
               -------------------------------------------------------------------
40,000         (a) Office Depot, Inc.                                                   1,205,000
               -------------------------------------------------------------------
31,000         Penney (J.C.) Co., Inc.                                                  1,538,375
               -------------------------------------------------------------------
25,000         (a) Toys R Us, Inc.                                                        675,000
               -------------------------------------------------------------------
25,000         Wal-Mart Stores, Inc.                                                      621,875
               -------------------------------------------------------------------   ------------
               Total                                                                    9,942,750
               -------------------------------------------------------------------   ------------
               SERVICES--1.1%
               -------------------------------------------------------------------
50,000         WMX Technologies, Inc.                                                   1,425,000
               -------------------------------------------------------------------   ------------


               TRANSPORTATION--3.0%
               -------------------------------------------------------------------
80,000         Atlantic Southeast Airlines Inc.                                         1,870,000
               -------------------------------------------------------------------
50,000         Southwest Airlines Co.                                                   1,262,500
               -------------------------------------------------------------------
35,000         Swift Transportation, Inc.                                                 603,750
               -------------------------------------------------------------------   ------------
               Total                                                                    3,736,250
               -------------------------------------------------------------------   ------------
               UTILITIES--4.8%
               -------------------------------------------------------------------
20,000         AT&T Corp.                                                               1,315,000
               -------------------------------------------------------------------
60,000         MCI Communications, Inc.                                                 1,563,750
               -------------------------------------------------------------------
35,000         Telefonos De Mexico S.A. de C.V.                                         1,111,250
               -------------------------------------------------------------------
63,000         Worldcom, Inc.                                                           2,023,875
               -------------------------------------------------------------------   ------------
               Total                                                                    6,013,875
               -------------------------------------------------------------------   ------------
               TOTAL COMMON STOCKS (IDENTIFIED COST $100,472,747)                    $118,929,754
               -------------------------------------------------------------------   ------------






PEACHTREE EQUITY FUND
--------------------------------------------------------------------------------




SHARES OR
PRINCIPAL
  AMOUNT                                                                                 VALUE
----------         ----------------------------------------------------------------   ------------
SHORT-TERM INVESTMENTS--4.7%
-----------------------------------------------------------------------------------
CASH EQUIVALENT--0.1%
-----------------------------------------------------------------------------------
$ 128,513          Bank of New York Cash Reserves, 5.00% (AT AMORTIZED COST)          $    128,513
                   ----------------------------------------------------------------   ------------
 (B) REPURCHASE AGREEMENTS--4.6%
-----------------------------------------------------------------------------------
3,900,000          Lehman Brothers, Inc., 6.15%, dated 9/29/1994, due 10/3/1995          3,900,000
                   ----------------------------------------------------------------
1,800,000          Sanwa Brothers, 5.91%, dated 9/28/1995, due 10/2/1995                 1,800,000
                   ----------------------------------------------------------------   ------------
                   TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                       5,700,000
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $106,301,260)(C)                $124,758,267
                   ----------------------------------------------------------------   ------------





(a) Non-income producing security.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $106,301,260. The unrealized appreciation of investments on a federal tax basis amounts to $18,457,007 which is comprised of $22,195,669 appreciation and $3,738,662 depreciation at September 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($125,031,481) at September 30, 1995.

The following acronym is used throughout this portfolio:

PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)


PEACHTREE EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------




ASSETS:
-----------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost
  $106,301,260)                                                                    $124,758,267
-----------------------------------------------------------------------------
Cash                                                                                     37,925
-----------------------------------------------------------------------------
Income receivable                                                                       205,370
-----------------------------------------------------------------------------
Receivable for investments sold                                                         105,122
-----------------------------------------------------------------------------
Receivable for shares sold                                                               68,010
-----------------------------------------------------------------------------
Deferred expenses                                                                        25,405
-----------------------------------------------------------------------------      ------------
     Total assets                                                                   125,200,099
-----------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------
Payable for investments purchased                                    $125,925
----------------------------------------------------------------
Payable to Transfer Agent                                              13,739
----------------------------------------------------------------
Accrued expenses                                                       28,954
----------------------------------------------------------------     --------
     Total liabilities                                                                  168,618
-----------------------------------------------------------------------------      ------------


NET ASSETS for 10,441,727 shares outstanding                                       $125,031,481
-----------------------------------------------------------------------------      ------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------
Paid in capital                                                                    $104,343,671
-----------------------------------------------------------------------------
Net unrealized appreciation of investments                                           18,457,007
-----------------------------------------------------------------------------
Accumulated net realized gain on investments                                          2,189,098
-----------------------------------------------------------------------------
Undistributed net investment income                                                      41,705
-----------------------------------------------------------------------------      ------------
     Total Net Assets                                                              $125,031,481
-----------------------------------------------------------------------------      ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-----------------------------------------------------------------------------
Net Asset Value Per Share ($125,031,481 / 10,441,727 shares outstanding)                 $11.97
-----------------------------------------------------------------------------      ------------
Offering Price Per Share (100/96.25 of $11.97)*                                          $12.44
-----------------------------------------------------------------------------      ------------
Redemption Proceeds Per Share                                                            $11.97
-----------------------------------------------------------------------------      ------------





* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


PEACHTREE EQUITY FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1995
--------------------------------------------------------------------------------




INVESTMENT INCOME:
---------------------------------------------------------------------------------
Dividends                                                                             $ 2,062,298
---------------------------------------------------------------------------------
Interest                                                                                  384,991
---------------------------------------------------------------------------------     -----------
    Total income                                                                        2,447,289
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                $  814,121
-------------------------------------------------------------------
Administrative personnel and services fee                                 154,038
-------------------------------------------------------------------
Custodian fees                                                             33,907
-------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   51,579
-------------------------------------------------------------------
Directors'/Trustees' fees                                                   3,044
-------------------------------------------------------------------
Auditing fees                                                              12,050
-------------------------------------------------------------------
Legal fees                                                                  7,323
-------------------------------------------------------------------
Portfolio accounting fees                                                  49,249
-------------------------------------------------------------------
Share registration costs                                                   27,733


-------------------------------------------------------------------
Printing and postage                                                       15,583
-------------------------------------------------------------------
Insurance premiums                                                          6,379
-------------------------------------------------------------------
Miscellaneous                                                               6,531
-------------------------------------------------------------------    ----------
    Total expenses                                                      1,181,537
-------------------------------------------------------------------
Waivers and reimbursements--
-------------------------------------------------------------------
    Waiver of investment advisory fee                                     (94,631)
-------------------------------------------------------------------    ----------
         Net expenses                                                                   1,086,906
---------------------------------------------------------------------------------     -----------
              Net investment income                                                     1,360,383
---------------------------------------------------------------------------------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized gain on investments                                                        2,190,081
---------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                   18,526,466
---------------------------------------------------------------------------------     -----------
    Net realized and unrealized gain on investments                                    20,716,547
---------------------------------------------------------------------------------     -----------
         Change in net assets resulting from operations                               $22,076,930
---------------------------------------------------------------------------------     -----------





(See Notes which are an integral part of the Financial Statements)


PEACHTREE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                YEAR ENDED     PERIOD ENDED
                                                               SEPTEMBER 30,   SEPTEMBER 30,
                                                                   1995            1994*
                                                               -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                          $  1,360,383    $    849,966
-------------------------------------------------------------
Net realized gain (loss) on investments ($2,190,081 and
$46,181, respectively, as computed for federal tax
purposes)                                                         2,190,081          46,181
-------------------------------------------------------------
Net change in unrealized appreciation (depreciation)             18,526,466         (69,459 )
-------------------------------------------------------------  ------------    ------------
     Change in net assets resulting from operations              22,076,930         826,688
-------------------------------------------------------------  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
Distributions from net investment income                         (1,334,319 )      (834,325 )
-------------------------------------------------------------
Distributions from net realized gains                               (47,164 )            --
-------------------------------------------------------------  ------------    ------------
     Change in net assets resulting from distributions to
     shareholders                                                (1,381,483 )      (834,325 )


-------------------------------------------------------------  ------------    ------------
SHARE TRANSACTIONS--
-------------------------------------------------------------
Proceeds from sale of shares                                     34,305,834     105,207,396
-------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
  of distributions declared                                       1,176,820         809,821
-------------------------------------------------------------
Cost of shares redeemed                                         (27,943,107 )    (9,213,093 )
-------------------------------------------------------------  ------------    ------------
     Change in net assets resulting from share transactions       7,539,547      96,804,124
-------------------------------------------------------------  ------------    ------------
          Change in net assets                                   28,234,994      96,796,487
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                              96,796,487              --
-------------------------------------------------------------  ------------    ------------
End of period (including undistributed net investment income
  of $41,705 and $15,641, respectively)                        $125,031,481    $ 96,796,487
-------------------------------------------------------------  ------------    ------------




* For the period from February 14, 1994 (date of initial public investment) to September 30, 1994.

(See Notes which are an integral part of the Financial Statements)


PEACHTREE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Peachtree Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four diversified portfolios and one non-diversified portfolio. The financial statements included herein are only those of Peachtree Equity Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.


     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the
     "Code").


PEACHTREE EQUITY FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST



The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                                                 YEAR ENDED      PERIOD ENDED
                                                                SEPTEMBER 30,    SEPTEMBER 30,
                                                                    1995             1994*
                                                                -------------    -------------
-------------------------------------------------------------
Shares sold                                                        3,273,154      10,619,487
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                             110,706          82,917
-------------------------------------------------------------
Shares redeemed                                                   (2,696,750)       (947,787)
-------------------------------------------------------------   ------------     ------------
  Net change resulting from share transactions                       687,110       9,754,617
-------------------------------------------------------------   ------------     ------------




*For the period from February 14, 1994 (date of initial public offering) to September 30, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


INVESTMENT ADVISORY FEE--Bank South, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .75 of 1% of the Fund's average daily net assets.


The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.


PEACHTREE EQUITY FUND
--------------------------------------------------------------------------------


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.



TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders. Fserv may choose to voluntarily waive a portion of its fees.


PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.



ORGANIZATIONAL EXPENSES--Organizational expenses of $41,462 were borne initially by FAS.



The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following January 7, 1994(date the Fund first became effective). For the year ended September 30, 1995, the Fund paid $4,709 pursuant to this agreement.


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1995, were as follows:


-------------------------------------------------------------------------------
PURCHASES                                                                         $29,473,846
-------------------------------------------------------------------------------   ------------
SALES                                                                             $17,373,815
-------------------------------------------------------------------------------   ------------





REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
PEACHTREE FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Peachtree Equity Fund (one of the portfolios comprising Peachtree Funds) as of September 30, 1995, and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Peachtree Equity Fund at September 30, 1995, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.


                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania,
November 7, 1995


ADDRESSES
--------------------------------------------------------------------------------




                Peachtree Equity Fund                        Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Bank South                                   3350 Cumberland Circle
                                                             Atlanta, Georgia 30339
------------------------------------------------------------------------------------------------
Custodian
                The Bank of New York                         48 Wall Street
                                                             New York, New York 10286
------------------------------------------------------------------------------------------------
Transfer Agent, Dividend Disbursing Agent,
  and Portfolio Accounting Services
                Federated Services Company                   P.O. Box 8600
                                                             Boston, MA 02266-8600
------------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                            One Oxford Centre
                                                             Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------

                                  PEACHTREE EQUITY FUND
--------------------------------------------------------------------------------
                                  PROSPECTUS

                                  A Diversified Portfolio of
                                  Peachtree Funds, An Open-End Management
                                  Investment Company (a Mutual Fund)

                                  November 30, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      70467H101


      3092102A (11/95)

--------------------------------------------------------------------------------

PEACHTREE PRIME MONEY MARKET FUND
PEACHTREE GOVERNMENT MONEY MARKET FUND

(PORTFOLIOS OF PEACHTREE FUNDS)

COMBINED PROSPECTUS

--------------------------------------------------------------------------------

The shares of the Peachtree Government Money Market Fund (the "Government Money Fund") and the Peachtree Prime Money Market Fund (the "Prime Money Fund") (individually referred to as a "Fund" and collectively as the "Funds") offered by this combined prospectus represent interests in two separate portfolios of securities with distinct investment objectives and policies. The Funds are two of a series of investment portfolios comprising Peachtree Funds (the "Trust"), an open-end management investment company (a mutual fund).

THE FUNDS ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO DO SO.

This prospectus contains the information you should read carefully and understand before you invest in the Funds. Keep this prospectus for future reference.




Each Fund has also filed a Statement of Additional Information dated November 30, 1995, with the Securities and Exchange Commission. The information contained in the Statements of Additional Information is incorporated by reference into this Combined Prospectus. You may request a copy of the Statement of Additional Information for either fund free of charge, obtain other information, or make inquiries about the Funds by contacting the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969.



SHARES OF THE FUNDS OFFERED BY THIS COMBINED PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF BANK SOUTH (THE "BANK") OR ANY OF ITS AFFILIATES, OR ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUNDS ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO DO SO.


THE BANK IS THE INVESTMENT ADVISER TO THE FUNDS. THE FUNDS ARE DISTRIBUTED BY FEDERATED SECURITIES CORP., WHICH IS NOT AFFILIATED WITH THE BANK.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated November 30, 1995



The Investment Adviser to the Peachtree Funds is Bank South, a Georgia commercial bank, 3350 Cumberland Circle, Atlanta, Georgia 30339 (the "Adviser"). On September 5, 1995, the Adviser's parent corporation, Bank South Corporation, entered into a definitive agreement pursuant to which the Adviser will be acquired by NationsBank Corporation, one of the nation's largest banking and financial services holding companies. The proposed change of control of the Adviser will legally constitute an assignment of the advisory contract between the Funds and the Adviser, which is subject to the prior approval of the Funds' Board of Directors and shareholders. Following the merger of Bank South Corporation and NationsBank Corporation, it is presently contemplated that the Adviser will be merged with NationsBank of Georgia, N.A. and that, subject to the further approval of the Funds' Board of Directors and shareholders, the Peachtree Funds will be merged with similar portfolios of the Nations Fund, which currently is advised by NationsBank, N.A. Recently, NationsBank announced the formation of NationsBanc Advisors, Inc. that will become the advisor to Nations Fund, and the formation of TradeStreet Investment Associates, Inc. that will become the investment subadviser for Nations Fund.


TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                                                       1



------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                           2

------------------------------------------------------


GENERAL INFORMATION                                                            4

------------------------------------------------------


PRIME MONEY FUND
  INVESTMENT INFORMATION                                                       4

------------------------------------------------------


  Investment Objective                                                         4


  Investment Policies                                                          4


  Investment Risks                                                             7





GOVERNMENT MONEY FUND
  INVESTMENT INFORMATION                                                       7

------------------------------------------------------


  Investment Objective                                                         7


  Investment Policies                                                          7



INVESTMENTS AND STRATEGIES
  OF THE FUNDS                                                                 8

------------------------------------------------------


  Repurchase Agreements                                                        8


  Lending of Portfolio Securities                                              8


  When-Issued and Delayed Delivery
     Transactions                                                              8




  Investing in Securities of Other
     Investment Companies                                                      9


  Certain Borrowing and Investment
     Limitations                                                               9


  Regulatory Compliance                                                        9



PEACHTREE FUNDS INFORMATION                                                   10

------------------------------------------------------


  Management of the Trust                                                     10


  Distribution of Shares                                                      11


  Administration of the Trust                                                 12



NET ASSET VALUE                                                               13



------------------------------------------------------


INVESTING IN THE FUNDS                                                        13

------------------------------------------------------


  Share Purchases                                                             13


  Minimum Investment Required                                                 14


  Systematic Investment Program                                               14


  What Shares Cost                                                            14


  Certificates and Confirmations                                              14


  Dividends                                                                   14


  Purchasing Shares of the Funds
     with Securities                                                          15





EXCHANGE PRIVILEGE                                                            15

------------------------------------------------------


  Peachtree Funds                                                             15



REDEEMING SHARES                                                              16

------------------------------------------------------

  Systematic Withdrawal Program                                               18


  Accounts with Low Balances                                                  18



SHAREHOLDER INFORMATION                                                       18

------------------------------------------------------


  Voting Rights                                                               18




  Massachusetts Partnership Law                                               19



EFFECT OF BANKING LAWS                                                        19

------------------------------------------------------


TAX INFORMATION                                                               20

------------------------------------------------------


  Federal Income Tax                                                          20


  State and Local Taxes                                                       20



PERFORMANCE INFORMATION                                                       20

------------------------------------------------------


FINANCIAL STATEMENTS                                                          21



------------------------------------------------------


REPORT OF ERNST & YOUNG LLP,
  INDEPENDENT AUDITORS                                                        35

------------------------------------------------------


ADDRESSES                                                                     36

------------------------------------------------------



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------




                                                                        PRIME          GOVERNMENT
                                                                    MONEY MARKET      MONEY MARKET
                SHAREHOLDER TRANSACTION EXPENSES                        FUND              FUND
                                                                    -------------     -------------
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)................................................        None              None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)............................        None              None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)..........        None              None
Redemption Fees (as a percentage of amount redeemed, if
  applicable)....................................................        None              None
Exchange Fee.....................................................        None              None
                    ANNUAL OPERATING EXPENSES
             (As a percentage of average net assets)
Management Fee (after waiver)(1).................................        0.19%             0.20%
12b-1 Fee(2).....................................................        0.00%             0.00%
Total Other Expenses.............................................        0.31%             0.34%
    Total Fund Operating Expenses(3).............................        0.50%             0.54%






(1) The management fees have been reduced to reflect the voluntary waivers of portions of the management fees by the investment adviser. The adviser can terminate these voluntary waivers at any time at its sole discretion. The maximum management fee is 0.50%.



(2) As of the date of this prospectus, the Funds are not paying or accruing 12b-1 fees. The funds can pay up to 0.25% as a 12b-1 fee to the distributor. Certain trust clients of the Bank or its affiliates, including ERISA plans, will not be affected by the distribution plan because the distribution plan will not be activated unless and until a second, "Trust," class of shares of the Fund (which would not have a Rule 12b-1 plan) is created and such trust clients' investments in the Fund are converted to such Trust class.



(3) The Total Fund Operating Expenses would have been 0.81% and 0.84% for Prime Money Market Fund and Government Money Market Fund, respectively, absent the voluntary waivers of portions of the management fees. The adviser can terminate these voluntary waivers at any time at its sole discretion.



    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE


VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUNDS WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "PEACHTREE FUNDS INFORMATION" AND "INVESTING IN THE FUND." WIRE-TRANSFERRED REDEMPTIONS MAY BE SUBJECT TO ADDITIONAL FEES.





                           EXAMPLE                              1 year     3 years     5 years     10 years
-------------------------------------------------------------   ------     -------     -------     --------
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and (2) redemption at the end
  of each time period. The Fund charges no redemption fees.
    Prime Money Market Fund..................................     $5         $16         $28         $ 63
    Government Money Market Fund.............................     $6         $17         $30         $ 68






    THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THESE EXAMPLES ARE BASED ON ESTIMATED DATA FOR THE FUNDS' FISCAL YEAR ENDING SEPTEMBER 30, 1996.



PEACHTREE PRIME MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 35.



                                                                                YEAR ENDED
                                                                               SEPTEMBER 30,
                                                                             -----------------
                                                                              1995      1994(A)
                                                                             ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $ 1.00     $ 1.00
--------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------
  Net investment income                                                        0.05       0.02
--------------------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------
  Distributions from net investment income                                    (0.05)     (0.02)
--------------------------------------------------------------------------   ------     ------
NET ASSET VALUE, END OF PERIOD                                               $ 1.00     $ 1.00
--------------------------------------------------------------------------   ------     ------
TOTAL RETURN (B)                                                               5.45%      2.41%
--------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------
  Expenses                                                                     0.50%      0.38%*
--------------------------------------------------------------------------
  Net investment income                                                        5.38%      3.99%*
--------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                             0.31%      0.51%*


--------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                    $150,428   $84,680
--------------------------------------------------------------------------




*   Computed on an annualized basis.

(a) Reflects operations for the period from February 14, 1994 (date of initial public investment) to September 30, 1994.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


PEACHTREE GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 35.



                                                                          YEAR ENDED
                                                                        SEPTEMBER 30,
                                                                    ----------------------
                                                                     1995          1994(A)
                                                                    ------         -------
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 1.00         $ 1.00
--------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------
  Net investment income                                               0.05           0.02
--------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------
  Distributions from net investment income                           (0.05)         (0.02 )
--------------------------------------------------------------      ------         -------
NET ASSET VALUE, END OF PERIOD                                      $ 1.00         $ 1.00
--------------------------------------------------------------      ------         -------
TOTAL RETURN (B)                                                      5.26%          2.44 %
--------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------
  Expenses                                                            0.54%          0.38 %*
--------------------------------------------------------------
  Net investment income                                               5.05%          4.05 %*
--------------------------------------------------------------
  Expense waiver/reimbursement (c)                                    0.30%          0.53 %*


--------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------
  Net assets, end of period (000 omitted)                           $59,013        $90,440
--------------------------------------------------------------




* Computed on an annualized basis.

(a) Reflects operations for the period from February 14, 1994 (date of initial public investment) to September 30, 1994.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 22, 1993, as amended and restated dated December 20, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This prospectus relates only to the Trust's Prime Money Fund and Government Money Fund. A minimum initial investment of $1,000 is required ($500 for Individual Retirement Accounts ("IRAs")), and subsequent investments must be in amounts of at least $100. See "Investing in the Funds."

The Funds attempt to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price. See "Net Asset Value."

PRIME MONEY FUND INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Prime Money Fund's investment objective is to achieve current income consistent with stability of principal and liquidity. The investment objective cannot be changed without the approval of the Prime Money Fund's shareholders. While there is no assurance that the Prime Money Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Prime Money Fund pursues its investment objective by investing in a portfolio of high quality money market instruments maturing in 13 months or less. The average maturity of money market instruments in the Prime Money Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without the approval of Prime Money Fund shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS. The Prime Money Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("Rating Agencies") or are deemed by the Funds' investment adviser (the "Adviser"), to be of comparable quality to securities having such ratings.


Examples of these instruments include, but are not limited to:

     - domestic issues of corporate debt obligations, including variable rate demand notes;

     - commercial paper (including Canadian Commercial Paper ("CCP") and Europaper);

     - certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other depository institutions ("Bank Instruments");

     - short-term credit facilities;

     - asset-backed securities, including commercial paper;


     - obligations issued or guaranteed as to payment of principal and interest by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"); and

     - other money market instruments.

The Prime Money Fund invests only in instruments denominated and payable in U.S. dollars.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are generally long-term debt instruments that have variable or floating interest rates and provide the Prime Money Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an index or rate such as the prime rate, LIBOR or another published rate or index. Most variable rate demand notes allow the Prime Money Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Prime Money Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. The Prime Money Fund treats variable rate demand notes as maturing on the later of the next interest adjustment date or the date on which the Prime Money Fund may next tender the security for repurchase. See "Demand Features."

DEMAND FEATURES. The Prime Money Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase such securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Prime Money Fund. A demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Prime Money Fund uses these arrangements to provide the Prime Money Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

BANK INSTRUMENTS.  The Prime Money Fund only invests in Bank Instruments either
(i) issued by an institution having capital, surplus and undivided profits over


$100 million (an "Eligible Bank") or (ii) that are insured by the FDIC's Bank Insurance Fund ("BIF") or Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs") issued by Eligible Banks. The Fund will treat securities that are credit enhanced by an Eligible Bank's irrevocable letter of credit or unconditional guaranty as Bank Instruments.

ASSET-BACKED SECURITIES. Asset-backed securities are securities issued generally by special purpose entities, such as trusts, limited partnerships and corporations whose primary assets consist of a pool of loans, leases or accounts receivable (collectively, "Receivables"). The securities may take the form of debt and other interests in the special purpose entities. Each special purpose entity will be treated as a separate issuer for diversification purposes. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the underlying Receivables and not upon the creditworthiness of the originator or seller of the Receivables.


SHORT-TERM CREDIT FACILITIES. The Prime Money Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, often consisting of either a short-term revolving credit facility or a master note payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Prime Money Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

RATINGS. For purposes of the Prime Money Fund, a Rating Agency's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch"), Duff-1 (+ or -) by Duff & Phelps Credit Rating Co. ("Duff & Phelps") are all considered rated in the highest short-term rating category. The Prime Money Fund will follow applicable Securities and Exchange Commission ("SEC") regulations in determining whether a security rated by more than one Rating Agency can be treated as being in the highest short-term rating category; currently, such securities must be rated by two Rating Agencies in their highest rating categories. See "Regulatory Compliance." A credit rating is not a recommendation to buy, sell or hold securities, and is subject to change and/or withdrawal by the rating agency.

RESTRICTED AND ILLIQUID SECURITIES. The Prime Money Fund intends to invest in restricted securities. Restricted securities are any securities in which the Prime Money Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Prime Money Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of the Prime Money Fund's net assets.

The Prime Money Fund may invest in commercial paper (including asset-backed commercial paper) issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). Section 4(2) commercial paper is restricted as to disposition under the Securities Act, and is generally sold to institutional investors, such as the Prime Money Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from Securities Act registration. Section 4(2) commercial paper is normally resold to other institutional investors like the Prime Money Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Prime Money Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Prime Money Fund are quite liquid. The Prime Money Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including
Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitations applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Prime Money Fund intends to not subject such paper to the limitation applicable to restricted securities.

CREDIT ENHANCEMENT. Certain of the Prime Money Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, cash collateral accounts, or insurance. The Prime Money Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "Credit Enhancer"), rather than the issuer. Generally, the Prime Money Fund will not treat credit enhanced securities as having been issued by the Credit Enhancer for diversification purposes. However, under certain circumstances, applicable regulations may require the Prime Money Fund to treat the securities as having been issued by both the issuer and the Credit Enhancer. Any decline in the Rating Agency ratings of the Credit Enhancer, or any bankruptcy, receivership, or default of the Credit Enhancer will adversely affect the quality, value and marketability of the underlying security.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, CCPs and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding and taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, deposit insurance and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

GOVERNMENT MONEY FUND INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Government Money Fund's investment objective is to achieve current income consistent with stability of principal and liquidity. The investment objective cannot be changed without the approval of the Government Money Fund's shareholders. While there is no assurance that the Government Money Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus.

INVESTMENT POLICIES

The Government Money Fund pursues its investment objective by investing in a portfolio of short-term securities either issued directly by the U.S. government or issued by agencies and instrumentalities of the U.S. government and backed by the full faith and credit of the U.S. government, and, in either case, maturing in 13 months or less from the date of acquisition unless they are purchased under a repurchase agreement that provides for repurchase by the seller within one year from the date of acquisition. The Government Money Fund invests only in instruments denominated and payable in U.S. dollars. The average maturity of U.S. government securities in the Government Money Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.


ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Government Money Fund invests are either issued directly by the U.S. government or are issued by agencies or instrumentalities of the U.S. government and are backed by the full faith and credit of the U.S. government. These securities include, but are not limited to:

     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and


     - notes, bonds, and discount notes of U.S. government agencies and instrumentalities, such as the Government National Mortgage Association, the Small Business Administration and the Federal Financing Bank.

INVESTMENTS AND STRATEGIES OF THE FUNDS
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

Certain securities in which the Funds invest may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, securities broker-dealers, and other financial institutions sell securities to the Funds and agree at the time of sale to repurchase them at a mutually agreed upon time and price with interest. As collateral for the obligation of the seller to repurchase the securities from the Funds, the Funds or their custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the seller does not repurchase the securities from the Funds, the Funds could receive less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES


In order to generate additional income, the Funds may lend their portfolio securities on a short-term basis to securities broker-dealers, banks, or other institutional borrowers of securities. The Funds will limit the amount of portfolio securities they may lend to not more than 50% of their respective total assets. The Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees, where loaned securities are marked to market daily and where the Funds receive collateral equal to at least 100% of the value of the securities loaned at all times. (The Government Money Fund does not intend to lend portfolio securities during its next fiscal year.) There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date.

The Funds may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Funds may enter in transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest in the securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in the aggregate. The Funds will only invest in other investment companies that are money market funds having investment objectives and policies similar to those of the respective Fund and primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses and therefore, any investment by the Funds in shares of another investment company would be subject to certain duplicate expenses, particularly transfer agent and custodian fees. The Adviser will waive its advisory fee on assets invested in securities of open-end investment companies.

CERTAIN BORROWING AND INVESTMENT LIMITATIONS

The Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Funds may borrow up to 33 1/3% of the value of their respective total assets and secure such borrowings with up to 15% of the value of their respective total assets at the time of borrowing.



With respect to 75% of the value of its total assets, Prime Money Fund will not invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities, and repurchase agreements collateralized by such securities), or acquire more than 10% of the outstanding voting securities of any one issuer.

The above limitations cannot be changed without shareholder approval. Both Funds will limit their investment in restricted and illiquid securities, including repurchase agreements providing for settlement more than seven days after notice, to 10% of their respective net assets. See "Restricted and Illiquid Securities."

REGULATORY COMPLIANCE

The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in this Combined Prospectus and respective Statements of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended (the "ICA"). In particular, the Funds will comply with the various requirements of SEC Rule 2a-7 under the ICA which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of a Fund's total assets in the securities of any one issuer, although the Prime Money Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Prime Money Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Prime Money Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by the Rating Agencies, according to Rule 2a-7. The Prime Money Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


See "Investment Objective and Policies" in the Statement of Additional Information.


PEACHTREE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees (the "Board" or "Trustees"). The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board handles various of the Board's delegable responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Funds are made by the Bank, as the Funds' Adviser, subject to direction by the Board. The Adviser conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Funds' assets.




ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.50% of each Fund's average daily net assets. The Adviser has undertaken to reimburse the Funds, up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Funds, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.



ADVISER'S BACKGROUND. The Adviser, a commercial bank chartered under the laws of the State of Georgia and headquartered in Atlanta, Georgia, is a wholly-owned subsidiary of Bank South Corporation, a Georgia corporation which is a registered bank holding company. The Adviser serves consumers through its network of banking offices with a full range of deposit and lending products, as well as investment services. The principal offices of the Adviser are located at 3350 Cumberland Circle, Atlanta, GA 30339.



The Investment Adviser to the Peachtree Funds is Bank South, a Georgia commercial bank, 3350 Cumberland Circle, Atlanta, Georgia 30339 (the "Adviser"). On September 5, 1995, the Adviser's parent corporation, Bank South Corporation, entered into a definitive agreement pursuant to which the Adviser will be acquired by NationsBank Corporation, one of the nation's largest banking and financial services holding companies. The proposed change of control of the Adviser will legally constitute an assignment of the advisory contract between the Funds and the Adviser, which is subject to the prior approval of the Funds' Board of Directors and shareholders. Following the merger of Bank South Corporation and NationsBank Corporation, it is presently contemplated that the Adviser will be merged with NationsBank of Georgia, N.A. and that, subject to the further approval of the Funds' Board of Directors and shareholders, the Peachtree Funds will be merged with similar portfolios of the Nations Fund, which currently is advised by NationsBank, N.A. Recently, NationsBank announced the formation of NationsBanc Advisors, Inc. that will become the advisor to Nations Fund, and the formation of TradeStreet Investment Associates, Inc. that will become the investment subadviser for Nations Fund.



The Adviser has managed discretionary assets for its customers since 1931. As of September 30, 1995, the Adviser managed in excess of $1.3 billion of discretionary assets. The Bank has served as an investment adviser to mutual funds since January, 1994.


As part of its regular banking operations, the Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of the Bank. The lending relationship will not be a factor in the selection of securities.


DISTRIBUTION OF SHARES

Federated Securities Corp. (the "Distributor") is the principal distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. The Distributor is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Under a distribution plan (the "Plan") adopted in accordance with SEC Rule 12b-1 under the Investment Company Act of 1940, as amended, each of the Funds will pay an amount computed at an annual rate of up to 0.25% of the average daily net asset value of the shares to finance any activity which is principally intended to result in the sale of shares subject to the Plan. Certain trust clients of the Bank, including ERISA plans, will not be affected by the Plan because the Plan will not be activated unless and until a second, "Trust" class of shares of each of the Funds (which would not have a Rule 12b-1 plan) is created and such trust clients' investments in the Funds are converted to such Trust class.


The Distributor may select other financial institutions (such as broker-dealers or banks) to provide sales support services as agents for their clients or customers who beneficially own shares. These financial institutions (including the Bank) will receive fees from the Distributor based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Distributor.


The Funds' Plan is a compensation type plan. As such, each of the Funds pay the


Distributor the fee described above as opposed to reimbursing the Distributor for actual expenses incurred. Therefore, the Funds do not pay for amounts expended by the Distributor in excess of amounts received by it from each of the Funds, which may include interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to certain states' securities laws.

ADMINISTRATIVE ARRANGEMENTS. The Distributor may also pay administrators a fee based upon the average net asset value of shares of their customers invested in the Trust for providing administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Trust.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES.  Federated Administrative Services, Pittsburgh,


Pennsylvania, a subsidiary of Federated Investors, provides certain administrative personnel and services necessary to operate the Funds. Such services include certain legal and accounting services. Federated Administrative Services provides these at the annual rates specified below:


       MAXIMUM                  AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE            NET ASSETS OF THE TRUSTS
---------------------    -------------------------------------
     .150 of 1%                on the first $250 million
     .125 of 1%                on the next $250 million
     .100 of 1%                on the next $250 million
     .075 of 1%           on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $100,000 per Fund. Federated Administrative Services may voluntarily choose to waive a portion of its fee.

SHAREHOLDER SERVICES PLAN. The Funds have adopted a Shareholder Services Plan (the "Services Plan") with respect to the shares. Under the Services Plan, financial institutions will enter into shareholder service agreements with the Funds to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of the shares. In return for providing these support services, a financial institution may receive payments from the Funds at a rate not exceeding 0.25% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Funds; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds reasonably request. Certain trust clients of the Bank, including ERISA plans, will not be affected by the Services Plan because the Services Plan will not be activated unless and until a second, "Trust" class of shares of the Funds (which would not have a Services Plan) is created and such trust clients' investments in the Funds are converted to such Trust class.



CUSTODIAN. The Bank of New York, New York, New York is custodian for the securities and cash of the Funds.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING SERVICES. Federated Services Company, Boston, MA, a subsidiary of Federated Investors, is transfer agent (the "Transfer Agent") for the shares of, and dividend disbursing agent for, the Funds. It also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.



INDEPENDENT AUDITORS. The independent auditors for the Funds are Ernst & Young LLP, Pittsburgh, Pennsylvania.



NET ASSET VALUE

--------------------------------------------------------------------------------

The Funds' attempt to stabilize the net asset value of their respective shares at $1.00 by valuing the portfolio securities of each Fund using the amortized cost method. The net asset value per share of each Fund is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Funds, of course, cannot guarantee that their net asset value will always remain at $1.00 per share.


INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

SHARE PURCHASES

Funds' shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares of the Funds may be purchased through the Bank. In connection with the sale of shares of the Funds, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request.

BY TELEPHONE. To place an order to purchase shares of the Funds, call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969. Texas residents must purchase shares of the Funds through Bank South Securities Corporation at 1-404-989-6181 or 1-800-621-8967. Your purchase order will be taken directly over the telephone. The order must be placed by 4:00 p.m. (Eastern time) for shares to be purchased at that day's price.

BY MAIL. Provide a letter of instruction to the appropriate Fund indicating your purchase order, including the dollar amount of your order, your account title and/or name, your account number, and a check made payable to the appropriate Fund.

PAYMENT BY CHECK. Mail to Peachtree Prime Money Market Fund or Peachtree Government Money Market Fund, c/o the Peachtree Funds Service Center, MC 684, P.O. Box 4387, Atlanta, Georgia 30302.

PAYMENT BY WIRE.  To purchase shares by Federal Wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which the Funds, the Bank and the Federal Reserve Banks are open for business.


Payment by federal funds must be received before 12:00 noon (Eastern time) on the same day as the order to earn dividends for that day.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in either of the Funds by an investor is $1,000 ($500 for IRA accounts). Subsequent investments in each Fund must be in amounts of at least $100. The Funds may choose to waive their minimum investment requirements from time to time and for accounts which select the Systematic Investment Program.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment in such Fund on a regular basis in minimum amounts of $100, unless waived. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking or other transaction deposit account and invested in Fund shares at the net asset value next determined after an order is received by the Bank. A shareholder may apply for participation in this program through the Bank.

WHAT SHARES COST

Shares of the Funds are sold at their net asset value next determined after an order is received. There is no sales load imposed by the Funds.




The net asset value is determined at 12:00 noon (Eastern time) and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Net asset value will not be determined on Martin Luther King Day.


CERTIFICATES AND CONFIRMATIONS

The Transfer Agent for the Funds maintains a share account for each shareholder of record. Share certificates are not issued unless requested in writing from the Funds or the Transfer Agent.

Monthly confirmations are sent to report transactions such as purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the appropriate Fund, unless a shareholder makes a written request for cash payments to the Bank or the Funds. Shares purchased by wire before 12:00 (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into available federal funds.

The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.


PURCHASING SHARES OF THE FUNDS WITH SECURITIES

The Funds, in their sole discretion, may sell shares of each Fund to investors that desire to purchase shares of each Fund with certain securities or a combination of certain securities and cash. Each Fund reserves the right to determine the acceptability of securities used to effect such purchases. On the day securities are accepted by a Fund, they are valued based upon independent bid and in the same manner as the Fund values its own assets. Investors wishing to use securities to purchase shares of one or both of these Funds should first contact the Bank. Any such transfer of securities is treated as a sale of the securities and will result in the recognition of any gain or loss for federal income tax purposes by the seller of such securities, except to the extent the seller is an ERISA plan or similar entity not subject to tax.


EXCHANGE PRIVILEGE

--------------------------------------------------------------------------------

PEACHTREE FUNDS


All shareholders of the Funds are shareholders of Peachtree Funds. Peachtree Funds currently include the Funds, Peachtree Bond Fund, Peachtree Equity Fund and Peachtree Georgia Tax-Free Income Fund. Shareholders have easy access to each of the portfolios of the Peachtree Funds through a telephone exchange program. All Peachtree Funds are advised by the Bank and distributed by the Distributor.



Shareholders may exchange shares of each Fund for shares of the other Peachtree Funds. In addition, shares of the Funds may also be exchanged for certain other funds designated by the Bank which are distributed by the Distributor, but are not advised by the Bank ("Federated Funds"). For further information on the availability of Federated Funds for exchanges, please call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969. Shares of funds with a sales load may be exchanged at net asset value for shares of other funds with an equal sales load or no sales load. Shares of funds with a sales load may be exchanged for shares of funds with a higher sales load at net asset value, plus the additional sales load. Shares of funds with no sales load, acquired by direct purchase, may be exchanged for shares of funds with a sales load at net asset value, plus the applicable sales load.


When an exchange is made from a fund with a sales load to a fund with no sales load, the shares exchanged and additional shares which have been purchased by reinvesting dividends or capital gains on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales load would be at net asset value.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected.

The exchange privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value for the applicable fund. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized.

The Funds reserve the right to terminate the exchange privilege at any time on 60 days' notice. Shareholders will be notified if this privilege is terminated. A shareholder may obtain further information on the exchange privilege by calling the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969.

BY TELEPHONE. Instructions for exchanges between funds which are part of the Trust may be given by telephone to the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969 or to the Distributor. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the Funds' Transfer Agent by the Bank and deposited to the shareholder's mutual fund account before being exchanged. See "Addresses".


An authorization form permitting the Funds to accept telephone exchanges must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information regarding this service are available from the Bank. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received before 4:00 p.m. (Eastern time) for shares to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders may have difficulty in making exchanges by telephone through the Bank during times of drastic economic or market changes. If a shareholder cannot contact the Bank by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Peachtree Funds, 3350 Cumberland Circle, 10th Floor, Atlanta, Georgia 30339.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Funds redeem shares at their net asset value next determined after the Bank receives the redemption request. Redemptions will be made on days on which the respective Fund computes its respective net asset value. Telephone or written requests for redemption must be received in proper form and can be made through the Bank or directly to the appropriate Fund.

BY TELEPHONE. A shareholder may redeem shares of the Funds by contacting his account officer or by calling the Peachtree Funds Service Center to request the redemption. (Call 1-404-989-6200 or 1-800-621-8969.) Shares will be redeemed at the net asset value next determined after the Funds receive the redemption request from the Bank. Redemption requests to the Bank must be received before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value, and the Bank will promptly submit such redemption requests and provide written redemption instructions to the


Funds. If, at any time, the Funds should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Funds to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service are available from the Bank. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

A shareholder may have the redemption proceeds directly deposited by electronic funds transfer or wired directly to a domestic commercial bank previously designated by the shareholder. Wire redemption orders will only be accepted on days on which the Funds, the Bank and the Federal Reserve Wire System are open for business. Wire-transferred redemptions may be subject to an additional fee.

In the event of extraordinary economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, it is recommended that a redemption request be made in writing and be hand delivered or sent by overnight mail to your account officer at the Bank.



BY MAIL. Shareholders may redeem shares by sending a written request to the Bank. The written request should include the shareholder's name, the Fund's name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to the Bank. Shareholders should call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969 for assistance in redeeming shares by mail.


SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:



     - a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;


     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;


     - a savings bank or savings and loan association whose deposits are insured by the SAIF, which is administered by the FDIC; or


     - any other "eligible guarantor institution," as defined in the Securities


      Exchange Act of 1934, as amended.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their Transfer Agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven calendar days, after receipt of a proper written redemption request, provided that the Transfer Agent has received payment for shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares of the selected Fund or Funds are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to shares of the Funds, redemptions may reduce, and eventually deplete, the shareholder's investment in the Funds. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Funds. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through the Bank.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, each Fund may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance in either Fund falls below the required minimum of $1,000 ($500 for IRAs).

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Funds entitles the shareholders to one vote in Trustee elections and other matters submitted to shareholders of the Trust for vote. All shares of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular Fund, only shareholders of that Fund are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Funds' operation and for the election of Trustees under certain circumstances. As of November 3, 1995, Bank South, Atlanta, Georgia, acting in various capacities for numerous accounts, owned approximately 65,762,067 shares (97.73%) of the Peachtree Government Money Market Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders. With respect to the Peachtree Prime Money Market Fund, Bank South, Atlanta, Georgia, acting in various capacities for numerous accounts, owned approximately 102,953,975 shares (67.63%) and BHC Securities, Inc., Philadelphia, PA, acting in various capacities for numerous accounts, owned approximately 48,328,101 shares (31.75%), and therefore, may, for certain purposes, be deemed to control the Funds and be able to affect the outcome of certain matters presented for a vote of shareholders.


Any Trustee may be removed by the Board of Trustees or by the shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.


MASSACHUSETTS PARTNERSHIP LAW


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Funds for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Funds.





In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to indemnify, protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of the Funds.


EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------


Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or bank generally from acting as investment adviser, transfer agent, or custodian to such an investment company or from acting as agent for their customers in purchasing securities. The Adviser is subject to such banking laws and regulations.





The Bank believes, based on the advice of its counsel, that it may perform the services for the Funds contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent the Bank from continuing to perform all or a part of the above services for its customers and/or the Funds. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Funds may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by the Bank. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to the Bank is found) as a result of any of these occurrences.



TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds expect to pay no federal income tax because they intend to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the


Trust's other portfolios will not be combined for tax purposes with those realized by either of the Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Funds may advertise their yield and effective yield.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized amount of dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare their performance to certain indices.



PEACHTREE PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------




 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------         ----------------------------------------------------------------   ------------
(A) COMMERCIAL PAPER--37.8%
------------------------------------------------------------------------------------
                    AUTOMOBILE & RELATED--7.3%
                    ----------------------------------------------------------------
$ 5,000,000         Ford Motor Credit Co., 5.74%, 10/11/1995                           $  4,992,028
                    ----------------------------------------------------------------
  6,000,000         General Motors Corp. 10/19/1995                                       5,982,810
                    ----------------------------------------------------------------   ------------
                    Total                                                                10,974,838
                    ----------------------------------------------------------------   ------------
                    ENERGY--11.3%
                    ----------------------------------------------------------------
  6,000,000         Chevron Oil Finance Co., 5.93%, 10/4/1995                             5,997,035
                    ----------------------------------------------------------------
  4,000,000         Exxon Funding, 5.69%, 10/25/1995                                      3,984,827
                    ----------------------------------------------------------------
  1,000,000         Exxon Capital Corp. 8.00%, 12/1/1995                                  1,002,150
                    ----------------------------------------------------------------
  6,000,000         Texaco, Inc., 5.67%, 11/3/1995                                        5,968,815
                    ----------------------------------------------------------------   ------------
                    Total                                                                16,952,827
                    ----------------------------------------------------------------   ------------
                    FINANCE--13.9%


                    ----------------------------------------------------------------
  3,000,000         Associates Corp. 5.68%, 11/6/1995                                     2,982,960
                    ----------------------------------------------------------------
  6,000,000         General Electric Capital Corp., 10/19/1995                            5,982,900
                    ----------------------------------------------------------------
  2,000,000         Heller Financial, Inc., 5.73%, 10/26/1995                             1,992,042
                    ----------------------------------------------------------------
  5,000,000         IBM Credit Corp., 5.74%, 10/10/1995                                   4,992,825
                    ----------------------------------------------------------------
  5,000,000         Prudential Funding Corp., 5.78%, 10/3/1995                            4,998,394
                    ----------------------------------------------------------------   ------------
                    Total                                                                20,949,121
                    ----------------------------------------------------------------   ------------
                    INDUSTRIAL SERVICES--1.3%
                    ----------------------------------------------------------------
  2,000,000         Hanson Overseas, 5.50%, 1/15/1996                                     1,996,304
                    ----------------------------------------------------------------   ------------
                    MACHINERY & EQUIPMENT--4.0%
                    ----------------------------------------------------------------
  6,000,000         Deere & Co., 5.68%, 11/6/1995                                         5,965,920
                    ----------------------------------------------------------------   ------------
                    TOTAL COMMERCIAL PAPER                                               56,839,010
                    ----------------------------------------------------------------   ------------
CORPORATE BONDS--16.7%
------------------------------------------------------------------------------------
                    AEROSPACE & DEFENSE--2.0%
                    ----------------------------------------------------------------
  2,950,000         Martin Marietta Corp., 8.50%, 3/1/1996                                2,974,446
                    ----------------------------------------------------------------   ------------








PEACHTREE PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------




 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------         ----------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------
                    BANKING--5.0%
                    ----------------------------------------------------------------
$ 5,000,000         Bank America Corp., 5.77%, 2/15/1996                               $  5,000,000
                    ----------------------------------------------------------------
  1,040,000         Continental Bank Corp., 9.875%, 6/15/1996                             1,065,017
                    ----------------------------------------------------------------
  1,550,000         NationsBank Corp., 5.375%, 12/1/1995                                  1,545,076
                    ----------------------------------------------------------------   ------------
                    Total                                                                 7,610,093
                    ----------------------------------------------------------------   ------------
                    FINANCE--1.4%
                    ----------------------------------------------------------------
  1,000,000         Associates Corp. North America, 6.00%, 12/1/1995                      1,000,000
                    ----------------------------------------------------------------
    550,000         CIT Group Holdings, Inc., 8.875%, 6/16/1996                             560,546
                    ----------------------------------------------------------------
    500,000         Household Finance Corp. 5.46%, 2/1/1996                                 498,895
                    ----------------------------------------------------------------   ------------
                    Total                                                                 2,059,441
                    ----------------------------------------------------------------   ------------
                    FOOD, BEVERAGE & HOUSEHOLD PRODUCTS--0.1%


                    ----------------------------------------------------------------
    140,000         Philip Morris Cos., Inc., 8.875%, 7/1/1996                              142,825
                    ----------------------------------------------------------------   ------------
                    HEALTH CARE--0.3%
                    ----------------------------------------------------------------
    475,000         SmithKline Beecham PLC, 5.25%, 1/26/1996                                474,043
                    ----------------------------------------------------------------   ------------
                    POLLUTION CONTROL--1.3%
                    ----------------------------------------------------------------
  1,950,000         Waste Management, Inc., 4.625%, 4/14/1996                             1,934,408
                    ----------------------------------------------------------------   ------------
                    PRODUCER MANUFACTURING--1.7%
                    ----------------------------------------------------------------
  2,500,000         Weyerhaeuser Co., 9.25%, 11/15/1995                                   2,506,508
                    ----------------------------------------------------------------   ------------
                    SECURITIES--1.0%
                    ----------------------------------------------------------------
    750,000         Merrill Lynch & Co., Inc., 6.876%, 3/18/1996                            753,300
                    ----------------------------------------------------------------
    750,000         Merrill Lynch & Co., Inc., 4.75%, 6/24/1996                             742,886
                    ----------------------------------------------------------------   ------------
                    Total                                                                 1,496,186
                    ----------------------------------------------------------------   ------------
                    TELECOMMUNICATIONS--0.6%
                    ----------------------------------------------------------------
  1,000,000         AT&T Corp., 4.50%, 2/15/1996                                            994,912
                    ----------------------------------------------------------------   ------------






PEACHTREE PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------




 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------         ----------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------
                    UTILITIES--3.3%
                    ----------------------------------------------------------------
$ 1,500,000         Alabama Power Co., 4.50%, 3/1/1996                                 $  1,490,424
                    ----------------------------------------------------------------
  1,000,000         Georgia Power Co., 4.75%, 3/1/1996                                      995,060
                    ----------------------------------------------------------------
  2,500,000         Pacific Gas & Electric Co., 4.20%, 10/10/1995                         2,498,196
                    ----------------------------------------------------------------   ------------
                    Total                                                                 4,983,680
                    ----------------------------------------------------------------   ------------
                    TOTAL CORPORATE BONDS                                                25,176,542
                    ----------------------------------------------------------------   ------------
CORPORATE NOTES--2.0%
------------------------------------------------------------------------------------
  3,000,000         CoreStates Capital Corp., 5.60%, 11/17/1995                           2,993,429
                    ----------------------------------------------------------------   ------------
GOVERNMENT AGENCIES--1.3%
------------------------------------------------------------------------------------
                    FEDERAL FARM CREDIT BANK--0.7%
                    ----------------------------------------------------------------
  1,000,000         Federal Farm Credit Bank, 6.39%, 4/17/1996                            1,000,000


                    ----------------------------------------------------------------   ------------
                    FEDERAL HOME LOAN BANK--0.6%
                    ----------------------------------------------------------------
  1,000,000         Federal Home Loan Bank, 4.59%, 6/10/1996                                990,479
                    ----------------------------------------------------------------   ------------
                    TOTAL GOVERNMENT AGENCIES                                             1,990,479
                    ----------------------------------------------------------------   ------------
CASH EQUIVALENT--0.6%
------------------------------------------------------------------------------------
    925,054         Bank of New York Cash Reserves, 5.00%                                   925,054
                    ----------------------------------------------------------------   ------------






PEACHTREE PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------         ----------------------------------------------------------------   ------------
(B) REPURCHASE AGREEMENTS--42.1%
------------------------------------------------------------------------------------
$32,893,393         Lehman Brothers, Inc., 6.15%, dated 9/29/1995, due 10/3/1995       $ 32,893,393
                    ----------------------------------------------------------------
 30,478,404         Sanwa-BGK Securities Co., 5.91%, dated 9/28/1995, due 10/2/1995      30,478,404
                    ----------------------------------------------------------------   ------------
                    TOTAL REPURCHASE AGREEMENTS                                          63,371,797
                    ----------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                           $151,296,311
                    ----------------------------------------------------------------   ------------




(a) Each issue shows the rate of discount at the time of purchase.


(b) Repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.


(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($150,427,875) at September 30, 1995.

The following acronym is used throughout this portfolio:


PLC    -- Public Limited Company




(See Notes which are an integral part of the Financial Statements)


PEACHTREE PRIME MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------


ASSETS:
-----------------------------------------------------------------------------
Investments in repurchase agreements                              $63,371,797
-------------------------------------------------------------
Investments in securities                                          87,924,514
-------------------------------------------------------------     -----------
Total investments in securities, at amortized cost and value                       $151,296,311
-----------------------------------------------------------------------------
Income receivable                                                                       478,110
-----------------------------------------------------------------------------
Receivable for shares sold                                                               32,648
-----------------------------------------------------------------------------
Deferred expenses                                                                        24,245
-----------------------------------------------------------------------------      ------------
     Total assets                                                                   151,831,314
-----------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------
Payable for investments purchased                                     919,246
-------------------------------------------------------------
Income distribution payable                                           457,942
-------------------------------------------------------------
Accrued expenses                                                       26,251
-------------------------------------------------------------     -----------
     Total liabilities                                                                1,403,439
-----------------------------------------------------------------------------      ------------
Net Assets for 150,427,875 shares outstanding                                      $150,427,875


-----------------------------------------------------------------------------      ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$150,427,875 / 150,427,875 shares outstanding                                             $1.00
-----------------------------------------------------------------------------      ------------




(See Notes which are an integral part of the Financial Statements)


PEACHTREE PRIME MONEY MARKET FUND

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1995
--------------------------------------------------------------------------------




INVESTMENT INCOME:
-------------------------------------------------------------------------------
Interest                                                                             $6,061,908
-------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------
Investment advisory fee                                               $ 515,302
-----------------------------------------------------------------
Administrative personnel and services fee                               146,063
-----------------------------------------------------------------
Custodian fees                                                           24,189
-----------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                 30,495
-----------------------------------------------------------------
Directors'/Trustees' fees                                                 3,023
-----------------------------------------------------------------
Auditing fees                                                            10,228
-----------------------------------------------------------------
Legal fees                                                                6,974
-----------------------------------------------------------------
Portfolio accounting fees                                                41,699
-----------------------------------------------------------------
Share registration costs                                                 30,936
-----------------------------------------------------------------
Printing and postage                                                     14,867
-----------------------------------------------------------------
Insurance premiums                                                        6,467


-----------------------------------------------------------------
Miscellaneous                                                             5,720
-----------------------------------------------------------------     ---------
     Total expenses                                                     835,963
-----------------------------------------------------------------
Waiver of investment advisory fee                                      (321,304)
-----------------------------------------------------------------     ---------
     Net expenses                                                                       514,659
-------------------------------------------------------------------------------      ----------
          Net investment income                                                      $5,547,249
-------------------------------------------------------------------------------      ----------





(See Notes which are an integral part of the Financial Statements)


PEACHTREE PRIME MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                       YEAR ENDED              PERIOD ENDED
                                                   SEPTEMBER 30, 1995      SEPTEMBER 30, 1994*
                                                   -------------------     --------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------
OPERATIONS--
------------------------------------------------
Net investment income                                 $   5,547,249            $  1,308,837
------------------------------------------------   ------------------      -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------
Distributions from net investment income                 (5,547,249)             (1,308,837)
------------------------------------------------   ------------------      -----------------
SHARE TRANSACTIONS--
------------------------------------------------
Proceeds from sale of shares                            269,427,785             159,735,721
------------------------------------------------
Net asset value of shares issued to shareholders
  in payment of distributions declared                    1,227,252                  38,293
------------------------------------------------
Cost of shares redeemed                                (204,906,850)            (75,094,326)
------------------------------------------------   ------------------      -----------------
     Change in net assets resulting from share
     transactions                                        65,748,187              84,679,688
------------------------------------------------   ------------------      -----------------
          Change in net assets                           65,748,187              84,679,688


------------------------------------------------
NET ASSETS:
------------------------------------------------
Beginning of period                                      84,679,688                      --
------------------------------------------------   ------------------      -----------------
End of period                                         $ 150,427,875            $ 84,679,688
------------------------------------------------   ------------------      -----------------




* For the period from February 14, 1994 (date of initial public investment) to September 30, 1994.

(See Notes which are an integral part of the Financial Statements)


PEACHTREE GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                                   VALUE
-----------         -----------------------------------------------------------------   -----------
SHORT-TERM U.S. TREASURY OBLIGATIONS--67.3%
-------------------------------------------------------------------------------------
$29,000,000         U.S. Treasury Bills, 10/12/1995-1/4/1996                            $28,785,797
                    -----------------------------------------------------------------
 11,000,000         U.S. Treasury Notes, 5.125%-7.625%, 11/15/1995-4/30/1996             10,940,276
                    -----------------------------------------------------------------   -----------
                    TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS                           39,726,073
                    -----------------------------------------------------------------   -----------
(A)REPURCHASE AGREEMENTS--32.8%
-------------------------------------------------------------------------------------
  9,806,207         Lehman Brothers, Inc., 6.15%, dated 9/29/1995, due 10/3/1995          9,806,207
                    -----------------------------------------------------------------
  9,535,497         Sanwa Bank-BGK Securities, Inc., 5.91%, dated 9/28/1995, due
                    10/2/1995                                                             9,535,497
                    -----------------------------------------------------------------   -----------
                    TOTAL REPURCHASE AGREEMENTS                                          19,341,704
                    -----------------------------------------------------------------   -----------
                    TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                            $59,067,777
                    -----------------------------------------------------------------   -----------




(a) Repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($59,013,066) at September 30, 1995.

(See Notes which are an integral part of the Financial Statements)


PEACHTREE GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------




ASSETS:
------------------------------------------------------------------------------
Investments in repurchase agreements                               $19,341,704
--------------------------------------------------------------
Investments in securities                                           39,726,073
--------------------------------------------------------------     -----------
Total investments in securities, at amortized cost and value                        $59,067,777
------------------------------------------------------------------------------
Income receivable                                                                       186,950
------------------------------------------------------------------------------
Deferred expenses                                                                        22,803
------------------------------------------------------------------------------      -----------
     Total assets                                                                    59,277,530
------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------
Income distribution payable                                            262,537
--------------------------------------------------------------
Accrued expenses                                                         1,927
--------------------------------------------------------------     -----------
     Total liabilities                                                                  264,464
------------------------------------------------------------------------------      -----------
NET ASSETS for 59,013,066 shares outstanding                                        $59,013,066
------------------------------------------------------------------------------      -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$59,013,066 / 59,013,066 shares outstanding                                               $1.00
------------------------------------------------------------------------------      -----------







(See Notes which are an integral part of the Financial Statements)


PEACHTREE GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1995




--------------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------------
Interest                                                                             $3,987,506
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------
Investment advisory fee                                                $ 356,814
--------------------------------------------------------------------
Administrative personnel and services fee                                104,633
--------------------------------------------------------------------
Custodian fees                                                            14,529
--------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                  26,384
--------------------------------------------------------------------
Directors'/Trustees' fees                                                  1,735
--------------------------------------------------------------------
Auditing fees                                                              7,850
--------------------------------------------------------------------
Legal fees                                                                 5,569
--------------------------------------------------------------------
Portfolio accounting fees                                                 31,962
--------------------------------------------------------------------
Share registration costs                                                  29,404
--------------------------------------------------------------------
Printing and postage                                                      11,526
--------------------------------------------------------------------


Insurance premiums                                                         4,519
--------------------------------------------------------------------
Miscellaneous                                                              5,335
--------------------------------------------------------------------   ---------
     Total expenses                                                      600,260
--------------------------------------------------------------------
Waiver of investment advisory fee                                       (217,475)
--------------------------------------------------------------------   ---------
     Net expenses                                                                       382,785
--------------------------------------------------------------------------------     ----------
          Net investment income                                                      $3,604,721
--------------------------------------------------------------------------------     ----------





(See Notes which are an integral part of the Financial Statements)


PEACHTREE GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                       YEAR ENDED              PERIOD ENDED
                                                   SEPTEMBER 30, 1995      SEPTEMBER 30, 1994*
                                                   -------------------     --------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------
OPERATIONS--
------------------------------------------------
Net investment income                                 $   3,604,721            $  1,067,196
------------------------------------------------   ------------------      -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------
Distributions from net investment income                 (3,604,721)             (1,067,196)
------------------------------------------------   ------------------      -----------------
SHARE TRANSACTIONS--
------------------------------------------------
Proceeds from sale of shares                            180,164,804             130,044,343
------------------------------------------------
Net asset value of shares issued to shareholders
  in payment of distributions declared                       29,187                     834
------------------------------------------------
Cost of shares redeemed                                (211,621,111)            (39,704,991)
------------------------------------------------   ------------------      -----------------
     Change in net assets resulting from share
     transactions                                       (31,427,120)             90,340,186
------------------------------------------------   ------------------      -----------------
          Change in net assets                          (31,427,120)             90,340,186


------------------------------------------------
NET ASSETS:
------------------------------------------------
Beginning of period                                      90,440,186                 100,000
------------------------------------------------   ------------------      -----------------
End of period                                         $  59,013,066            $ 90,440,186
------------------------------------------------   ------------------      -----------------




* For the period from February 14, 1994 (date of initial public investment) to September 30, 1994.

(See Notes which are an integral part of the Financial Statements)



PEACHTREE MONEY MARKET FUNDS


COMBINED NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Peachtree Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of four diversified portfolios and one non-diversified portfolio. The financial statements of Peachtree Prime Money Market Fund ("Prime Money Fund") and Peachtree Government Money Market Fund ("Government Money Fund"), (individually referred to as the "Fund", or collectively as the "Funds") are presented herein. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.


     INVESTMENT VALUATIONS--The Funds' use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act.


     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").



PEACHTREE MONEY MARKET FUNDS

--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized using the straight-line method over a period of five years from each Funds' commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At September 30, 1994, capital paid-in for Prime Money Fund and Government Money Fund was $150,427,875 and $59,013,066, respectively. Transactions in shares were as follows:


                                         PRIME MONEY FUND                           GOVERNMENT MONEY FUND
                             -----------------------------------------    -----------------------------------------
                                 YEAR ENDED           PERIOD ENDED            YEAR ENDED           PERIOD ENDED
                             SEPTEMBER 30, 1995    SEPTEMBER 30, 1994*    SEPTEMBER 30, 1995    SEPTEMBER 30, 1994*
--------------------------   ------------------    -------------------    ------------------    -------------------
Shares sold                      269,427,785           159,735,721            180,164,804            130,044,343
--------------------------
Shares issued to
  shareholders in payment
  of distributions
  declared                         1,227,252                38,293                 29,187                    834
--------------------------
Shares redeemed                 (204,906,850)          (75,094,326)          (211,621,111)           (39,704,991)
--------------------------   ----------------      ----------------       ----------------       ---------------
  Net change resulting
    from share
    transactions                  65,748,187            84,679,688            (31,427,120)            90,340,186
--------------------------     -------------        --------------          -------------          -------------




* For the period from February 14, 1994 (date of initial public investment) to September 30, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


INVESTMENT ADVISORY FEE--Bank South, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment fee equal to 0.50 of 1% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.




PEACHTREE MONEY MARKET FUNDS

--------------------------------------------------------------------------------


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.


TRANSFER AGENT FEES--Federated Services Company("FServ") serves as transfer and dividend disbursing agent for the Funds. This fee is based on the size, type, and number of accounts and transactions made by shareholders. FServ may voluntarily choose to waive a portion of its fees.


PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.



ORGANIZATIONAL EXPENSES--Organizational expenses ($39,837 for Prime Money Fund and $39,426 for Government Money Fund) were borne initially by FAS.



The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following January 7, 1994 (date the Funds first became effective). For the year ended September 30, 1995, the Funds paid $4,532 and $4,484, respectively, pursuant to this agreement.


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of the above companies.


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------


To the Trustees and Shareholders of

PEACHTREE FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Peachtree Prime Money Market Fund and Peachtree Government Money Market Fund (two of the portfolios comprising Peachtree Funds) as of September 30, 1995, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of


Peachtree Prime Money Market Fund and Peachtree Government Money Market Fund at September 30, 1995, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.


                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania

November 7, 1995



ADDRESSES
--------------------------------------------------------------------------------




                Peachtree Prime Money Market Fund           Federated Investors Tower
                Peachtree Government Money Market Fund      Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                  Federated Investors Tower
                                                            Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------
Investment Adviser
                Bank South                                  3350 Cumberland Circle
                                                            Atlanta, Georgia 30339
-----------------------------------------------------------------------------------------------
Custodian
                The Bank of New York                        48 Wall Street
                                                            New York, New York 10286
-----------------------------------------------------------------------------------------------
Transfer Agent, Dividend Disbursing Agent
  and Portfolio Accounting Services
                Federated Services Company                  P.O. Box 8600
                                                            Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                           One Oxford Centre
                                                            Pittsburgh, Pennsylvania 15219
-----------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------

                                  PRIME MONEY MARKET FUND
                                  AND
                                  GOVERNMENT MONEY
                                  MARKET FUND
                                  COMBINED PROSPECTUS

--------------------------------------------------------------------------------
                                  Portfolios of
                                  Peachtree Funds,
                                  an Open-End Management
                                  Investment Company
                                  (a Mutual Fund)

                                  Prospectus dated November 30, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS


      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779


      70467H408
      40667H309

      3092207A (11/95)

--------------------------------------------------------------------------------

PEACHTREE BOND FUND
(A PORTFOLIO OF PEACHTREE FUNDS)
PROSPECTUS

--------------------------------------------------------------------------------

The shares of the Peachtree Bond Fund (the "Fund") offered by this Prospectus represent interests in a diversified portfolio of Peachtree Funds (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to achieve current income. The Fund pursues this objective by investing primarily in a portfolio of long-term bonds and other fixed income securities.

This prospectus contains the information you should read carefully and understand before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated November 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by contacting the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969.



SHARES OF THE FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, AND ARE NOT ISSUED, ENDORSED OR GUARANTEED BY, BANK SOUTH (THE "BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT ISSUED, INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


THE BANK IS THE INVESTMENT ADVISER TO THE FUND. THE FUND IS DISTRIBUTED BY FEDERATED SECURITIES CORP., WHICH IS NOT AFFILIATED WITH THE BANK.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                                                              (SEE INSIDE COVER)


November 30, 1995


The Investment Adviser to the Peachtree Funds is Bank South, a Georgia commercial bank, 3350 Cumberland Circle, Atlanta, Georgia 30339 (the "Adviser"). On September 5, 1995, the Adviser's parent corporation, Bank South Corporation, entered into a definitive agreement pursuant to which the Adviser will be acquired by NationsBank Corporation, one of the nation's largest banking and financial services holding companies. The proposed change of control of the Adviser will legally constitute an assignment of the advisory contract between the Funds and the Adviser, which is subject to the prior approval of the Funds' Board of Directors and shareholders. Following the merger of Bank South Corporation and NationsBank Corporation, it is presently contemplated that the Adviser will be merged with NationsBank of Georgia, N.A. and that, subject to the further approval of the Funds' Board of Directors and shareholders, the Peachtree Funds will be merged with similar portfolios of the Nations Fund, which currently is advised by NationsBank, N.A. Recently, NationsBank announced the formation of NationsBanc Advisors, Inc. that will become the advisor to Nations Fund, and the formation of TradeStreet Investment Associates, Inc. that will become the investment subadviser for Nations Fund.


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1


------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                           2

------------------------------------------------------


GENERAL INFORMATION                                                            3

------------------------------------------------------


INVESTMENT INFORMATION                                                         3

------------------------------------------------------


  Investment Objective                                                         3


  Investment Policies                                                          3


  Certain Borrowing and Investment
     Limitations                                                               9





PEACHTREE FUNDS INFORMATION                                                    9

------------------------------------------------------


  Management of the Trust                                                      9


  Distribution of Shares                                                      10


  Administration of the Trust                                                 11



NET ASSET VALUE                                                               12

------------------------------------------------------


INVESTING IN THE FUND                                                         12

------------------------------------------------------


  Share Purchases                                                             12


  Minimum Investment Required                                                 13




  Systematic Investment Program                                               13


  What Shares Cost                                                            13


  Reducing or Eliminating the Sales Load                                      14


  Certificates and Confirmations                                              15


  Dividends and Distributions                                                 15



  Purchasing Shares of the Fund with
     Securities                                                               16



EXCHANGE PRIVILEGE                                                            16

------------------------------------------------------


  Peachtree Funds                                                             16





REDEEMING SHARES                                                              17

------------------------------------------------------


  Systematic Withdrawal Program                                               19


  Accounts With Low Balances                                                  19



SHAREHOLDER INFORMATION                                                       19

------------------------------------------------------


  Voting Rights                                                               19


  Massachusetts Partnership Law                                               19



EFFECT OF BANKING LAWS                                                        20



------------------------------------------------------


TAX INFORMATION                                                               20

------------------------------------------------------


  Federal Income Tax                                                          20


  State and Local Taxes                                                       21



PERFORMANCE INFORMATION                                                       21

------------------------------------------------------


FINANCIAL STATEMENTS                                                          22

------------------------------------------------------


REPORT OF ERNST & YOUNG LLP,
     INDEPENDENT AUDITORS                                                     34

------------------------------------------------------




ADDRESSES                                                                     35

------------------------------------------------------



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------




                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)...........             2.50%
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering
  price)..............................................................................              None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...............................              None
Redemption Fees (as a percentage of amount redeemed, if applicable)...................              None
Exchange Fee..........................................................................              None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1)......................................................             0.60%
12b-1 Fee(2)..........................................................................             0.00%
Total Other Expenses..................................................................             0.42%
  Shareholder Services Fees(3)........................................................    0.00%
    Total Fund Operating Expenses(4)..................................................             1.02%






(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.



(2) As of the date of this prospectus, the Fund is not paying or accruing 12b-1 fees. The fund can pay up to 0.75% as a 12b-1 fee to the distributor. Certain trust clients of the Bank or its affiliates, including ERISA plans, will not be affected by the distribution plan because the distribution plan will not be activated unless and until a second, "Trust," class of shares of the Fund (which would not have a Rule 12b-1 plan) is created and such trust clients' investments in the Fund are converted to such Trust class.



(3) As of the date of this prospectus, the Fund is not paying or accruing shareholder services fees. The fund can pay up to 0.25% as a shareholder services fee to certain financial institutions. Certain trust clients of the Bank or its affiliates, including ERISA plans, will not be affected by the shareholder services plan because the shareholder services plan will not be activated unless and until a second, "Trust," class of shares of the Fund (which would not have a services plan) is created and such clients' investments in the Fund are converted to such Trust class.





(4) The Total Fund Operating Expenses would have been 1.17% absent the voluntary waiver of a portion of the management fee.



    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "PEACHTREE FUNDS INFORMATION" AND "INVESTING IN THE FUND." WIRE-TRANSFERRED REDEMPTIONS MAY BE SUBJECT TO ADDITIONAL FEES.





                              EXAMPLE                                1 year    3 years    5 years    10 years
-------------------------------------------------------------------  ------    -------    -------    --------
You would pay the following expenses on a $1,000 investment
  assuming (1) 5% annual return and (2) redemption at the end of
  each time period. The Fund charges no redemption fees............   $ 35       $57        $80        $147






    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING SEPTEMBER 30, 1996.



PEACHTREE BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 34.





                                                                               YEAR ENDED
                                                                              SEPTEMBER 30,
                                                                           -------------------
                                                                            1995       1994(A)
                                                                           -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $  9.34     $10.00
------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------
  Net investment income                                                       0.57       0.35
------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                      0.27      (0.66 )
------------------------------------------------------------------------   -------     ------
  Total from investment operations                                            0.84      (0.31 )
------------------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------------------
  Distributions from net investment income                                   (0.57)     (0.35 )
------------------------------------------------------------------------   -------     ------
NET ASSET VALUE, END OF PERIOD                                             $  9.61     $ 9.34
------------------------------------------------------------------------   -------     ------
TOTAL RETURN (B)                                                              9.30%     (3.08%)
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------
  Expenses                                                                    1.02%      0.97%*


------------------------------------------------------------------------
  Net investment income                                                       6.11%      5.92%*
------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                            0.15%      0.10%*
------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                  $93,524     $81,594
------------------------------------------------------------------------
  Portfolio turnover                                                            76%        21%
------------------------------------------------------------------------





* Computed on an annualized basis.

(a) Reflects operations for the period from February 14, 1994 (date of initial public investment) to September 30, 1994.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 22, 1993, as amended and restated dated December 20, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This prospectus relates only to the Trust's Peachtree Bond Fund. The Fund is designed as a convenient means of accumulating an interest in a professionally managed, diversified portfolio consisting primarily of government, mortgage-backed, asset-backed and corporate securities, as well as collateralized mortgage obligations ("CMOs") and adjustable rate mortgage securities ("ARMs"). A minimum initial investment of $1,000 is required ($500 for Individual Retirement Accounts ("IRAs")), and subsequent investments must be in amounts of at least $100. See "Investing in the Fund."

Fund shares are sold at net asset value plus a maximum sales load of 2.50% and redeemed at net asset value.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund's investment objective is to achieve current income. The investment objective cannot be changed without the approval of the Fund's shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of U.S. government, mortgage-backed, asset-backed and corporate bonds and other securities as well as CMOs and ARMs. Under normal market conditions, the Fund will invest at least 65% of its assets in bonds. The Fund intends to maintain a dollar-weighted average portfolio maturity of 15 years or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without the approval of Fund shareholders. Shareholders will be notified before any material change in these policies becomes effective.


ACCEPTABLE INVESTMENTS. The securities in which the Fund may invest include, but are not limited to:


     - domestic issues of corporate debt obligations, so long as such debt obligations are rated by one or more nationally recognized statistical rating organizations ("Rating Agencies") in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch"), or Duff & Phelps Credit Rating Co. ("Duff & Phelps") or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")) or, if unrated, determined by Bank South (the "Adviser") to be of comparable quality to securities having such ratings;


     - commercial paper (including asset-backed commercial paper) which matures in 270 days or less so long as at least two ratings are high quality ratings by Rating Agencies. Such ratings would include: A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, F-1 or F-2 by Fitch, or Duff-1 or Duff-2 by Duff & Phelps;

     - obligations issued or guaranteed as to payment of principal and interest by the U.S. government, or its agencies or instrumentalities ("Government Securities");

     - asset-backed securities in one of the two highest ratings categories by a Rating Agency, or if unrated, of comparable quality in the judgment of the Adviser;

     - U.S. dollar denominated debt obligations of foreign issuers;

     - repurchase agreements;

     - time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), which are administered by the Federal Deposit Insurance Corporation ("FDIC"), and certificates of deposit and other time deposits issued by foreign branches of BIF-insured banks;

     - bankers' acceptances; and

     - securities of other investment companies.

Securities rated Baa or BBB, while of investment grade, have speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. If an investment grade security loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell the security from its portfolio; however, the Adviser will endeavor to dispose of the security as soon as practicable thereafter, taking into account existing market conditions and the cost of such sale, including potential losses. A credit rating is not a recommendation to buy, sell or hold securities, and is subject to change and/or withdrawal by the rating agency.

The Adviser attempts to manage the Fund's total performance, which includes both changes in principal value of the Fund's portfolio and income earned, by anticipating opportunities in the capital markets and risks of changes in market interest rates. When the Adviser expects that market interest rates may decline, which would cause prices of outstanding bonds to rise, it generally extends the average maturity of the Fund's portfolio. When the Adviser expects that market interest rates may rise, which would cause prices of outstanding bonds to decline, it generally shortens the average maturity of the Fund's portfolio. Further, the Adviser attempts to improve the Fund's total return by weighing the relative value of alternative bond issues having similar maturities in selecting portfolio securities. By actively managing the Fund's portfolio in this manner, the Adviser seeks to provide capital appreciation during periods of falling interest rates and protection against capital depreciation during periods of rising rates.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

GOVERNMENT SECURITIES. The types of Government Securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     - the full faith and credit of the U.S. Treasury;

     - the issuer's right to borrow from the U.S. Treasury;


     - the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or


     - the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

     - Federal Home Loan Banks;

     - Federal Home Loan Mortgage Corporation;

     - Federal Farm Credit Banks;

     - Student Loan Marketing Association; and

     - Federal National Mortgage Association.

MORTGAGE-BACKED SECURITIES. Some of the U.S. Government Securities in which the Fund will invest can represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages ("Mortgage-backed securities"). Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of Mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of Mortgage-backed securities. Due to these features, Mortgage-backed securities are less effective as a means of "locking-in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. Prepayments, which become more likely as mortgage interest rates decline, create a need to reinvest distribution of principal at then-current lower rates. Since comparatively high interest rates cannot be effectively "locked in", Mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable fixed-income government securities of comparable stated maturities. However, Mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates. Mortgage-backed securities utilizing ARMs may fluctuate less in value and suffer fewer prepayments than Mortgage-backed securities utilizing fixed rate mortgages.

ARMS. ARMs are Mortgage-backed securities representing interests in adjustable rather than fixed interest rate mortgages. The Fund invests in ARMs issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), and by non-government and private entities and are actively traded. The underlying mortgages which collateralize ARMs issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMs issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

CMOS. CMOs are debt obligations collateralized by mortgage loans or Mortgage-backed securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but may be collateralized by whole loans or private mortgage-backed securities.


The Fund will only invest in CMOs which are rated AAA by a Rating Agency, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. Government Securities; (c) securities in which the proceeds of the issuance are invested in mortgage securities and the payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government; or (d) collateralized by pools of mortgages or Mortgage-backed securities not guaranteed by the U.S. government or any government agency.

ASSET-BACKED SECURITIES. Asset-backed securities are obligations of trusts or special purpose corporations that directly or indirectly represent a participation in, or are secured by and payable from various types of assets. At the present time, automobile and credit card receivables are among the most common collateral supporting asset-backed securities. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. As with Mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques.

Asset-backed securities present certain risks that are not presented by Mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the services of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a recorded security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the Adviser considers any rating given to such securities, the financial strength of the provider of credit support, the type and extent of credit enhancement provided, as well as the documentation and structure of the issue itself and the credit support.

OPTIONS AND FUTURES. The Fund may purchase and sell financial futures contracts and purchase and sell options on financial futures contracts and on its portfolio securities.

OBLIGATIONS OF FOREIGN ISSUERS. The Fund may invest in debt obligations of foreign issuers including foreign governments, foreign governmental agencies, or supranational institutions. In addition, the Fund may invest in high quality debt securities issued by corporations subject to the credit limitations listed above.




     FOREIGN GOVERNMENT SECURITIES. The foreign government securities in which the Fund may invest generally consist of obligations supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     Foreign government securities also include debt securities of "quasi-governmental agencies". Debt securities of quasi-governmental agencies are either debt securities issued by entities which are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial government instrumentalities, including quasi-governmental agencies.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker-dealers, and other financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price including interest. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. Repurchase agreements will be collateralized by securities having a value equal at all times to at least 100% of the amount of the securities subject to the repurchase agreement.

RESTRICTED AND ILLIQUID SECURITIES. The Fund intends to invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in the aggregate. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses, and therefore, any investment by the Fund in shares of another investment Company would be subject to certain duplicate expenses, particularly transfer agent and custodian fees. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.



LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, to broker-dealers, banks, or other institutional borrowers of securities. The Fund will limit the amount of portfolio securities it may lend to not more than 50% of the value of its total assets at any time. The Fund will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees, and will receive collateral equal to at least 100% of the value of the securities loaned at all times. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


AVERAGE PORTFOLIO MATURITY. Although the Fund will not maintain a stable net asset value, the Adviser will seek to limit, to the extent consistent with the Fund's investment objective of current income, the magnitude of fluctuations in the Fund's net asset value by limiting the dollar-weighted average maturity of the Fund's portfolio to 15 years or less. Securities with shorter maturities generally have less price movement than securities of comparable quality with longer maturities. In periods of anticipated rising interest rates, a greater portion of the Fund's assets may be invested in shorter term and variable rate securities, the value of which are believed to be less sensitive to interest rate changes.

TEMPORARY INVESTMENTS. From time to time for defensive purposes, the Fund may invest temporarily in the securities described under "Acceptable Investments" having short-term maturities.


FOREIGN SECURITIES RISKS. Investments in foreign securities, particularly those of non-governmental issuers, may involve additional risks not ordinarily associated with investments in domestic issuers. Specifically, such securities may be affected by the strength of foreign currencies relative to the U.S. Dollar, possible expropriation or nationalization, or by political, social, diplomatic or economic developments and the difficulties of assessing economic trends in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. Financial information may be unavailable or less detailed, and interpretation of financial information prepared under foreign accounting standards may be more difficult than is the case of domestic issuers. Foreign securities and securities markets may be less liquid or more volatile than U.S. securities markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Foreign securities may be subject to foreign taxes or tax withholding, which may reduce yield, and may be less marketable than comparable U.S. securities. Transaction costs in foreign securities may be higher. The Adviser will consider these and other factors before investing in foreign securities and will not make such investments unless, in its opinion, such investments will meet the Fund's standards and objectives.



PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Adviser does not anticipate that the Fund's annual portfolio turnover rate will exceed 200% under normal market conditions. A high portfolio turnover rate may lead to increased costs and may also result in higher taxes paid by the Fund's shareholders.

CERTAIN BORROWING AND INVESTMENT LIMITATIONS

The Fund will not:



     - borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to 33 1/3% of the value of its total assets and secure such borrowings with up to 15% of the value of those assets at the time of borrowing; or

     - with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities or acquire more than 10% of the outstanding voting securities of any one issuer).


The above investment limitations cannot be changed without shareholder approval. See "Investment Objective and Policies" in the Statement of Additional Information.


PEACHTREE FUNDS INFORMATION
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MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees (the "Board" or "Trustees"). The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board handles various of the Board's delegable responsibilities between meetings of the Board.


INVESTMENT ADVISER. Investment decisions for the Fund are made by the Bank, as the Adviser, subject to direction by the Board. The Adviser conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund's assets.


ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by certain other mutual funds, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser has undertaken to reimburse the Fund, up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.



ADVISER'S BACKGROUND. The Adviser, a commercial bank chartered under the laws of the State of Georgia and headquartered in Atlanta, Georgia, is a wholly-owned subsidiary of Bank South Corporation, a Georgia corporation which is a registered bank holding company. The Adviser serves consumers through its network of banking offices with a full range of deposit and lending products, as well as investment services. The principal offices of the Adviser are located at 3350 Cumberland Circle, Atlanta, GA 30339.



The Investment Adviser to the Peachtree Funds is Bank South, a Georgia commercial bank, 3350 Cumberland Circle, Atlanta, Georgia 30339 (the "Adviser"). On September 5, 1995, the Adviser's parent corporation, Bank South Corporation, entered into a definitive agreement pursuant to which the Adviser will be acquired by NationsBank Corporation, one of the nation's largest banking and financial services holding companies. The proposed change of control of the Adviser will legally constitute an assignment of the advisory contract between the Funds and the Adviser, which is subject to the prior approval of the Funds' Board of Directors and shareholders. Following the merger of Bank South Corporation and NationsBank Corporation, it is presently contemplated that the Adviser will be merged with NationsBank of Georgia, N.A. and that, subject to the further approval of the Funds' Board of Directors and shareholders, the Peachtree Funds will be merged with similar portfolios of the Nations Fund, which currently is advised by NationsBank, N.A. Recently, NationsBank announced the formation of NationsBanc Advisors, Inc. that will become the advisor to Nations Fund, and the formation of TradeStreet Investment Associates, Inc. that will become the investment subadviser for Nations Fund.



The Adviser has managed discretionary assets for its customers since 1931. As of September 30, 1995, the Adviser managed in excess of $1.3 billion of discretionary assets. The Bank has served as an investment adviser to mutual funds since January, 1994.




As part of its regular banking operations, the Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Bank. The lending relationship will not be a factor in the selection of securities.


PORTFOLIO MANAGER. Mr. Jan A. Koenig assumed responsibility for the day-to-day management of the Fund portfolios in September, 1995. He joined the Adviser in July of 1995 as a Senior Portfolio Adviser and head of the Investment Management Division of the Wealth Management Group.


Mr. Koenig served as a Senior Portfolio Manager/Manager of the Investment Services Group at Texas Commerce Investment Management Company in Houston, Texas from 1987 to 1995.

DISTRIBUTION OF SHARES

Federated Securities Corp. (the "Distributor") is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. The Distributor is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Under a distribution plan (the "Plan") adopted in accordance with Securities and Exchange Commission ("SEC") Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund will pay an amount computed at an annual rate of up to 0.75% of the average daily net asset value of the shares to finance any activity which is principally intended to result in the sale of shares subject to the Plan. Certain trust clients of the Bank, including ERISA plans, will not be affected by the Plan because the Plan will not be activated unless and until a second, "Trust" class of shares of the Fund (which would not have a Rule 12b-1 plan) is created and such trust clients' investments in the Fund are converted to such Trust class.

The Distributor may select other financial institutions (such as broker-dealers or banks) to provide sales support services as agents for their clients or customers who beneficially own shares. These financial institutions (including the Bank) will receive fees from the Distributor based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Distributor.

The Fund's Plan is a compensation type plan. As such, the Fund pays the Distributor the fee described above as opposed to reimbursing the Distributor for actual expenses incurred. Therefore, the Fund does not pay for amounts expended by the Distributor in excess of amounts received by it from the Fund, which may include interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.


State securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to certain states' securities laws.


ADMINISTRATIVE ARRANGEMENTS. The Distributor may also pay administrators a fee based upon the average net asset value of shares of their customers invested in the Trust for providing administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Trust.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides certain administrative personnel and services necessary to operate the Fund. Such services include certain legal and accounting services. Federated Administrative Services provides these at the annual rates specified below:


       MAXIMUM                   AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE              NET ASSETS OF THE TRUST
---------------------        ---------------------------------
     .150 of 1%                 on the first $250 million
     .125 of 1%                 on the next $250 million
     .100 of 1%                 on the next $250 million
     .075 of 1%             on assets in excess of $750 million





The administrative fee received during any fiscal year shall be at least $100,000 per Fund. Federated Administrative Services may voluntarily choose to waive a portion of its fee.


SHAREHOLDER SERVICES PLAN. The Fund has adopted a Shareholder Services Plan (the "Services Plan") with respect to the shares. Under the Services Plan, financial institutions will enter into shareholder service agreements with the Fund to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of the shares. In return for providing these support services, a financial institution may receive payments from the Fund at a rate not exceeding 0.25% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests. Certain trust clients of the Bank, including ERISA plans, will not be affected by the Services Plan because the Services Plan will not be activated unless and until a second, "Trust" class of shares of the Fund (which would not have a Services Plan) is created and such trust clients' investments in the Fund are converted to such Trust class.



CUSTODIAN. The Bank of New York, New York, New York is custodian for the securities and cash of the Fund.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO ACCOUNTING SERVICES.
 Federated Services Company, Boston, MA, a subsidiary of Federated Investors, is transfer agent (the "Transfer Agent") for the shares of, and dividend disbursing agent for, the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.



INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.



NET ASSET VALUE

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The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND
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SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares of the Fund may be purchased through the Bank. In connection with the sale of shares of the Fund, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.



BY TELEPHONE. To place an order to purchase Fund shares, call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969. Texas residents must purchase shares of the Fund through Bank South Securities Corporation at 1-404-989-6181 or 1-800-621-8967. Your purchase order will be taken directly over the telephone. The order must be placed by 4:00 p.m. (Eastern time) for shares to be purchased at that day's price.


BY MAIL. Provide a letter of instruction to the Fund indicating your purchase order, including the dollar amount of your order, your account title and/or name, your account number, and a check made payable to the Fund.

PAYMENT BY CHECK. Mail to Peachtree Bond Fund, c/o the Peachtree Funds Service Center, MC 684, P.O. Box 4387, Atlanta, Georgia 30302.

PAYMENT BY WIRE. To purchase shares by Federal Wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which the Fund, the Bank and the Federal Reserve Banks are open for business.



MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund by an investor is $1,000 ($500 for IRAs). Subsequent investments must be in amounts of at least $100. The Fund may choose to waive its minimum investment requirements from time to time and for accounts which select the Systematic Investment Program.

SYSTEMATIC INVESTMENT PROGRAM


Once an account has been opened, shareholders may add to their investment on a regular basis in minimum amounts of $100, unless waived. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking or other transaction deposit account and invested in Fund shares at the net asset value next determined after an order is received by the Bank, plus an applicable sales load. A shareholder may apply for participation in this program through the Bank.


WHAT SHARES COST

Shares of the Fund are sold at their net asset value next determined after an order is received plus a sales load as follows:


                                                SALES CHARGE AS A        SALES CHARGE AS A
                                                  PERCENTAGE OF          PERCENTAGE OF NET
            AMOUNT OF TRANSACTION             PUBLIC OFFERING PRICE       AMOUNT INVESTED
    --------------------------------------   -----------------------     ------------------
    Less than $100,000                                 2.50%                   2.56%
    $100,000 but less than $250,000                    2.00%                   2.04%
    $250,000 but less than $500,000                    1.50%                   1.52%
    $500,000 but less than $750,000                    1.00%                   1.01%
    $750,000 but less than $1,000,000                  0.50%                   0.50%
    $1,000,000 or more                                 0.00%                   0.00%





The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which changes (if any) in the value of the Fund's portfolio securities do not materially affect its net asset value; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

PURCHASES AT NET ASSET VALUE. Shares of the Fund may be purchased at net asset value, without a sales load, by certain trust customers of the Bank and current and retired directors, advisory committee members and employees of the Bank and its affiliates and their spouses and children under 21. In addition, no sales load is imposed for Fund shares purchased through Bank South Investment Services, Inc.'s wrap fee program. Shareholders who wish to obtain more information about the wrap fee program may contact Bank South Investment Services, Inc. Investors who purchase shares through the wrap fee program may be charged an additional fee by Bank South Investment Services, Inc.

SALES LOAD REALLOWANCE. The Bank and any authorized dealer or bank will normally receive up to 85% of the applicable sales load as a transaction fee from its customers and for sales and/or administrative services performed on behalf of its customers in connection with the initiation of customer accounts and purchases of Fund shares. Any portion of the sales load which is not paid to the Bank or a dealer will be retained by the Distributor. However, the Distributor will, periodically, uniformly offer to pay additional amounts in the form of cash or promotional incentives consisting of trips to sales seminars at luxury resorts, tickets or other items, to all dealers selling shares of the Fund. Such payments, all or a portion of which may be paid from the sales load the Distributor normally retains or any other source available to it, will be predicated upon the amount of shares of the Fund that are sold by the dealer.


REDUCING OR ELIMINATING THE SALES LOAD



The sales load can be reduced or eliminated on the purchase of shares of the Fund through:


     - quantity discounts and accumulated purchases;

     - signing a 13-month letter of intent;

     - using the reinvestment privilege; or

     - concurrent purchases.


QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES.  As shown in the table on the previous page, larger purchases may reduce or eliminate the sales load paid. The Fund will combine purchases of shares made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales load.


If an additional purchase of shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $90,000 and purchases $10,000 more at the current public offering price, the sales load on the additional purchase according to the schedule now in effect would be 2.00%, not 2.50%.


To receive the sales load reduction or elimination, the Bank must be notified by the shareholder in writing at the time the purchase is made that shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales load after it confirms the purchases.




LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the Fund over the next 13 months, the sales load may be reduced or eliminated by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 2.50% of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.




The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales load.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. The Bank must be notified by the shareholder in writing or by the shareholder's financial institution of the reinvestment in order to eliminate a sales load. If the shareholder redeems his shares in the Fund, there may be tax consequences.


CONCURRENT PURCHASES. For purposes of qualifying for a sales load reduction or elimination, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Trust, the purchase price of which includes a sales load. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Trust with a sales load and $70,000 in this Fund, the sales load would be reduced.



To receive a sales load reduction or elimination, the Distributor must be notified by the shareholder in writing or by the Bank at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales load after it confirms the purchases. See "What Shares Cost" and "Addresses".


CERTIFICATES AND CONFIRMATIONS

The Transfer Agent for the Fund maintains a share account for each shareholder of record. Share certificates are not issued unless requested in writing from the Fund or the Transfer Agent.

Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends are sent to each shareholder.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly to all shareholders invested in the Fund on the record date.


Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be reinvested in additional shares on payment dates at the ex-dividend date's net asset value without a sales load, unless a shareholder makes a written request for cash payments to the Fund or the Bank.



PURCHASING SHARES OF THE FUND WITH SECURITIES



The Fund in its sole discretion, may sell Fund shares to investors that desire to purchase Fund shares with certain securities or a combination of certain securities and cash. The Fund reserves the right to determine the acceptability of securities used to effect such purchases. On the day securities are accepted by the Fund, they are valued based upon independent bid and in the same manner as the Fund values its assets. Investors wishing to use securities to purchase Fund shares should first contact the Bank. Any such transfer of securities is treated as a sale of the securities and will result in the recognition of any gain or loss for federal income tax purposes by the seller of such securities, except to the extent the seller is an ERISA plan or similar entity not subject to tax.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

PEACHTREE FUNDS

All shareholders of the Fund are shareholders of Peachtree Funds. Peachtree Funds currently include the Fund, Peachtree Equity Fund, Peachtree Georgia Tax-Free Income Fund, Peachtree Prime Money Market Fund, and Peachtree Government Money Market Fund. Shareholders have easy access to each of the portfolios of Peachtree Funds through a telephone exchange program. All Peachtree Funds are advised by the Bank and distributed by the Distributor.

Shareholders may exchange shares of the Fund for shares of the other Peachtree Funds. In addition, shares of the Fund may also be exchanged for certain other funds designated by the Bank which are distributed by the Distributor, but are not advised by the Bank ("Federated Funds"). For further information on the availability of Federated Funds for exchanges, please call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969. Shares of funds with a sales load may be exchanged at net asset value for shares of other funds with an equal sales load or no sales load. Shares of funds with a sales load may be exchanged for shares of funds with a higher sales load at net asset value, plus the additional sales load. Shares of funds with no sales load, acquired by direct purchase, may be exchanged for shares of funds with a sales load at net asset value, plus the applicable sales load.

When an exchange is made from a fund with a sales load to a fund with no sales load, the shares exchanged and additional shares which have been purchased by reinvesting dividends or capital gains on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales load would be at net asset value.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected.

The exchange privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value for the applicable fund. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized.

The Fund reserves the right to terminate the exchange privilege at any time on 60 days' notice. Shareholders will be notified if this privilege is terminated. A shareholder may obtain further information on the exchange privilege by calling the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969.

BY TELEPHONE. Instructions for exchanges between funds which are part of the Trust may be given by telephone to the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969 or to the Distributor. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the Fund's Transfer Agent by the Bank and deposited to the shareholder's mutual fund account before being exchanged. See "Addresses".

An authorization form permitting the Fund to accept telephone exchanges must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information regarding this service are available from the Bank. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received before 4:00 p.m. (Eastern time) for shares to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders may have difficulty in making exchanges by telephone through the Bank during times of drastic economic or market changes. If a shareholder cannot contact the Bank by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Peachtree Funds, 3350 Cumberland Circle, 10th Floor, Atlanta, Georgia 30339.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Fund redeems shares at their net asset value next determined after the Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through the Bank or directly to the Fund.

BY TELEPHONE. A shareholder may redeem shares of the Fund by contacting his account officer or by calling the Peachtree Funds Service Center to request the redemption. (Call 1-404-989-6200 or 1-800-621-8969.) Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the Bank. Redemption requests to the Bank must be received before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value, and the Bank will promptly submit such redemption requests and provide written redemption instructions to the Fund. If, at any time, the Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.


An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service are available from the Bank. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

A shareholder may have the redemption proceeds directly deposited by electronic funds transfer or wired directly to a domestic commercial bank previously designated by the shareholder. Wire redemption orders will only be accepted on days on which the Fund, the Bank and the Federal Reserve Wire System are open for business. Wire-transferred redemptions may be subject to an additional fee.

In the event of extraordinary economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, it is recommended that a redemption request be made in writing and be hand delivered or sent by overnight mail to your account officer at the Bank.

BY MAIL. Shareholders may redeem shares by sending a written request to the Bank. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to the Bank. Shareholders should call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969 for assistance in redeeming shares by mail.


SIGNATURES.  Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:



     - a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;


     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;


     - a savings bank or savings and loan association whose deposits are insured by the SAIF, which is administered by the FDIC; or


     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934, as amended.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its Transfer Agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT.  Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven calendar days, after receipt of a proper written redemption request, provided that the Transfer Agent has received payment for shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to Fund shares, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through the Bank.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum of $1,000.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Fund entitles shareholders to one vote in Trustee elections and other matters submitted to shareholders of the Trust for vote. All shares of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular Fund, only shareholders of that Fund are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of November 3, 1995, Bank South, Atlanta, Georgia, acting in various capacities for numerous accounts, owned approximately 9,404,352 shares (96.76%) of the Peachtree Bond Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Any Trustee may be removed by the Board of Trustees or by the shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

MASSACHUSETTS PARTNERSHIP LAW


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to indemnify, protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of the Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------


Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company or from acting as agent for their customers in purchasing securities. The Adviser is subject to such banking laws and regulations.


The Bank believes, based on the advice of its counsel, that it may perform the services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent the Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by the Bank. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to the Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund expects to pay no federal income tax because it intends to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund may advertise its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a 30-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



PEACHTREE BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------



 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------         ----------------------------------------------------------------   ------------
LONG-TERM INVESTMENTS--97.0%
------------------------------------------------------------------------------------
CORPORATE BONDS--56.8%
------------------------------------------------------------------------------------
                    AEROSPACE & DEFENSE--4.4%
                    ----------------------------------------------------------------
$ 1,000,000         Boeing Co., 6.35%, 6/15/2003                                       $    988,340
                    ----------------------------------------------------------------
  1,000,000         Rockwell International Corp., 6.625%, 6/1/2005                        1,002,190
                    ----------------------------------------------------------------
  1,000,000         Rockwell International Corp., 6.750%, 9/15/2002                       1,014,060
                    ----------------------------------------------------------------
  1,000,000         Rockwell International Corp., 8.375%, 2/15/2001                       1,089,230
                    ----------------------------------------------------------------   ------------
                    Total                                                                 4,093,820
                    ----------------------------------------------------------------   ------------
                    BANKING--11.4%
                    ----------------------------------------------------------------
  2,000,000         Bank of New York Medium Term Notes, 7.00%, 8/15/2005                  2,032,700
                    ----------------------------------------------------------------
  3,000,000         Chase Manhattan Corp., 8.00%, 5/1/2005                                3,082,860
                    ----------------------------------------------------------------
  1,000,000         Fleet Norstar Financial Group, 7.25%, 9/1/1999                        1,024,940


                    ----------------------------------------------------------------
  1,000,000         Norwest Corp., 6.50%, 6/1/2005                                          981,530
                    ----------------------------------------------------------------
  1,000,000         Norwest Corp., 7.125%, 4/1/2000                                       1,026,550
                    ----------------------------------------------------------------
  2,000,000         Norwest Corp., 7.68%, 5/10/2002                                       2,060,860
                    ----------------------------------------------------------------
    500,000         SunTrust Banks Inc., 8.875%, 2/1/1998                                   527,100
                    ----------------------------------------------------------------   ------------
                    Total                                                                10,736,540
                    ----------------------------------------------------------------   ------------
                    BEVERAGE--4.0%
                    ----------------------------------------------------------------
  3,500,000         Coca Cola Enterprises, Inc., 7.875%, 2/1/2002                         3,745,385
                    ----------------------------------------------------------------   ------------
                    ELECTRONIC TECHNOLOGY--1.1%
                    ----------------------------------------------------------------
  1,000,000         Motorola, Inc., 6.50%, 3/1/2008                                         988,000
                    ----------------------------------------------------------------   ------------
                    ENERGY--0.6%
                    ----------------------------------------------------------------
    500,000         BP America, Inc., 9.375%, 11/1/2000                                     564,805
                    ----------------------------------------------------------------   ------------
                    FINANCE--12.5%
                    ----------------------------------------------------------------
  1,000,000         Exxon Capital Corp., 7.875%, 8/15/1997                                1,030,920
                    ----------------------------------------------------------------
    450,000         Ford Motor Credit Co., 6.98%, 6/28/2010                                 441,725
                    ----------------------------------------------------------------


  1,500,000         Ford Motor Credit Co., 7.75%, 10/1/1999                               1,568,220
                    ----------------------------------------------------------------






PEACHTREE BOND FUND
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------         ----------------------------------------------------------------   ------------
LONG-TERM INVESTMENTS--CONTINUED
------------------------------------------------------------------------------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------
                    FINANCE--CONTINUED
                    ----------------------------------------------------------------
$   500,000         General Electric Capital Corp., 8.75%, 1/26/1996                   $    514,555
                    ----------------------------------------------------------------
    500,000         Heller Financial, Inc., 7.00%, 5/15/2002                                507,915
                    ----------------------------------------------------------------
  3,000,000         Household Finance Corp., 7.65%, 5/15/2007                             3,176,250
                    ----------------------------------------------------------------
  3,000,000         Nationwide Life Insurance Co., 6.50%, 2/15/2004*                      2,903,460
                    ----------------------------------------------------------------
    500,000         Norwest Financial Inc., 8.37%, 1/15/2000                                525,755
                    ----------------------------------------------------------------
  1,000,000         Potomac Capital Medium Term Notes, 8.65%, 10/3/1998                   1,055,870
                    ----------------------------------------------------------------   ------------
                    Total                                                                11,724,670
                    ----------------------------------------------------------------   ------------
                    FOOD & BEVERAGE--1.1%
                    ----------------------------------------------------------------
  1,000,000         Heinz H.J. Co., 6.75%, 10/15/1999                                     1,014,320


                    ----------------------------------------------------------------   ------------
                    HEALTHCARE--1.1%
                    ----------------------------------------------------------------
  1,000,000         Lilly (Eli) & Co., 6.75%, 11/15/1999                                  1,014,400
                    ----------------------------------------------------------------   ------------
                    INDUSTRIAL SERVICES--6.5%
                    ----------------------------------------------------------------
  4,000,000         Raytheon Co., 6.50%, 7/15/2005                                        3,957,440
                    ----------------------------------------------------------------
  2,000,000         Smithkline Beecham Corp., 7.50%, 5/1/2002                             2,104,780
                    ----------------------------------------------------------------   ------------
                    Total                                                                 6,062,220
                    ----------------------------------------------------------------   ------------
                    PHARMACEUTICALS--2.7%
                    ----------------------------------------------------------------
  2,500,000         Abbott Labs, 6.80%, 5/15/2005                                         2,549,925
                    ----------------------------------------------------------------   ------------
                    PROCESS INDUSTRIES--1.1%
                    ----------------------------------------------------------------
  1,000,000         International Business Machines, 6.375%, 6/15/2000                      999,350
                    ----------------------------------------------------------------   ------------
                    RETAIL TRADE--2.9%
                    ----------------------------------------------------------------
  1,500,000         Wal-Mart Stores, Inc., 7.50%, 5/15/2004                               1,588,770
                    ----------------------------------------------------------------
    500,000         Wal-Mart Stores, Inc., 8.625%, 4/1/2001                                 550,625
                    ----------------------------------------------------------------
    500,000         Wal-Mart Stores, Inc., 9.10%, 7/15/2000                                 555,360
                    ----------------------------------------------------------------   ------------


                    Total                                                                 2,694,755
                    ----------------------------------------------------------------   ------------





PEACHTREE BOND FUND
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------         ----------------------------------------------------------------   ------------
LONG-TERM INVESTMENTS--CONTINUED
------------------------------------------------------------------------------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------
                    SECURITIES--6.4%
                    ----------------------------------------------------------------
$ 2,000,000         Lehman Brothers Holdings, Inc., 8.875%, 11/1/1998                  $  2,114,080
                    ----------------------------------------------------------------
  1,000,000         Merrill Lynch & Co., Inc., 6.25%, 10/15/2008                            931,370
                    ----------------------------------------------------------------
  3,000,000         Merrill Lynch & Co., Inc., 7.00%, 4/27/2008                           2,983,830
                    ----------------------------------------------------------------   ------------
                    Total                                                                 6,029,280
                    ----------------------------------------------------------------   ------------
                    TELECOMMUNICATIONS--1.0%
                    ----------------------------------------------------------------
  1,000,000         BellSouth Telecommunications, 5.875%, 1/15/2009                         923,110
                    ----------------------------------------------------------------   ------------
                    TOTAL CORPORATE BONDS (IDENTIFIED COST $53,028,405)                  53,140,580
                    ----------------------------------------------------------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--29.9%
------------------------------------------------------------------------------------
                    FEDERAL FARM CREDIT BANK--1.6%


                    ----------------------------------------------------------------
  1,000,000         5.95%, 9/16/1996                                                        995,500
                    ----------------------------------------------------------------
    500,000         8.25%, 5/1/2007                                                         511,100
                    ----------------------------------------------------------------   ------------
                    Total                                                                 1,506,600
                    ----------------------------------------------------------------   ------------
                    FEDERAL HOME LOAN BANK--3.8%
                    ----------------------------------------------------------------
  1,000,000         5.98%, 7/3/1996                                                       1,000,680
                    ----------------------------------------------------------------
  1,000,000         7.20%, 4/29/2004                                                      1,003,950
                    ----------------------------------------------------------------
  1,500,000         7.34%, 4/4/2005                                                       1,590,420
                    ----------------------------------------------------------------   ------------
                    Total                                                                 3,595,050
                    ----------------------------------------------------------------   ------------
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--13.4%
                    ----------------------------------------------------------------
  1,000,000         6.19%, 1/21/2004                                                        961,300
                    ----------------------------------------------------------------
  3,000,000         6.615%, 3/3/2004                                                      2,938,350
                    ----------------------------------------------------------------
  3,500,000         7.65%, 5/10/2005                                                      3,611,405
                    ----------------------------------------------------------------
  2,000,000         7.09%, 6/1/2005                                                       2,007,440
                    ----------------------------------------------------------------
  3,000,000         7.37%, 6/16/2005                                                      3,011,760
                    ----------------------------------------------------------------   ------------


                    Total                                                                12,530,255
                    ----------------------------------------------------------------   ------------





PEACHTREE BOND FUND
--------------------------------------------------------------------------------




 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------         ----------------------------------------------------------------   ------------
LONG-TERM INVESTMENTS--CONTINUED
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--CONTINUED
------------------------------------------------------------------------------------
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--8.6%
                    ----------------------------------------------------------------
$   500,000         6.27%, 4/1/1999                                                    $    496,765
                    ----------------------------------------------------------------
  1,000,000         9.05%, 4/10/2000                                                      1,111,610
                    ----------------------------------------------------------------
  1,000,000         7.30%, 10/28/2002                                                     1,011,600
                    ----------------------------------------------------------------
  1,000,000         6.40%, 1/13/2004                                                        970,260
                    ----------------------------------------------------------------
  2,000,000         6.14%, 1/21/2004                                                      1,918,740
                    ----------------------------------------------------------------
  2,500,000         7.27%, 8/24/2005                                                      2,553,125
                    ----------------------------------------------------------------   ------------
                    Total                                                                 8,062,100
                    ----------------------------------------------------------------   ------------
                    STUDENT LOAN MARKETING ASSOCIATION--0.8%
                    ----------------------------------------------------------------
    700,000         5.55%, 3/7/2001                                                         701,974


                    ----------------------------------------------------------------   ------------
                    TENNESSEE VALLEY AUTHORITY--1.7%
                    ----------------------------------------------------------------
  1,000,000         7.318%, 5/31/1999                                                     1,009,770
                    ----------------------------------------------------------------
    500,000         8.375%, 10/1/1999                                                       538,965
                    ----------------------------------------------------------------   ------------
                    Total                                                                 1,548,735
                    ----------------------------------------------------------------   ------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                    (IDENTIFIED COST $27,955,091)                                        27,944,714
                    ----------------------------------------------------------------   ------------
U.S. TREASURY OBLIGATIONS--10.3%
------------------------------------------------------------------------------------
                    U.S. TREASURY NOTES--10.3%
                    ----------------------------------------------------------------
  2,000,000         7.875%, 4/15/1998                                                     2,092,420
                    ----------------------------------------------------------------
  3,000,000         8.00%, 8/15/1999                                                      3,206,640
                    ----------------------------------------------------------------
  1,000,000         8.50%, 2/15/2000                                                      1,094,420
                    ----------------------------------------------------------------
  3,000,000         9.00%, 5/15/1998                                                      3,223,440
                    ----------------------------------------------------------------   ------------
                    TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $10,155,158)         9,616,920
                    ----------------------------------------------------------------   ------------
                    TOTAL LONG-TERM INVESTMENTS (IDENTIFIED COST $91,138,654)            90,702,214
                    ----------------------------------------------------------------   ------------






PEACHTREE BOND FUND
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------         ----------------------------------------------------------------   ------------
SHORT-TERM INVESTMENTS--1.0%
------------------------------------------------------------------------------------
CASH EQUIVALENT--1.0%
------------------------------------------------------------------------------------
$   929,852         Bank of New York Cash Reserves, 5.00% (at amortized cost)          $    929,852
                    ----------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS (IDENTIFIED COST $92,068,506)(A)                 $ 91,632,066
                    ----------------------------------------------------------------   ------------




(a) The cost of investments for federal tax purposes amounts to $92,068,506. The unrealized depreciation of investments on a federal tax basis amounts to $436,440 which is comprised of $985,617 appreciation and $1,422,057 depreciation at September 30, 1995.


  * Restricted securities are investments in securities not registered under the Securities Act of 1933. At the end of the period, this security amounted to 3.1% of net assets.


Note: The categories of investments are shown as a percentage of net assets
      ($93,524,323) at September 30, 1995.

(See Notes which are an integral part of the Financial Statements)


PEACHTREE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------




ASSETS:
------------------------------------------------------------------------------
Investments in securities, at value (identified and tax cost $92,068,506)           $91,632,066
------------------------------------------------------------------------------
Income receivable                                                                     1,905,888
------------------------------------------------------------------------------
Receivable for shares sold                                                              135,232
------------------------------------------------------------------------------
Deferred expenses                                                                        22,367
------------------------------------------------------------------------------      -----------
     Total assets                                                                    93,695,553
------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------
Income distribution payable                                           $133,676
-----------------------------------------------------------------
Payable to Portfolio Accountant                                         10,354
-----------------------------------------------------------------
Accrued expenses                                                        27,200
-----------------------------------------------------------------     --------
     Total liabilities                                                                  171,230
------------------------------------------------------------------------------      -----------
NET ASSETS for 9,729,563 shares outstanding                                         $93,524,323
------------------------------------------------------------------------------      -----------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Paid in capital                                                                     $96,352,618


------------------------------------------------------------------------------
Net unrealized depreciation of investments                                             (436,440)
------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (2,391,855)
------------------------------------------------------------------------------      -----------
     Total Net Assets                                                               $93,524,323
------------------------------------------------------------------------------      -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share ($93,524,323 / 9,729,563 shares outstanding)              $      9.61
------------------------------------------------------------------------------      -----------
Offering Price Per Share (100/97.50 of $9.61)*                                      $      9.86
------------------------------------------------------------------------------      -----------
Redemption Proceeds Per Share                                                       $      9.61
------------------------------------------------------------------------------      -----------





*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


PEACHTREE BOND FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1995
--------------------------------------------------------------------------------




INVESTMENT INCOME:
----------------------------------------------------------------------------------
Interest                                                                               $6,040,290
----------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------
Investment advisory fee                                                  $ 635,619
----------------------------------------------------------------------
Administrative personnel and services fee                                  120,318
----------------------------------------------------------------------
Custodian fees                                                              25,154
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                    81,357
----------------------------------------------------------------------
Directors'/Trustees' fees                                                    2,028
----------------------------------------------------------------------
Auditing fees                                                               12,120
----------------------------------------------------------------------
Legal fees                                                                   7,276
----------------------------------------------------------------------
Portfolio accounting fees                                                   52,918
----------------------------------------------------------------------
Share registration costs                                                    27,832
----------------------------------------------------------------------
Printing and postage                                                        15,921
----------------------------------------------------------------------
Insurance premiums                                                           6,521


----------------------------------------------------------------------
Miscellaneous                                                                7,615
----------------------------------------------------------------------   ---------
    Total expenses                                                         994,679
----------------------------------------------------------------------
Waivers and reimbursements --
----------------------------------------------------------------------
  Waiver of investment advisory fee                                       (129,744)
----------------------------------------------------------------------   ---------
    Net expenses                                                                          864,935
----------------------------------------------------------------------------------     ----------
         Net investment income                                                          5,175,355
----------------------------------------------------------------------------------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------
Net realized loss on investments                                                       (1,437,698)
----------------------------------------------------------------------------------
Net change in unrealized depreciation of investments                                    3,816,330
----------------------------------------------------------------------------------     ----------
    Net realized and unrealized gain on investments                                     2,378,632
----------------------------------------------------------------------------------     ----------
         Change in net assets resulting from operations                                $7,553,987
----------------------------------------------------------------------------------     ----------





(See Notes which are an integral part of the Financial Statements)


PEACHTREE BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                YEAR ENDED     PERIOD ENDED
                                                               SEPTEMBER 30,   SEPTEMBER 30,
                                                                   1995            1994*
                                                               -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment income                                          $  5,175,355    $  2,781,233
--------------------------------------------------------------
Net realized gain (loss) on investments ($(1,054,686) and $0,
respectively, as computed for federal tax purposes)              (1,437,698)       (954,157)
--------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              3,816,330      (4,252,770)
-------------------------------------------------------------- ------------    ------------
    Change in net assets resulting from operations                7,553,987      (2,425,694)
-------------------------------------------------------------- ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Distributions from net investment income                         (5,175,355)     (2,781,233)
-------------------------------------------------------------- ------------    ------------
SHARE TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of shares                                     26,590,444     100,463,066
--------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of


distributions declared                                            4,346,372       2,745,421
--------------------------------------------------------------
Cost of shares redeemed                                         (21,385,393)    (16,407,292)
-------------------------------------------------------------- ------------    ------------
    Change in net assets resulting from share transactions        9,551,423      86,801,195
-------------------------------------------------------------- ------------    ------------
       Change in net assets                                      11,930,055      81,594,268
--------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                              81,594,268              --
-------------------------------------------------------------- ------------    ------------
End of period                                                  $ 93,524,323    $ 81,594,268
-------------------------------------------------------------- ------------    ------------




*For the period from February 14, 1994 (date of initial public investment) to September 30, 1994.

(See Notes which are an integral part of the Financial Statements)


PEACHTREE BOND FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Peachtree Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios and one non-diversified portfolio. The financial statements included herein are only those of Peachtree Bond Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.


     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the
     "Code").


PEACHTREE BOND FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At September 30, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $1,054,686, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

     Additionally, net capital losses of $(1,337,168) attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.


     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the prices provided by dealers in the secondary market or, if not market prices are available, at the fair value as determined by the Fund's pricing committee.





                                                                    ACQUISITION    ACQUISITION
                            SECURITY                                   DATE           COST
                            --------                                -----------    -----------
Nationwide Life Insurance Co.                                          6/7/95       3,069,807





(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).



PEACHTREE BOND FUND
--------------------------------------------------------------------------------

Transactions in shares were as follows:


                                                         YEAR ENDED           PERIOD ENDED
                                                     SEPTEMBER 30, 1995    SEPTEMBER 30, 1994*
                                                     ------------------    -------------------
--------------------------------------------------
Shares sold                                               2,831,857             10,178,415
--------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                      461,339                288,542
--------------------------------------------------
Shares redeemed                                          (2,298,869)            (1,731,721)
--------------------------------------------------   ---------------       ---------------
  Net change resulting from share transactions              994,327              8,735,236
--------------------------------------------------   ---------------       ---------------




*For the period from February 14,1994 (date of initial public investment) to September 30, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


INVESTMENT ADVISORY FEE--Bank South, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .75 of 1% of the Fund's average daily net assets.


The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of theTrust for the period. FAS may voluntarily choose to waive a portion of its fee.


TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders. Fserv may voluntarily choose to waive a portion of its fee.




PORTFOLIO ACCOUNTING FEES--FServe maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.



ORGANIZATIONAL EXPENSES--Organizational expenses of $44,639 were borne initially by FAS.



The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following January 7, 1994 (date the Fund first became effective). For the year ended September 30, 1995, the Fund paid $5,047 pursuant to this agreement.


GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of the above companies.


PEACHTREE BOND FUND
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the period ended September 30, 1995, were as follows:


-------------------------------------------------------------------------------
PURCHASES                                                                         $78,862,028
-------------------------------------------------------------------------------   ------------
SALES                                                                             $59,780,129
-------------------------------------------------------------------------------   ------------






REPORT OF ERNST & YOUNG LLP,

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
PEACHTREE FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Peachtree Bond Fund (one of the portfolios comprising Peachtree Funds) as of September 30, 1995, and the related statement of operations for the year ended ended and the statement of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Peachtree Bond Fund at September 30 1995, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.


                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania,
November 7, 1995


ADDRESSES
--------------------------------------------------------------------------------




                Peachtree Bond Fund                          Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Bank South                                   3350 Cumberland Circle
                                                             Atlanta, Georgia 30339
------------------------------------------------------------------------------------------------
Custodian
                The Bank of New York                         48 Wall Street
                                                             New York, New York 10286
------------------------------------------------------------------------------------------------
Transfer Agent,
  Dividend Disbursing Agent,
  and Portfolio Accounting Services
                Federated Services Company                   P.O. Box 8600
                                                             Boston, MA 02266-8600
------------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                            One Oxford Centre
                                                             Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------

                                  PEACHTREE BOND FUND

--------------------------------------------------------------------------------
                                  PROSPECTUS

                                  A Diversified Portfolio of
                                  Peachtree Funds, An Open-End Management
                                  Investment Company (a Mutual Fund)

                                  November 30, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779



      3092205A (11/95)


--------------------------------------------------------------------------------

PEACHTREE GEORGIA TAX-FREE INCOME FUND
(A PORTFOLIO OF PEACHTREE FUNDS)
PROSPECTUS

--------------------------------------------------------------------------------

The shares of the Peachtree Georgia Tax-Free Income Fund (the "Fund") offered by this Prospectus represent interests in a non-diversified portfolio of Peachtree Funds (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income exempt from federal income tax and the personal income taxes imposed by the state of Georgia. The Fund invests primarily in securities issued by and on behalf of the State of Georgia and its political subdivisions, authorities and agencies, and securities issued by other states, territories, and possessions of the United States which are exempt from federal income tax and the personal income taxes imposed by the State of Georgia ("Georgia Municipal Securities").

This prospectus contains the information you should read carefully and understand before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated November 30,


1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by contacting the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969.



SHARES OF THE FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, AND ARE NOT ISSUED, ENDORSED OR GUARANTEED BY, BANK SOUTH (THE "BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT ISSUED, INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


THE BANK IS INVESTMENT ADVISER TO THE FUND. THE FUND IS DISTRIBUTED BY FEDERATED SECURITIES CORP., WHICH IS NOT AFFILIATED WITH THE BANK.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                              (SEE INSIDE COVER)



November 30, 1995


The Investment Adviser to the Peachtree Funds is Bank South, a Georgia commercial bank, 3350 Cumberland Circle, Atlanta, Georgia 30339 (the "Adviser"). On September 5, 1995, the Adviser's parent corporation, Bank South Corporation, entered into a definitive agreement pursuant to which the Adviser will be acquired by NationsBank Corporation, one of the nation's largest banking and financial services holding companies. The proposed change of control of the Adviser will legally constitute an assignment of the advisory contract between the Funds and the Adviser, which is subject to the prior approval of the Funds' Board of Directors and shareholders. Following the merger of Bank South Corporation and NationsBank Corporation, it is presently contemplated that the Adviser will be merged with NationsBank of Georgia, N.A. and that, subject to the further approval of the Funds' Board of Directors and shareholders, the Peachtree Funds will be merged with similar portfolios of the Nations Fund, which currently is advised by NationsBank, N.A. Recently, NationsBank announced the formation of NationsBanc Advisors, Inc. that will become the advisor to Nations Fund, and the formation of TradeStreet Investment Associates, Inc. that will become the investment subadviser for Nations Fund.


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------




FINANCIAL HIGHLIGHTS                                                           2

------------------------------------------------------


GENERAL INFORMATION                                                            3

------------------------------------------------------


INVESTMENT INFORMATION                                                         3

------------------------------------------------------


  Investment Objective                                                         3


  Investment Policies                                                          3


  Portfolio Turnover                                                           6


  Georgia Municipal Securities                                                 6


  Investment Risks                                                             7




  Non-Diversification                                                          7


  Certain Borrowing and Investment
    Limitations                                                                7



PEACHTREE FUNDS INFORMATION                                                    8

------------------------------------------------------


  Management of the Trust                                                      8


  Distribution of Shares                                                       9


  Administration of the Trust                                                 10



NET ASSET VALUE                                                               11

------------------------------------------------------




INVESTING IN THE FUND                                                         11

------------------------------------------------------


  Share Purchases                                                             11


  Minimum Investment Required                                                 11


  Systematic Investment Program                                               11


  What Shares Cost                                                            12


  Reducing or Eliminating the Sales Load                                      13


  Certificates and Confirmations                                              14



  Dividends and Distributions                                                 14


  Purchasing Shares of the Fund with
    Securities                                                                14





EXCHANGE PRIVILEGE                                                            14

------------------------------------------------------


  Peachtree Funds                                                             14



REDEEMING SHARES                                                              16

------------------------------------------------------


  Systematic Withdrawal Program                                               17


  Accounts With Low Balances                                                  17



SHAREHOLDER INFORMATION                                                       18

------------------------------------------------------




  Voting Rights                                                               18


  Massachusetts Partnership Law                                               18



EFFECT OF BANKING LAWS                                                        18

------------------------------------------------------


TAX INFORMATION                                                               19

------------------------------------------------------


  Federal Income Tax                                                          19


  State of Georgia Income and Intangibles
    Taxes                                                                     20


  Other State and Local Taxes                                                 20



PERFORMANCE INFORMATION                                                       21



------------------------------------------------------


FINANCIAL STATEMENTS                                                          22

------------------------------------------------------


REPORT OF ERNST & YOUNG LLP,
  INDEPENDENT AUDITORS                                                        33

------------------------------------------------------

ADDRESSES                                                                     34
------------------------------------------------------



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------




                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)...........             2.50%
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering
  price)..............................................................................              None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable).................................................              None
Redemption Fees (as a percentage of amount redeemed, if applicable)...................              None
Exchange Fee..........................................................................              None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1)......................................................             0.00%
12b-1 Fee(2)..........................................................................             0.00%
Total Other Expenses (after waiver and expense reimbursement)(3)......................             0.00%
  Shareholder Services Fees(4)........................................................    0.00%
    Total Fund Operating Expenses(5)..................................................             0.00%






(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.



(2) As of the date of this prospectus, the Fund is not paying or accruing 12b-1 fees. The fund can pay up to 0.75% as a 12b-1 fee to the distributor. Certain trust clients of the Bank or its affiliates, including ERISA plans, will not be affected by the distribution plan because the distribution plan will not be activated unless and until a second, "Trust," class of shares of the Fund (which would not have a Rule 12b-1 plan) is created and such trust clients' investments in the Fund are converted to such Trust class.



(3) Total Other Expenses have been reduced to reflect the voluntary waiver of a portion of the administrative fee and assumption by the adviser. The administrator and adviser can terminate the voluntary waiver and assumption, respectively, at any time at their sole discretion.



(4) As of the date of this prospectus, the Fund is not paying or accruing shareholder services fees. The fund can pay up to 0.25% as a shareholder services fee to certain financial institutions. Certain trust clients of the Bank or its affiliates, including ERISA plans, will not be affected by the shareholder services plan because the shareholder services plan will not be activated unless and until a second, "Trust," class of shares of the Fund (which would not have a services plan) is created and such clients' investments in the Fund are converted to such Trust class.



(5) The Total Fund Operating Expenses would have been 11.60% absent the voluntary waiver of the management fee, a portion of the administrative fee, and the voluntary assumption of other operating expenses by the adviser.



    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "PEACHTREE FUNDS INFORMATION" AND "INVESTING IN THE FUND." Wire-transferred redemptions may be subject to additional fees.





                              EXAMPLE                                1 year    3 years    5 years    10 years
-------------------------------------------------------------------  ------    -------    -------    --------
You would pay the following expenses on a $1,000 investment
  assuming (1) 5% annual return and (2) redemption at the end of
  each time period. The Fund charges no redemption fees............   $ 25       $25        $25        $ 25






THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING SEPTEMBER 30, 1996.



PEACHTREE GEORGIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 33.




                                                                               PERIOD ENDED
                                                                               SEPTEMBER 30,
                                                                                 1995 (A)
                                                                               -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $ 10.00
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------
  Net investment income                                                              0.42
-----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                             0.12
-----------------------------------------------------------------------------   ---------
  Total from investment operations                                                   0.54
-----------------------------------------------------------------------------   ---------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------
  Distributions from net investment income                                          (0.42)
-----------------------------------------------------------------------------   ---------
NET ASSET VALUE, END OF PERIOD                                                    $ 10.12
-----------------------------------------------------------------------------   ---------
TOTAL RETURN (B)                                                                     5.56%
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------
  Expenses                                                                           0.00%*
-----------------------------------------------------------------------------


  Net investment income                                                              4.80%*
-----------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                  11.59%*
-----------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                         $ 3,203
-----------------------------------------------------------------------------
  Portfolio turnover                                                                   58%
-----------------------------------------------------------------------------





* Computed on an annualized basis.

(a) Reflects operations for the period from October 6, 1994 (date of initial public investment) to September 30, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 22, 1993, as amended and restated dated December 20, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This prospectus relates only to the Trust's Peachtree Georgia Tax-Free Income Fund. The Fund is designed as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in Georgia Municipal Securities. A minimum initial investment of $1,000 is required and subsequent investments must be in amounts of at least


$100.

The Fund is not likely to be a suitable investment for non-Georgia taxpayers or retirement plans since Georgia Municipal Securities are not likely to produce competitive after-tax yields for such persons and entities when compared to other investments.

Fund shares are sold at net asset value plus a maximum sales load of 2.50%, and are redeemed at net asset value.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund's investment objective is to provide current income exempt from federal income tax and the personal income taxes imposed by the State of Georgia. The investment objective cannot be changed without the approval of the Fund's shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus.

Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in jurisdictions other than Georgia.

INVESTMENT POLICIES


The Fund pursues its investment objective by investing primarily in Georgia Municipal Securities. As a matter of investment policy, which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its annual interest income is exempt from federal income tax (including alternative minimum tax). Unless indicated otherwise, the other investment policies of the Fund may be changed by the Board of Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. Under normal circumstances, the Fund will invest at least 65% of its total assets in Georgia Municipal Securities, which are obligations issued by and on behalf of the State of Georgia, its political subdivisions, authorities and agencies; debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal income tax and the personal income tax imposed by the State of Georgia. While the Fund intends to invest primarily in securities issued by or on behalf of the State of Georgia, its political subdivisions, authorities and agencies, it will invest in other securities issued by states, territories, and possessions of the United States which are exempt from federal income tax and the personal income taxes imposed by the State of Georgia. The Fund will invest in such securities in instances where, in the judgment of the Fund's investment adviser, the supply and yield of such securities would be beneficial to the Fund's investment performance.



     CHARACTERISTICS. The Georgia Municipal Securities which the Fund buys are investment-grade bonds rated, at the time of purchase, Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A, or BBB by Standard and Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch"), or Duff & Phelps Credit Rating Co. ("Duff & Phelps"). In certain cases, the Fund's investment adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to investment-grade bonds. Bonds rated "BBB" by S&P, Fitch, or Duff & Phelps or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. The prices of fixed income securities fluctuate inversely to the direction of interest rates. Downgrades will be evaluated on a case-by-case basis by the investment adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold when deemed appropriate by its adviser given the costs of such a sale, including potential losses. A description of the rating categories is contained in the Appendix to the Statement of Additional Information. A credit rating is not a recommendation to buy, sell or hold securities and is subject to change and/or withdrawal by the rating agency.

     PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. These participation interests give the Fund a fractional undivided interest in Georgia Municipal Securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.

     VARIABLE RATE MUNICIPAL SECURITIES. Some of the Georgia Municipal Securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or a similar standard, such as the 91-day U.S. Treasury bill rate or established by a remarketing agent as the minimum rate that it judges would be necessary on the securities prior to the next remarketing date, having due regard for the prevailing financial markets in order to sell such securities in a secondary market transaction. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will be selected consistent with the Fund's quality standards. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of the rating agencies and other analytical services.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and some may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a certificate of participation in any of the above.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than


5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in the aggregate . The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses, and therefore, any investment by the Fund in shares of another investment company would be subject to certain duplicate expenses, particularly transfer agent and custodian fees. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

TEMPORARY INVESTMENTS. From time to time, during periods of abnormal market conditions, the Fund may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; securities of other investment companies; and repurchase agreements (generally short-term arrangements in which the Fund may buy securities subject to the seller's agreement to repurchase such securities at a mutually agreed upon time and price such that the Fund earns interest during the term of the agreement).


There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those within the investment-grade categories described under "Acceptable Investments--Characteristics" (if rated) or those which the investment adviser judges to have similar characteristics as such investment-grade securities (if unrated).


Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal income tax or personal income taxes imposed by the State of Georgia.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in the portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Adviser does not anticipate that the Fund's annual portfolio turnover rate will exceed 200% under normal market conditions. A high portfolio turnover rate may lead to increased costs and may also result in higher taxes paid by the Fund's shareholders.

GEORGIA MUNICIPAL SECURITIES

Georgia Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. These are also issued to repay outstanding obligations, to raise funds for general operating expenses, and, under certain circumstances, to make loans for profit and non-profit public and private entities.

The two principal classifications of municipal securities are "general obligations" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and/or taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority.

A significant portion of revenue bonds issued by governmental units constitute "private activity" bonds. Private activity bonds are issued by or on behalf of a governmental unit, generally to finance the acquisition, construction and equipping of facilities to be used, directly or indirectly, by private for-profit and non-profit companies. These private activity bonds are generally secured by a pledge of the revenues to be paid by such private companies under a financing agreement (which usually takes the form of a lease, installment sale or loan agreement) between a private company and a governmental unit, as well as a security interest in the real and personal property acquired or constructed with the proceeds of such bonds. Often the credit securing these types of private activity bonds is enhanced through the issuance of a letter of credit or guarantee by a credit-worthy financial institution. The credit ratings of these so-called "credit enhanced" bond issues are based on the credit worthiness of the financial institution issuing the credit enhancement and not the private user of the facilities financed with the proceeds of such bonds or the governmental unit issuing the bonds, which are not liable for the payment thereof, other than through the assignment of revenues to be received by the private user under the financing agreement.


INVESTMENT RISKS

Yields on Georgia Municipal Securities depend on a variety of factors, including, but not limited to: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations;


and the rating of the issue. Further, any adverse economic conditions or developments affecting the State of Georgia or its municipalities, or companies and financial institutions obligated under private activity bonds, could affect the Fund's portfolio. The Fund's ability to achieve its investment objective also depends on the continuing ability of the obligors of securities held by the Fund to meet their obligations for the payment of interest and principal when due. Investing in Georgia Municipal Securities which meet the Fund's quality standards may not be possible if the State of Georgia and its municipalities do not maintain their current credit ratings. In addition, certain Georgia constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting various Georgia Municipal Securities. A discussion of the current economic risks associated with the purchase of Georgia Municipal Securities is contained in the Statement of Additional Information.

NON-DIVERSIFICATION

The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risks and fluctuation in market value of the Fund's portfolio than investments in a diversified portfolio of securities. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater effect on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. However, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

CERTAIN BORROWING AND INVESTMENT LIMITATIONS

The Fund will not:

     - borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to 33 1/3% of the value of its total assets and secure such borrowings with up to 15% of the value of those assets at the time of borrowing.

The above limitation cannot be changed without shareholder approval. The following limitation however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

     - invest more than 5% of its total assets in industrial development bonds where the payment of principal and interest is the responsibility of companies (including guarantors where applicable) with less than three years of continuous operations, including the operation of any predecessor.


See "Investment Objective and Policies" in the Statement of Additional


Information.



PEACHTREE FUNDS INFORMATION
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MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees (the "Board" or "Trustees"). The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board handles various of the Board's delegable responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by the Bank, as the Fund's investment adviser (the "Adviser"), subject to direction by the Board. The Adviser conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund's assets.

ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by certain other mutual funds, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser has undertaken to reimburse the Fund, up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


ADVISER'S BACKGROUND. The Adviser, a commercial bank chartered under the laws of the State of Georgia and headquartered in Atlanta, Georgia, is a wholly-owned subsidiary of Bank South Corporation, a Georgia corporation which is a registered bank holding company. The Adviser serves customers through its network of banking offices with a full range of deposit and lending products, as well as investment services. The principal offices of the Adviser are located at 3350 Cumberland Circle, Atlanta, GA 30339.



The Investment Adviser to the Peachtree Funds is Bank South, a Georgia commercial bank, 3350 Cumberland Circle, Atlanta, Georgia 30339 (the "Adviser"). On September 5, 1995, the Adviser's parent corporation, Bank South Corporation, entered into a definitive agreement pursuant to which the Adviser will be acquired by NationsBank Corporation, one of the nation's largest banking and financial services holding companies. The proposed change of control of the Adviser will legally constitute an assignment of the advisory contract between the Funds and the Adviser, which is subject to the prior approval of the Funds' Board of Directors and shareholders. Following the merger of Bank South Corporation and NationsBank Corporation, it is presently contemplated that the Adviser will be merged with NationsBank of Georgia, N.A. and that, subject to the further approval of the Funds' Board of Directors and shareholders, the Peachtree Funds will be merged with similar portfolios of the Nations Fund, which currently is advised by NationsBank, N.A. Recently, NationsBank announced the formation of NationsBanc Advisors, Inc. that will become the advisor to Nations Fund, and the formation of TradeStreet Investment Associates, Inc. that will become the investment subadviser for Nations Fund.




The Adviser has managed discretionary assets for its consumers since 1931. As of September 30, 1995, the Adviser managed in excess of $1.3 billion of discretionary assets. The Bank has served as an investment adviser to mutual funds since January, 1994.


As part of its regular banking operations, the Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Bank. The lending relationship will not be a factor in the selection of securities.


PORTFOLIO MANAGER. Mr. Jan A. Koenig assumed responsibility for the day-to-day management of the Fund in September, 1995. He joined the Adviser in July, 1995 as a Senior Portfolio Adviser and head of the Investment Management Division of the Wealth Management Group. Mr. Koenig served as a Senior Portfolio Manager/Manager of the Investment Services Group at Texas Commerce Investment Management Company in Houston, Texas from 1987 to 1995.


DISTRIBUTION OF SHARES

Federated Securities Corp. (the "Distributor") is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14,


1969, and is the principal distributor for a number of investment companies. The Distributor is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Under a distribution plan (the "Plan") adopted in accordance with Securities and Exchange Commission ("SEC") Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund will pay an amount computed at an annual rate of up to 0.75% of the average daily net asset value of the shares to finance any activity which is principally intended to result in the sale of shares subject to the Plan. Certain trust clients of the Bank, including ERISA plans, will not be affected by the Plan because the Plan will not be activated unless and until a second, "Trust" class of shares of the Fund (which would not have a Rule 12b-1 plan) is created and such trust clients' investments in the Fund are converted to such Trust class.


The Distributor may select other financial institutions (such as broker-dealers or banks) to provide sales support services as agents for their clients or customers who beneficially own shares. These financial institutions (including the Bank) will receive fees from the Distributor based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Distributor.


The Fund's Plan is a compensation type plan. As such, the Fund pays the Distributor the fee described above as opposed to reimbursing the Distributor for actual expenses incurred. Therefore, the Fund does not pay for amounts expended by the Distributor in excess of amounts received by it from the Fund, which may include interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.



State securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to certain states' securities laws.


ADMINISTRATIVE ARRANGEMENTS. The Distributor may also pay administrators a fee based upon the average net asset value of shares of their customers invested in the Trust for providing administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Trust.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides certain administrative personnel and services necessary to operate the Fund. Such services include certain legal and accounting services. Federated Administrative


Services provides these at the annual rates specified below:


       MAXIMUM                 AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE            NET ASSETS OF THE TRUST
---------------------    ------------------------------------
     .150 of 1%               on the first $250 million
     .125 of 1%                on the next $250 million
     .100 of 1%                on the next $250 million
     .075 of 1%          on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $100,000 per Fund. Federated Administrative Services may voluntarily choose to waive a portion of its fee.

SHAREHOLDER SERVICES PLAN. The Fund has adopted a Shareholder Services Plan (the "Services Plan") with respect to the shares. Under the Services Plan, financial institutions will enter into shareholder service agreements with the Fund to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of the shares. In return for providing these support services, a financial institution may receive payments from the Fund at a rate not exceeding 0.25% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests. Certain trust clients of the Bank, including ERISA plans, will not be affected by the Services Plan because the Services Plan will not be activated unless and until a second, "Trust" class of shares of the Fund (which would not have a Services Plan) is created and such trust clients' investments in the Fund are converted to such Trust class.


CUSTODIAN. The Bank of New York, New York, New York is custodian for the securities and cash of the Fund.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO ACCOUNTING SERVICES.
 Federated Services Company, Boston, MA, a subsidiary of Federated Investors, is transfer agent (the "Transfer



Agent") for the shares of, and dividend disbursing agent for, the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.


INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.



NET ASSET VALUE

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The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND


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SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares of the Fund may be purchased through the Bank. In connection with the sale of shares of the Fund, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.


BY TELEPHONE. To place an order to purchase Fund shares, call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969. Texas residents must purchase shares of the Fund through Bank South Securities Corporation at 1-404-989-6181 or 1-800-621-8967. Your purchase order will be taken directly over the telephone. The order must be placed by 4:00 p.m. (Eastern time) for shares to be purchased at that day's price.


BY MAIL. Provide a letter of instruction to the Fund indicating your purchase order, including the dollar amount of your order, your account title and/or name, your account number, and a check made payable to the Fund.

PAYMENT BY CHECK. Mail to Peachtree Georgia Tax-Free Income Fund, c/o the Peachtree Funds Service Center, MC 684, P.O. Box 4387, Atlanta, Georgia 30302.

PAYMENT BY WIRE. To purchase shares by Federal Wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which the Fund, the Bank and the Federal Reserve Banks are open for business.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $100. The Fund may choose to waive its minimum investment requirements from time to time and for accounts which select the Systematic Investment Program.

SYSTEMATIC INVESTMENT PROGRAM

Once an account has been opened, shareholders may add to their investment on a regular basis in minimum amounts of $100, unless waived. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking or other transaction deposit account and invested in Fund shares at the net asset value next determined after an order is received by the Bank, plus an applicable sales load. A shareholder may apply for participation in this program through the Bank.

WHAT SHARES COST

Shares of the Fund are sold at their net asset value next determined after an order is received plus a sales load as follows:


                                                   SALES LOAD AS         SALES LOAD AS
                                                   A PERCENTAGE           A PERCENTAGE
                                                     OF PUBLIC           OF NET AMOUNT
                AMOUNT OF TRANSACTION             OFFERING PRICE            INVESTED
        --------------------------------------    ---------------        --------------
        Less than $100,000                             2.50%                 2.56%
        $100,000 but less than $250,000                2.00%                 2.04%
        $250,000 but less than $500,000                1.50%                 1.52%
        $500,000 but less than $750,000                1.00%                 1.01%
        $750,000 but less than $1,000,000              0.50%                 0.50%
        $1,000,000 or more                             0.00%                 0.00%





The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which changes (if any) in the value of the Fund's portfolio securities do not materially affect its net asset value; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.


PURCHASES AT NET ASSET VALUE. Shares of the Fund may be purchased at net asset value, without a sales load, by certain trust customers of the Bank and current and retired directors, advisory committee members and employees of the Bank and its affiliates and their spouses and children under 21. In addition, no sales load is imposed for Fund shares purchased through Bank South Investment Services, Inc.'s wrap fee program. Shareholders who wish to obtain more information about the wrap fee program may contact Bank South Investment Services, Inc. Investors who purchase shares through the wrap fee program may be charged an additional fee by Bank South Investment Services, Inc.

SALES LOAD REALLOWANCE. The Bank and any authorized dealer or bank will normally receive up to 85% of the applicable sales load as a transaction fee from its customers and for sales and/or administrative services performed on behalf of its customers in connection with the initiation of customer accounts and purchases of Fund shares. Any portion of the sales load which is not paid to the Bank or a dealer will be retained by the Distributor. However, the


Distributor will, periodically, uniformly offer to pay additional amounts in the form of cash or promotional incentives consisting of trips to sales seminars at luxury resorts, tickets or other items, to all dealers selling shares of the Fund. Such payments, all or a portion of which may be paid from the sales load the Distributor normally retains or any other source available to it, will be predicated upon the amount of shares of the Fund that are sold by the dealer.



REDUCING OR ELIMINATING THE SALES LOAD



The sales load can be reduced or eliminated on the purchase of shares of the Fund through:


     - quantity discounts and accumulated purchases;

     - signing a 13-month letter of intent;

     - using the reinvestment privilege; or

     - concurrent purchases.


QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table on the previous page, larger purchases may reduce or eliminate the sales load paid. The Fund will combine purchases of shares made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales load.


If an additional purchase of shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $90,000 and purchases $10,000 more at the current public offering price, the sales load on the additional purchase according to the schedule now in effect would be 2.00%, not 2.50%.


To receive the sales load reduction or elimination, the Bank must be notified by the shareholder in writing at the time the purchase is made that shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales load after it confirms the purchases.



LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the Fund over the next 13 months, the sales load may be reduced or eliminated by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 2.50% of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.


The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales load.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. The Bank must be notified by the shareholder in writing or by the shareholder's financial institution of the reinvestment in order to eliminate a sales load. If the shareholder redeems his shares in the Fund, there may be tax consequences.


CONCURRENT PURCHASES. For purposes of qualifying for a sales load reduction or elimination, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Trust, the purchase price of which includes a sales load. For example, if a shareholder concurrently invested



$30,000 in one of the other funds in the Trust with a sales load and $70,000 in this Fund, the sales load would be reduced.


To receive a sales load reduction or elimination, the Distributor must be notified by the shareholder in writing or by the Bank at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales load after it confirms the purchases. See "What Shares Cost" and "Addresses".


CERTIFICATES AND CONFIRMATIONS

The Transfer Agent for the Fund maintains a share account for each shareholder of record. Share certificates are not issued unless requested in writing from the Fund or the Transfer Agent.

Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends are sent to each shareholder.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly to all shareholders invested in the Fund on the record date.

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be reinvested in additional shares on payment dates at the ex-dividend date's net asset value without a sales load, unless a shareholder makes a written request for cash payments to the Fund or the Bank.

PURCHASING SHARES OF THE FUND WITH SECURITIES

The Fund in its sole discretion, may sell Fund shares to investors that desire to purchase Fund shares with certain securities or a combination of certain securities and cash. The Fund reserves the right to determine the acceptability of securities used to effect such purchases. On the day securities are accepted by the Fund, they are valued based upon independent bid and in the same manner as the Fund values its assets. Investors wishing to use securities to purchase Fund shares should first contact the Bank. Any such transfer of securities is treated as a sale of the securities and will result in the recognition of any gain or loss for federal income tax purposes by the seller of such securities, except to the extent the seller is an ERISA plan or similar entity not subject to tax.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

PEACHTREE FUNDS


All shareholders of the Fund are shareholders of Peachtree Funds. Peachtree Funds currently include the Fund, Peachtree Bond Fund, Peachtree Equity Fund, Peachtree Prime Money Market Fund, and Peachtree Government Money Market Fund. Shareholders have easy access to each of the portfolios of Peachtree Funds through a telephone exchange program. All Peachtree Funds are advised by the Bank and distributed by the Distributor.



Shareholders may exchange shares of the Fund for shares of the other Peachtree Funds. In addition, shares of the Fund may also be exchanged for certain other funds designated by the Bank which are distributed by the Distributor, but are not advised by the Bank ("Federated Funds"). For further information on the availability of Federated Funds for exchanges, please call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969. Shares of funds with a sales load may be exchanged at net asset value for shares of other funds with an equal sales load or no sales load. Shares of funds with a sales load may be exchanged for shares of funds with a higher sales load at net asset value, plus the additional sales load. Shares of funds with no sales load, acquired by direct purchase, may be exchanged for shares of funds with a sales load at net asset value, plus the applicable sales load.

When an exchange is made from a fund with a sales load to a fund with no sales load, the shares exchanged and additional shares which have been purchased by reinvesting dividends or capital gains on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales load would be at net asset value.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected.

The exchange privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value for the applicable fund. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized.

The Fund reserves the right to terminate the exchange privilege at any time on 60 days' notice. Shareholders will be notified if this privilege is terminated. A shareholder may obtain further information on the exchange privilege by calling the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969.

BY TELEPHONE. Instructions for exchanges between funds which are part of the Trust may be given by telephone to the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969 or to the Distributor. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the Fund's Transfer Agent by the Bank and deposited to the shareholder's mutual fund account before being exchanged. See "Addresses".

An authorization form permitting the Fund to accept telephone exchanges must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information regarding this service are available from the Bank. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received before 4:00 p.m. (Eastern time) for shares to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders may have difficulty in making exchanges by telephone through the Bank during times of drastic economic or market changes. If a shareholder cannot contact the Bank by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Peachtree Funds, 3350 Cumberland Circle, 10th Floor, Atlanta, Georgia 30339.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Fund redeems shares at their net asset value next determined after the Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through the Bank or directly to the Fund.


BY TELEPHONE. A shareholder may redeem shares of the Fund by contacting his account officer or by calling the Peachtree Funds Service Center to request the redemption. (Call 1-404-989-6200 or 1-800-621-8969.) Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the Bank. Redemption requests to the Bank must be received before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value, and the Bank will promptly submit such redemption requests and provide written redemption instructions to the Fund. If, at any time, the Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.





An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service are available from the Bank. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


A shareholder may have the redemption proceeds directly deposited by electronic funds transfer or wired directly to a domestic commercial bank previously designated by the shareholder. Wire redemption orders will only be accepted on days on which the Fund, the Bank and the Federal Reserve Wire System are open for business. Wire-transferred redemptions may be subject to an additional fee.

In the event of extraordinary economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, it is recommended that a redemption request be made in writing and be hand delivered or sent by overnight mail to your account officer at the Bank.

BY MAIL. Shareholders may redeem shares by sending a written request to the Bank. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to the Bank. Shareholders should call the Peachtree Funds Service Center at 1-404-989-6200 or


1-800-621-8969 for assistance in redeeming shares by mail.



SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:



     - a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;


     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;


     - a savings bank or savings and loan association whose deposits are insured by the SAIF, which is administered by the FDIC; or


     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934, as amended.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its Transfer Agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven calendar days, after receipt of a proper written redemption request, provided that the Transfer Agent has received payment for shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to Fund shares, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through the Bank.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum of


$1,000.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Fund entitles shareholders to one vote in Trustee elections and other matters submitted to shareholders of the Trust for vote. All shares of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular Fund, only shareholders of that Fund are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of November 3, 1995, BHC Securities, Inc., Philadelphia, PA, acting in various capacities for numerous accounts, owned approximately 170,615 shares (53.56%) and Bank South, Atlanta, Georgia, acting in various capacities for numerous accounts, owned approximately 147,941 shares (46.44%) of the Peachtree Georgia Tax-Free Income Fund, and therefore may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.



Any Trustee may be removed by the Board of Trustees or by the shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.


In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to indemnify, protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of the Fund.


EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------



Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company or from acting as agent for their customers in purchasing securities. The Adviser is subject to such banking laws and regulations.



The Bank believes, based on the advice of its counsel, that it may perform the services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent the Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by the Bank. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to the Bank is found)


as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund expects to pay no federal income tax because it intends to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to include any dividends received from the Fund that represent net interest on tax-exempt municipal bonds in gross income for federal income tax purposes. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds are included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income for the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular income tax.


The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax-preference item for both individuals and corporations. Unlike traditional government purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, while the Fund has no present intention of purchasing any private activity bonds that would be treated as tax preference items, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax-preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax-preference item. "Adjusted current earnings" are based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE OF GEORGIA INCOME AND INTANGIBLES TAXES


Under existing Georgia law, shareholders of the Fund will not be subject to Georgia income taxes on Fund dividends to the extent that such distributions represent "exempt-interest dividends" for federal income tax purposes that are attributable to (1) interest-bearing obligations issued by or on behalf of the State of Georgia or its political subdivisions or (2) interest on obligations of the United States or of any other issuer whose obligations are exempt from state income taxes under federal law. Distributions, if any, derived from capital gains or other sources generally will be taxable for Georgia income tax purposes to shareholders of the Fund who are subject to the Georgia income tax. For purposes of the Georgia intangibles tax, shareholders may exclude from the share value of the Fund that portion of the total share value which is attributable to the value of United States obligations held in the Fund. To the extent that the Fund is comprised of other types of obligations, shares of the Fund will be taxable at the rate of $0.10 per $1,000 in value of the shares held on January 1st of each year.


OTHER STATE AND LOCAL TAXES

Dividends payable with respect to the shares of the Fund may or may not be subject to state or local state income taxation in jurisdictions other than Georgia under applicable state or local laws. Similarly, shares in the Fund may or may not be subject to an intangible personal property tax in states other than Georgia. Each purchaser of the shares of the Fund is urged to consult his or her own tax adviser regarding the tax-exempt status of the Fund shares and dividends in state or local jurisdictions other than the State of Georgia.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund may advertise its total return, yield and tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal the actual after tax yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


From time to time, advertisements for the Fund may refer to ratings, rankings,


and other information in certain financial publications and/or compare the Fund's performance to certain indices.



PEACHTREE GEORGIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------




 PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                       RATING*      VALUE
-----------         --------------------------------------------------------   -------    ----------
LONG-TERM MUNICIPALS--96.5%
----------------------------------------------------------------------------
$    20,000         Albany, GA, Sewer System, Revenue Bonds, 6.30%
                    (MBIA Insured), 7/1/2003                                    AAA       $   22,085
                    --------------------------------------------------------
     60,000         Alpharetta, GA, (Series A), 4.85%, 5/1/2002                 AA            60,875
                    --------------------------------------------------------
     85,000         Alpharetta, GA, (Series B), 5.15%, 11/1/2005                AA-           87,285
                    --------------------------------------------------------
    100,000         Atlanta, GA, 4.70%, 12/1/2010                               AA            89,645
                    --------------------------------------------------------
     15,000         Atlanta, GA, Water & Sewer Refunding Revenue Bonds,
                    4.20% (Original Issue Yield: 4.25%), 1/1/2001               AA            14,722
                    --------------------------------------------------------
     25,000         Bibb County, GA, GO UT Bonds, 4.95%, 1/1/2002               AA            25,361
                    --------------------------------------------------------
    100,000         Brunswick, GA, Water & Sewer Improvements Refunding
                    Revenue Bonds, 6.00% (MBIA Insured)/(Original Issue
                    Yield: 6.20%), 10/1/2011                                    AAA          105,603
                    --------------------------------------------------------
     15,000         Carroll City-County Hospital Authority, GA, Refunding
                    RANs, 7.10% (Tanner Medical Center)/(MBIA Insured),
                    7/1/2000 (Partially Prefunded)                              AAA           15,652


                    --------------------------------------------------------
     50,000         Chatham County, GA, School District, GO UT Bonds (Series
                    A), 6.25% (MBIA Insured), 8/1/2004                          AAA           52,731
                    --------------------------------------------------------
     15,000         Cherokee County, GA, School System GO UT Bonds,
                    7.10%, 6/1/1997                                             A1            15,699
                    --------------------------------------------------------
    100,000         Cherokee County, GA, School System GO UT Bonds,
                    4.60%, 2/1/2001                                             A1            99,994
                    --------------------------------------------------------
     40,000         Cherokee County, GA, School System GO UT Bonds,
                    4.80%, 2/1/2003                                             A1            39,973
                    --------------------------------------------------------






     50,000         Clarke County, GA, Hospital Authority, Revenue Bonds,
                    5.50% (Regional Medical Center Project)/(MBIA Insured),
                    1/1/2004                                                    AAA           52,099
                    --------------------------------------------------------
     40,000         Clayton County, GA, Hospital Authority RANs, 6.50%
                    (Southern Regional Medical Center)/(MBIA Insured),
                    8/1/2000                                                    AAA           43,423
                    --------------------------------------------------------





PEACHTREE GEORGIA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                       RATING*      VALUE
-----------         --------------------------------------------------------   -------    ----------
LONG-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------
$    20,000         Cobb County, GA, School District Refunding GO UT Bonds,
                    4.50% (State Aid Withholding)/(Original Issue Yield:
                    4.60%), 2/1/2000                                            AA        $   20,148
                    --------------------------------------------------------
     70,000         Cobb County, GA, Water & Sewer Revenue Bonds (Series A),
                    4.90%, 7/1/2003                                             AA            71,033
                    --------------------------------------------------------
     25,000         Cobb County, GA, Water & Sewer Revenue Bonds (Series B),
                    6.10%, 7/1/1997                                             AA            25,884
                    --------------------------------------------------------
     25,000         Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority
                    Revenue Bonds, 6.75% (MBIA Insured)/(Original Issue
                    Yield: 6.778%), 10/1/2026 (Prefunded)                       AAA           28,286
                    --------------------------------------------------------
     15,000         Columbus, GA, GO UT Bonds, 4.20%, (Sales Tax)/
                    (Original Issue Yield: 4.30%), 9/1/2001                     AA            14,722
                    --------------------------------------------------------
     15,000         Columbus, GA, Water & Sewer, Revenue Bonds, 6.875%
                    (Original Issue Yield: 6.93%), 5/1/2020 (Prerefunded)       NR            17,047
                    --------------------------------------------------------
     10,000         Conyers, GA, Water & Sewer Refunding Revenue Bonds,


                    5.10% (AMBAC Insured), 7/1/2000                             AAA           10,258
                    --------------------------------------------------------
     10,000         De Kalb County, GA, Development Authority GO Refunding
                    Revenue Bonds (Series A), 5.00% (Emroy University
                    Project)/(Original Issue Yield: 4.90%), 10/1/2000           Aa1           10,253
                    --------------------------------------------------------
    100,000         De Kalb County, GA, Hospital Authority, Refunding RANs
                    (Series A), 5.00% (De Kalb Medical Center Project)/
                    (MBIA Insured)/(Original Issue Yield: 5.42%), 9/1/2014      AAA           90,557
                    --------------------------------------------------------
    100,000         De Kalb County, GA, Water & Sewer Refunding Revenue
                    Bonds, 5.125% (Original Issue Yield: 5.324%), 10/1/2014     AA            92,504
                    --------------------------------------------------------
     20,000         Douglas County, GA, School District GO UT Refunding
                    Bonds, 6.60%, 1/1/2000                                      A+            20,533
                    --------------------------------------------------------
     25,000         Downtown Savannah Authority, GA, GO UT Bonds (Series A),
                    6.625% (Stormwater Capital Improvement Project),
                    8/1/2003                                                    AA            26,646
                    --------------------------------------------------------
     25,000         Fulton County, GA, Building Authority Refunding Revenue
                    Bonds, 5.70% (Judical Center Facilities Project),
                    1/1/2004                                                    AA            26,412
                    --------------------------------------------------------





PEACHTREE GEORGIA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                       RATING*      VALUE
-----------         --------------------------------------------------------   -------    ----------
LONG-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------
$   100,000         Fulton County, GA, GO UT Bonds, 6.00% (Callable 1/1/1996
                    @ 102), 1/1/2005                                            AA        $  102,668
                    --------------------------------------------------------
     50,000         Fulton County, GA, School District GO UT Bonds, 5.625%
                    (Original Issue Yield: 5.85%), 1/1/2021                     AA            48,328
                    --------------------------------------------------------
     25,000         Fulton County, GA, School District GO UT Refunding
                    Bonds, 6.00%, 5/1/2002                                      AA            26,969
                    --------------------------------------------------------
     50,000         Gainesville, GA, Water & Sewer Revenue Bonds (Series B),
                    7.20%, 11/15/2010                                           AAA           57,037
                    --------------------------------------------------------
     65,000         Gainsville & Hall County, GA, Hospital Authority Revenue
                    Bonds, 5.30% (Northeast Georgia Healthcare Project)/
                    (MBIA Support), 10/1/2005                                   AAA           66,366
                    --------------------------------------------------------
     10,000         Georgia State Municipal Electric Power Authority,
                    GO Refunding Revenue Bonds (Series Z), 4.40%
                    (Original Issue Yield: 4.50%), 1/1/1999                      A             9,916
                    --------------------------------------------------------
     10,000         Georgia State Tollway Authority, Revenue Bonds, 6.25%


                    (Georgia 400 Project)/(State Guaranteed), 7/1/1998          AAA           10,538
                    --------------------------------------------------------
     75,000         Georgia State, (Series B), 5.90%, 3/1/2003                  AAA           81,215
                    --------------------------------------------------------
     60,000         Georgia State, GO UT Bonds (Series B), 4.75%, 3/1/2003      AAA           59,626
                    --------------------------------------------------------
     50,000         Georgia State, GO UT Bonds (Series C), 6.50%, 7/1/1996      AAA           50,985
                    --------------------------------------------------------
     15,000         Georgia State, GO UT Bonds (Series C), 6.50%, 7/1/1998      AAA           15,932
                    --------------------------------------------------------
     25,000         Georgia State, GO UT Bonds (Series D), 7.40%, 8/1/1997      AAA           26,477
                    --------------------------------------------------------
    350,000         Georgia State, GO UT Refunding Bonds (Series E),
                    4.875%, 7/1/2006                                            AA+          349,538
                    --------------------------------------------------------
     40,000         Georgia State, GO UT Refunding Bonds (Series E),
                    5.50%, 7/1/2003                                             AAA           42,403
                    --------------------------------------------------------
     35,000         Georgia State, GO UT Refunding Bonds, (Series E),
                    4.50%, 7/1/2002                                             AAA           34,957
                    --------------------------------------------------------
     10,000         Gwinnett County, GA, School District GO UT Refunding
                    Bonds, 4.40%, 2/1/1999                                      AA            10,039
                    --------------------------------------------------------
     10,000         Gwinnett County, GA, School District GO UT Refunding
                    Bonds, 4.50%, 2/1/2003                                      AA             9,858
                    --------------------------------------------------------





PEACHTREE GEORGIA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                       RATING*      VALUE
-----------         --------------------------------------------------------   -------    ----------
LONG-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------
$    40,000         Gwinnett County, GA, Water & Sewer Refunding Revenue
                    Bonds, 4.60% (Original Issue Yield: 4.699%), 8/1/2000       AA+       $   40,360
                    --------------------------------------------------------
    135,000         Gwinnett County, GA, Water & Sewer Refunding Revenue
                    Bonds, 4.60%, 8/1/2001                                      AA+          135,678
                    --------------------------------------------------------
     10,000         La Grange, GA, Water & Sewer Refunding Revenue Bonds,
                    4.70% (Original Issue Yield: 4.80%, 1/1/2003                 A             9,926
                    --------------------------------------------------------
     15,000         Macon Bibb County, GA IDR, Refunding Bonds (Series B),
                    5.05%, 9/1/2000                                             AA            15,327
                    --------------------------------------------------------
     35,000         Macon Bibb County, GA IDR, Refunding Bonds, 6.95%
                    (Parking Facilities Project), 8/1/2003                      AA            38,648
                    --------------------------------------------------------
    100,000         Macon, GA, Water & Sewer Revenue Bonds, 4.20%, 10/1/1995    A+           100,000
                    --------------------------------------------------------
     15,000         Marietta, GA, GO UT Refunding Bonds, 5.00%, 1/1/2001        A+            15,290
                    --------------------------------------------------------
     40,000         Metro Atlanta Rapid Transit Authority, GA, Sales Tax
                    Revenue Bonds, 7.00% (Original Issue Yield: 9.75%),


                    7/1/2011 Escrowed to Maturity                               AAA           46,845
                    --------------------------------------------------------
     10,000         Metro Atlanta Rapid Transit Authority, GA, Sales Tax
                    Refunding Revenue Bonds (Series M), 6.05% (Original
                    Issue Yield: 6.15%), 7/1/2001                               AA-           10,678
                    --------------------------------------------------------
     50,000         Metro Atlanta Rapid Transit Authority, GA, Sales Tax
                    Refunding Revenue Bonds, 4.90% (Second Indenture
                    Series)/(Series A)/(AMBAC Insured), 7/1/2001                AAA           50,798
                    --------------------------------------------------------
     25,000         Private Colleges & University Authority, GA, Refunding
                    Revenue Bonds 4.65% (Agnes Scott College
                    Project)/(Original Issue Yield: 4.75%), 6/1/2002            AA            25,069
                    --------------------------------------------------------
     85,000         Private Colleges & University Facilities Authority, GA,
                    GO Refunding Revenue Bonds (Series C), 4.60% (Emory
                    University Project), 10/1/1995                              Aa1           85,000
                    --------------------------------------------------------
     50,000         Richmond County, GA Hospital Authority GO UT Bonds,
                    5.90%, 1/1/2008                                             AAA           53,560
                    --------------------------------------------------------
    100,000         Rome, GA, New Public Housing Authority Revenue Bonds,
                    5.00% (U.S. Government Guaranteed), 8/1/2004                AAA          102,798
                    --------------------------------------------------------





PEACHTREE GEORGIA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------


 PRINCIPAL                                                                     CREDIT
  AMOUNT                                                                       RATING*      VALUE
-----------         --------------------------------------------------------   -------    ----------
LONG-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------
$    85,000         Roswell, GA, GO UT Bonds, 5.15%, 2/1/2005                   AA        $   86,730
                    --------------------------------------------------------
     50,000         Valdosta & Lowndes County, GA, Hospital Authority
                    Refunding Revenue Bonds, 5.50% (South Georgia Medical
                    Center Project)/(MBIA Insured)/(Original Issue Yield:
                    5.60%), 10/1/2006                                           AAA           51,668
                    --------------------------------------------------------
     15,000         Valdosta & Lowndes County, GA, Hospital Authority
                    Refunding Revenue Bonds, 5.70% (South Georgia Medical
                    Center Project)/(MBIA Insured)/(Original Issue Yield:
                    5.80%), 10/1/2008                                           AAA           15,487
                    --------------------------------------------------------
     25,000         Valdosta, GA, Water & Sewer Revenue Bonds, 5.80%,
                    9/1/2000                                                    A+            25,594
                    --------------------------------------------------------              ----------
                    TOTAL INVESTMENTS (IDENTIFIED COST $3,027,833)(A)                     $3,091,738
                    --------------------------------------------------------              ----------




(a) The cost of investments for federal tax purposes amounts to $3,027,833. The unrealized appreciation of investments on a federal tax basis amounts to $63,905 which is comprised of $64,922 appreciation and $1,017 depreciation at September 30, 1995.

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.


Note: The categories of investments are shown as a percentage of net assets
      ($3,202,988) at September 30, 1995.


The following acronyms are used throughout this portfolio:


AMBAC  --American Municipal Bond Assurance Corporation
GO     --General Obligation
IDR    --Industrial Development Revenue
MBIA   --Municipal Bond Investors Assurance
RANs   --Revenue Anticipation Notes
UT     --Unlimited Tax




(See Notes which are an integral part of the Financial Statements)


PEACHTREE GEORGIA TAX-FREE INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------




ASSETS:
-------------------------------------------------------------------------------
Investments in securities, at value (identified and tax cost $3,027,833)             $3,091,738
-------------------------------------------------------------------------------
Cash                                                                                     73,282
-------------------------------------------------------------------------------
Income receivable                                                                        45,314
-------------------------------------------------------------------------------
Deferred expenses                                                                         3,067
-------------------------------------------------------------------------------      ----------
     Total assets                                                                     3,213,401
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Income distribution payable                                              $9,385
--------------------------------------------------------------------
Accrued expenses                                                          1,028
--------------------------------------------------------------------     ------
     Total liabilities                                                                   10,413
-------------------------------------------------------------------------------      ----------
Net Assets for 316,647 shares outstanding                                            $3,202,988
-------------------------------------------------------------------------------      ----------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid in capital                                                                      $3,129,761
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               63,905


-------------------------------------------------------------------------------
Accumulated net realized gain on investments                                              9,322
-------------------------------------------------------------------------------      ----------
     Total Net Assets                                                                $3,202,988
-------------------------------------------------------------------------------      ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------
Net Asset Value Per Share ($3,202,988 / 316,647 shares outstanding)                      $10.12
-------------------------------------------------------------------------------      ----------
Offering Price Per Share (100/97.50 of $10.12)*                                          $10.38
-------------------------------------------------------------------------------      ----------
Redemption Proceeds Per Share                                                            $10.12
-------------------------------------------------------------------------------      ----------





*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


PEACHTREE GEORGIA TAX-FREE INCOME FUND

STATEMENT OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 1995*
--------------------------------------------------------------------------------


INVESTMENT INCOME:
-------------------------------------------------------------------------------------
Interest                                                                                  $ 91,981
-------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                     $  14,375
-----------------------------------------------------------------------
Administrative personnel and services fee                                     100,003
-----------------------------------------------------------------------
Custodian fees                                                                  5,241
-----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                       19,852
-----------------------------------------------------------------------
Directors'/Trustees' fees                                                       1,004
-----------------------------------------------------------------------
Auditing fees                                                                   1,204
-----------------------------------------------------------------------
Legal fees                                                                      2,610
-----------------------------------------------------------------------
Portfolio accounting fees                                                      36,609
-----------------------------------------------------------------------
Share registration costs                                                       25,809
-----------------------------------------------------------------------
Printing and postage                                                            6,004
-----------------------------------------------------------------------
Insurance premiums                                                              3,504


-----------------------------------------------------------------------
Miscellaneous                                                                   6,005
-----------------------------------------------------------------------     ---------
    Total expenses                                                            222,220
-----------------------------------------------------------------------
Waivers and reimbursements--
-----------------------------------------------------------------------
  Waiver of investment advisory fee                           $ (14,375)
-----------------------------------------------------------
  Waiver of administrative personnel and services fee           (50,002)
-----------------------------------------------------------
  Reimbursement of other operating expenses                    (157,843)
-----------------------------------------------------------   ---------
    Total waivers and reimbursements                                         (222,220)
-----------------------------------------------------------------------     ---------
         Net expenses                                                                            0
-------------------------------------------------------------------------------------     --------
              Net investment income                                                         91,981
-------------------------------------------------------------------------------------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------------------------
Net realized gain on investments                                                             9,322
-------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                        63,905
-------------------------------------------------------------------------------------     --------
    Net realized and unrealized gain on investments                                         73,227
-------------------------------------------------------------------------------------     --------
         Change in net assets resulting from operations                                   $165,208
-------------------------------------------------------------------------------------     --------






*For the period from October 6, 1994 (date of initial public investment) to September 30, 1995.

(See Notes which are an integral part of the Financial Statements)


PEACHTREE GEORGIA TAX-FREE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                               PERIOD ENDED
                                                                               SEPTEMBER 30,
                                                                                   1995*
                                                                               -------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------------
Net investment income                                                           $    91,981
-----------------------------------------------------------------------------
Net realized gain (loss) on investments
($9,322, as computed for federal tax purposes)                                        9,322
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                 63,905
-----------------------------------------------------------------------------  -------------
     Change in net assets resulting from operations                                 165,208
-----------------------------------------------------------------------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------------
Distributions from net investment income                                            (91,981)
-----------------------------------------------------------------------------  -------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------------
Proceeds from sale of shares                                                      4,095,522
-----------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions


declared                                                                             42,572
-----------------------------------------------------------------------------
Cost of shares redeemed                                                          (1,008,333)
-----------------------------------------------------------------------------  -------------
     Change in net assets resulting from share transactions                       3,129,761
-----------------------------------------------------------------------------  -------------
          Change in net assets                                                    3,202,988
-----------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------
Beginning of period                                                                       0
-----------------------------------------------------------------------------  -------------
End of period                                                                   $ 3,202,988
-----------------------------------------------------------------------------  -------------




*For the period from October 6, 1994 (date of initial public investment) to September 30, 1995.

(See Notes which are an integral part of the Financial Statements)


PEACHTREE GEORGIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Peachtree Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four diversified portfolios and one non-diversified portfolio. The financial statements included herein are only those of Peachtree Georgia Tax-Free Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.


PEACHTREE GEORGIA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                                                                PERIOD ENDED
                                                                                SEPTEMBER 30,
                                                                                    1995*
                                                                                -------------
-----------------------------------------------------------------------------
Shares sold                                                                         412,731
-----------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                    4,236
-----------------------------------------------------------------------------
Shares redeemed                                                                    (100,320)
-----------------------------------------------------------------------------   -----------
  Net change resulting from share transactions                                      316,647
-----------------------------------------------------------------------------   -----------




*For the period from October 6, 1994 (date of initial public investment) to September 30, 1995.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


INVESTMENT ADVISORY FEE--Bank South, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .75 of 1% of the Fund's average daily net assets.


The Adviser may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.


TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders. Fserv may choose to voluntarily waive a portion of its fee.


PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


ORGANIZATIONAL EXPENSES--Organizational expenses of $42,447 were borne initially by FAS.



The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following January 7, 1994 (date the Funds first became effective). For the year ended September 30, 1995, the Fund paid $4,667 pursuant to this agreement.



PEACHTREE GEORGIA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1995, were as follows:


-------------------------------------------------------------------------------
PURCHASES                                                                           $4,035,785
-------------------------------------------------------------------------------    -----------
SALES                                                                               $1,015,079
-------------------------------------------------------------------------------    -----------




(6) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at September 30, 1995, 23.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 17.6% of total investments.



REPORT OF ERNST & YOUNG LLP,


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of

PEACHTREE FUNDS:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Peachtree Georgia Tax-Free Income Fund (one of


the portfolios comprising Peachtree Funds) as of September 30, 1995, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.


We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Peachtree Georgia Tax-Free Income Fund at September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania,
November 7, 1995




ADDRESSES
--------------------------------------------------------------------------------




                Peachtree Georgia Tax-Free Income Fund       Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Bank South                                   3350 Cumberland Circle
                                                             Atlanta, Georgia 30339
------------------------------------------------------------------------------------------------
Custodian
                The Bank of New York                         48 Wall Street
                                                             New York, New York 10286
------------------------------------------------------------------------------------------------
Transfer Agent, Dividend Disbursing Agent,
and Portfolio Accounting Services
                Federated Services Company                   P.O. Box 8600
                                                             Boston, MA 02266-8600
------------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                            One Oxford Centre
                                                             Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------

                                  PEACHTREE GEORGIA TAX-FREE
                                  INCOME FUND
                                  PROSPECTUS

--------------------------------------------------------------------------------

                                  A Diversified Portfolio of Peachtree Funds, an Open-End Management Investment Company (a Mutual Fund)

                                  November 30, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779




      70467H507

      3100503A (11/95)


                       PEACHTREE PRIME MONEY MARKET FUND
                        (A PORTFOLIO OF PEACHTREE FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of Peachtree Prime Money Market Fund (the "Fund") dated November 30, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969.
   SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF BANK SOUTH (THE "BANK") OR ANY OF ITS AFFILIATES, OR ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES OF THIS FUND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.
   THE BANK IS INVESTMENT ADVISER TO THE FUND. THE FUND IS DISTRIBUTED BY FEDERATED SECURITIES CORP., WHICH IS NOT AFFILIATED WITH THE BANK.
                        Statement dated November 30, 1995





























           FEDERATED SECURITIES
           CORP.

           Distributor


GENERAL INFORMATION ABOUT THE FUND2       PURCHASING SHARES               21

INVESTMENT OBJECTIVE AND POLICIES2         Administrative Arrangements    21
                                           Distribution Plan              21
 Types of Investments            2
                                           Purchasing Fund Shares with
 U.S. Government Obligations     2
                                             Securities                   22
 Bank Instruments                3
                                          DETERMINING NET ASSET VALUE     22
 When-Issued and Delayed Delivery
  Transactions                   3         Use of the Amortized Cost Method22
 Repurchase Agreements           4        EXCHANGE PRIVILEGE              24
 Reverse Repurchase Agreements   4
                                           Requirements for Exchange      24
 Investment Limitations          5
                                           Making an Exchange             25
PEACHTREE FUNDS MANAGEMENT       8
                                          REDEEMING SHARES                25
 Fund Ownership                 16
                                           Redemption in Kind             25
 Trustees Compensation          16
                                          TAX STATUS                      26
 Trustee Liability              18
INVESTMENT ADVISORY SERVICES    18         The Fund's Tax Status          26
                                           Shareholders' Tax Status       26
 Adviser to the Fund            18
                                          YIELD                           26
 Advisory Fees                  18
ADMINISTRATIVE SERVICES         19        EFFECTIVE YIELD                 27

TRANSFER AGENT AND DIVIDEND               PERFORMANCE COMPARISONS         27
DISBURSING AGENT                19
                                          APPENDIX                        29
BROKERAGE TRANSACTIONS          20



GENERAL INFORMATION ABOUT THE FUND

Peachtree Prime Money Market Fund (the "Fund") is a portfolio of Peachtree Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated as of September 22, 1993, as amended and restated dated December 20, 1993.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to achieve current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests in money market instruments which mature in 13 months or less, and which include, but are not limited to, commercial paper and variable amount master demand notes, bank instruments, U.S. government obligations, and repurchase agreements.
The instruments of banks that are members of the Federal Deposit Insurance Corporation ("FDIC"), such as certificates of deposit, demand and time deposits, and bankers' acceptances, are not necessarily guaranteed or insured by FDIC's BIF or SAIF or any other governmental agency.
U.S. GOVERNMENT OBLIGATIONS
The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
   o the full faith and credit of the U.S.  Treasury;
   o the issuer's right to borrow from the U.S.  Treasury;
   o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
   o the credit of the agency or instrumentality issuing the obligations.


Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
   o Federal Farm Credit Banks;
   o Federal Home Loan Banks;
   o Federal National Mortgage Association;
   o Student Loan Marketing Association; and
   o Federal Home Loan Mortgage Corporation.
BANK INSTRUMENTS
In addition to domestic bank obligations, such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Fund may invest in:
   o Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks;
   o Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;
   o Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and
   o Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.


REPURCHASE AGREEMENTS
As collateral for the obligation of the seller to repurchase the securities from the Fund, the Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other financial institutions, such as broker-dealers, which are deemed by the Fund's Adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash and pledging securities as collateral. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased,


are segregated at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.
INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to 33 1/3% of the value of its total assets, including the amounts borrowed.
     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by money market instruments, such as repurchase agreements.


  INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR COMMODITY FUTURES CONTRACTS
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, although it may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interest in real estate.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 (the "Securities Act") in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to 50% of the value of its total assets, and except that it may purchase or hold money market instruments, including repurchase agreements and variable amount demand master notes, in accordance with its investment objective, policies, and limitations.
  DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of the value of its assets, the Fund will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer and will not acquire more than 10% of the outstanding voting securities of any one issuer.


The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trust's Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in the following limitations become effective.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain restricted securities not determined by the Trustees to be liquid.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser owning individually more than 0.5% of the issuer's securities together own more than 5% of the issuer's securities.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will not invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in the aggregate. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund does not expect to borrow money or pledge securities, except as a temporary, extraordinary, or emergency measure, in excess of 5% of the value of its net assets in its next fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.
PEACHTREE FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions Peachtree Funds, and principal occupations.



Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.


Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.












   Thomas G. Bigley
   28th Floor, One Oxford
   Centre. Donahue@*
   Pittsburgh,nPAstors Tower


Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.





   John T. Conroy, Jr.
   Wood/IPC Commercial
   Department
   John R. Wood and
   JamesiE.eDowdnc.,nRealtors
   3255HTamiamiMTrailoNorthor
   Naples,,FLA PA




Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



   Edward L. Flaherty, Jr.@
   Henny, Kochuba, Meyer and
   Lawrence D. Ellis, M.D.*
   PeterFE.tMaddenue, -uSuite
   674Westcliff Road
   Westin,rMA, PA




Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Partner, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.



   Gregor F. Meyer
   Henny,.Kochuba, MeyerJand,
   WesleytW. Posvar
   President,dDuquesne-aSuite
   University of Pittsburgh
   Pittsburgh, PA




Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


Birthdate:  October 22, 1930
President, Treasurer and Trustee
Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.


Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


   EdwardiC.PGonzales*hue
   FederatedrInvestors Tower
   Pittsburgh, PA




Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Birthdate:  October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Birthdate:  March 23, 1960
Vice President and Assistant Treasurer
Vice Presdient, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds; formerly, Vice President and Director of Investor Relations, MNC Financial, Inc. and Vice President, Product Management, MNC Financial, Inc.




   Charles L.GDavis, Jr.
   Federated Investors Tower
   Pittsburgh, PA




     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust;; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market


Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of November 3, 1995, the following shareholder of record owned 5% or more of the outstanding shares of the Fund: Bank South, Atlanta, Georgia, acting in various capacities for numerous accounts, owned approximately 102,953,975 shares (67.63%) and BHC Securities, Inc., Philadelpia, PA, acting in various capacities for numerous accounts, owned approximately 48,328,101 shares (31.75%).
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM
TRUST              TRUST*#


John F. Donahue     $0
Chairman and Trustee
Thomas G. Bigley    $338
Trustee
John T. Conroy, Jr. $4,862
Trustee


William J. Copeland $4,862
Trustee
James E. Dowd       $4,862
Trustee
Lawrence D. Ellis, M.D.            $4,681
Trustee
Edward L. Flaherty, Jr.            $4,862
Trustee
Edward C. Gonzales  $0
Trustee
Peter E. Madden     $4,681
Trustee
Gregor F. Meyer     $4,681
Trustee
John E. Murray, Jr.,               $4,681
Trustee
Wesley W. Posvar    $4,681
Trustee
Marjorie P. Smuts   $4,681
Trustee


*Information is furnished for the fiscal year ended September 30, 1995. The Trust is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.



TRUSTEE LIABILITY
Peachtree Funds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is the Bank (the "Adviser"). The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by the Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Bank's or its affiliates' lending relationships with an issuer. ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the Prospectus.
  STATE EXPENSE LIMITATIONS
     The Fund has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2.50% per year of the first $30 million of average net assets, 2.00% per year of the next $70 million of average net assets, and 1.50% per year of the remaining average net assets, the Adviser has agreed to reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.

     For the period from February 14, 1994 (date of initial public investment) to September 30, 1994 and the fiscal year ended September 30, 1995, the Adviser earned $164,020 and $515,302, of which $138,469 and $321,304, respectively, were voluntarily waived.
ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus. For the period from February 14, 1994 (date of initial public investment) to September 30, 1994 and the fiscal year ended September 30, 1995, Federated Administrative Services earned $48,187 and $146,063 for administrative services, of which $18,184 and $0, respectively, were voluntarily waived.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.


Federated Services Company also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser exercises reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. The Adviser determines in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers and dealers may be used by the Adviser in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser might otherwise have paid, it would tend to reduce its expenses.
PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Funds."
ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
DISTRIBUTION PLAN
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission ("SEC") pursuant to the Investment Company Act of 1940, as amended (the "Act"). The Plan provides for payment of fees to the Distributor to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the Distributor may pay fees to brokers and others for such services.


PURCHASING FUND SHARES WITH SECURITIES
The Fund in its sole discretion, may sell Fund shares to investors that desire to purchase Fund shares with certain securities or a combination of certain securities and cash. The Fund reserves the right to determine the acceptability of securities used to effect such purchases. On the day securities are accepted by the Fund, they are valued based upon independent bid and in the same manner as the Fund values it assets. Investors wishing to use securities to purchase Fund shares should first contact the Bank. Any such transfer of securities is treated as a sale of the securities and will result in the recognition of any gain or loss for federal income tax purposes by the seller of such securities, except to the extent the seller is an ERISA plan or similar entity not subject to tax. Unless such securities are to be acquired by the Fund in a bona fide reorganization, statutory merger, or similar transaction, such securities must meet the Fund's investment restrictions at the time of sale.
DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions of SEC Rule 2a-7 under the ICA. Under this Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.


Under such Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by Rule 2a-7, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.
  MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
  INVESTMENT RESTRICTIONS
     Rule 2a-7 requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 13 months can be purchased by the Fund.


     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.
The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates. EXCHANGE PRIVILEGE

Shareholders of the Fund may exchange shares of the Fund for shares of other Funds advised by the Bank and certain other funds designated by the Bank and distributed by the Distributor, subject to certain conditions. Exchange procedures are explained in the Prospectus under "Exchange Privilege". REQUIREMENTS FOR EXCHANGE
Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses may be obtained by calling the Bank at the number on the cover of this Statement of Additional Information.
MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price, in whole or in part, by a distribution of securities from the Fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If such a state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.
Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by SEC Rule 18f-1 under the ICA where the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.
  CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
YIELD




The Fund's yield for the seven-day period ended September 30, 1995 was 5.52%.

The Fund calculates its yield daily based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:
   o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;
   o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   o multiplying the base period return by (365/7).
To the extent that financial institutions and brokers/dealers charge fees in connection with services and provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees. EFFECTIVE YIELD


The Fund's effective yield for the seven-day period ended September 30, 1995 was 5.67%.

The Fund's effective yield is computed by compounding the unannualized base period return by:
   o adding 1 to the base period return;
   o raising the sum of the 365/7th power; and
   o subtracting 1 from the result.
PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:


   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates on money market instruments;
   o changes in Fund expenses; and
   o the relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions,
     if any.   From time to time, the Fund will quote its Lipper ranking in the
     "money market  instrument funds" category in advertising and sales literature.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day compound (effective)
     yield.   From time to time, the Fund will quote its Money ranking in advertising and  sales literature.
Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specified period of time.




APPENDIX

STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATING DEFINITIONS
AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories. MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATING DEFINITIONS
AAA--Bonds which are rated "AAA" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated "AA" are judged to be of high quality by all standards. Together with the "AAA" group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "AAA" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS
A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.
A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".
MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATING DEFINITIONS
P-1-Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2-Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
FITCH INVESTORS SERVICE, INC., SHORT-TERM DEBT RATING DEFINITIONS F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

DUFF & PHELPS' CREDIT RATING CO.  SHORT-TERM DEBT RATING DEFINITIONS
DUFF 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.
DUFF 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. DUFF 1--High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. DUFF 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.
A CREDIT RATING IS NOT A RECOMMENDATION TO BUY, SELL OR HOLD SECURITIES, AND IS SUBJECT TO CHANGE AND/OR WITHDRAWAL BY THE RATING AGENCY.



                             PEACHTREE EQUITY FUND
                        (A PORTFOLIO OF PEACHTREE FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of Peachtree Equity Fund (the "Fund") dated November 30, 1995. This

70467H408
3092207B (11/95)


   Statement is not a prospectus itself. To receive a copy of the prospectus, call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969.
   SHARES OF THE FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, AND ARE NOT ISSUED, ENDORSED OR GUARANTEED BY, BANK SOUTH (THE "BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT ISSUED, INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
   THE BANK IS INVESTMENT ADVISER TO THE FUND. THE FUND IS DISTRIBUTED BY FEDERATED SECURITIES CORP., WHICH IS NOT AFFILIATED WITH THE BANK.
                        Statement dated November 30, 1995















           FEDERATED SECURITIES
           CORP.

           Distributor


GENERAL INFORMATION ABOUT THE FUND2       TRANSFER AGENT AND DIVIDEND
                                          DISBURSING AGENT                29
INVESTMENT OBJECTIVE AND POLICIES2
                                          BROKERAGE TRANSACTIONS          29
 Types of Investments            2
 Other Permitted Investments     2        PURCHASING SHARES               30
 Futures and Options Transactions3
                                           Administrative Arrangements    30
 Temporary Investments           8
                                           Distribution Plan              31
 When-Issued and Delayed Delivery
                                           Purchasing Fund Shares with
  Transactions                   9
                                             Securities                   31
 Restricted and Illiquid Securities
                                          DETERMINING NET ASSET VALUE     32
                                10
 Repurchase Agreements          10         Determining Market Value of
 Reverse Repurchase Agreements  11           Securities                   32
 Lending of Portfolio Securities12        EXCHANGE PRIVILEGE              32
 Portfolio Turnover             12
                                          REDEEMING SHARES                33
 Investment Limitations         12
PEACHTREE FUNDS MANAGEMENT      18         Redemption in Kind             33
                                          TAX STATUS                      33
 Fund Ownership                 25
 Trustees Compensation          25         The Fund's Tax Status          33
 Trustee Liability              27         Shareholders' Tax Status       34
INVESTMENT ADVISORY SERVICES    27        TOTAL RETURN                    34

 Adviser to the Fund            27        YIELD                           35
 Advisory Fees                  27
                                          PERFORMANCE COMPARISONS         35
ADMINISTRATIVE SERVICES         28



GENERAL INFORMATION ABOUT THE FUND

Peachtree Equity Fund (the "Fund") is a portfolio in Peachtree Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated as of September 22, 1993, as amended and restated dated December 20, 1993.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to achieve long-term growth of capital and income. The investment objective cannot be changed without shareholder approval. TYPES OF INVESTMENTS
The Fund invests principally in common stocks of United States issuers. Although the Fund may invest in other securities and in money market instruments, it is the Fund's policy under normal market conditions to invest at least 65% of its portfolio in equity securities.
OTHER PERMITTED INVESTMENTS
  CONVERTIBLE SECURITIES
     Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock or units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund may hold or trade convertible securities.


     In selecting convertible securities for the Fund, the Fund's adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Fund's adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.
  WARRANTS
     Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at the time of the issuance of the warrant) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the underlying common stock.
FUTURES AND OPTIONS TRANSACTIONS
As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out only on an exchange which provides a secondary market for options of the same series.
  FINANCIAL FUTURES CONTRACTS
     A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future.
     Financial futures contracts may call for the delivery of shares of common stocks represented in a particular index.
     In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts. The Fund will notify shareholders before such a change in its operating policies is implemented.
  PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     The Fund may purchase exchange listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the


     Fund for the original option plus the decrease in value of the hedged securities.
     Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
  CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
     In addition to purchasing put options on futures, the Fund may write exchange listed call options on futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall, causing the prices of futures to go down, the Funds' obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's fixed income or indexed portfolio which is occurring as interest rates rise.
     Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.
     The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
  MARGIN" IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process in known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
     The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
  PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
     The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.
  WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES
     The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).
  RISKS
     When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.


     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
TEMPORARY INVESTMENTS
  MONEY MARKET INSTRUMENTS
     For defensive purposes only, the Fund may invest temporarily in cash and money market instruments during times of unusual market conditions:
     oprime commercial paper (rated A-1 by Standard & Poor's Ratings Group, P-1 by Moody's Investors Service, Inc., F-1 by Fitch Investors Service, or Duff-1 by Duff & Phelps Credit Rating Co.) and Europaper (rated A-1, P-1, F-1 or Duff-1 or above). In the case where commercial paper or Europaper has received different ratings from different rating services, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is one of the preceding high quality ratings and provided the Fund's investment adviser has determined that such investment presents minimal credit risks;
     oinstruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000 ("Eligible Institutions"), or if the principal amount of the instrument is insured by the Bank Insurance Fund ("BIF") administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF") administered by the FDIC. Such Fund investments may include Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs"), and Canadian Time Deposits issued by Eligible Institutions;


     oobligations of the U.S. government or its agencies or instrumentalities; orepurchase agreements; and
     oother short-term instruments which are not rated but are determined by the investment adviser to be of comparable quality to the other temporary obligations in which the Fund may invest.
  U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which are permissible investments which may not always receive financial support from the U.S. government are:
     oFederal Farm Credit Banks;
     oFederal Home Loan Banks;
     oFederal National Mortgage Association;
     oStudent Loan Marketing Association; and
     oFederal Home Loan Mortgage Corporation.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. RESTRICTED AND ILLIQUID SECURITIES
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933. Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades. REPURCHASE AGREEMENTS
As collateral for the obligations of the seller to repurchase the securities from the Fund, the Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of securities by the Fund might be delayed pending court action. The Fund believes that, under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other financial institutions, such as securities broker-dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash and pledging securities as collateral. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration, plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.


LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
The Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
PORTFOLIO TURNOVER

The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is anticipated that, under stable market conditions, the portfolio trading engaged in by the Fund will not result in its annual rate of portfolio turnover exceeding 100%. For the period from February 14, 1994 (date of initial public investment) to September 30, 1994 and the fiscal year ended September 30, 1995, the Fund's portfolio turnover rates were 4% and 17%, respectively.

INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchase and sale of securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to 33 1/3% of the value of its total assets, including the amounts borrowed except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permissible borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of the Fund's total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of financial futures contracts and related options; and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.
  DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer and will not acquire more than 10% of the outstanding voting securities of any one issuer.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of its total assets in securities of issuers having their principal business activities in the same industry.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except that the Fund may purchase and sell financial futures contracts and related options.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted or other securities which the Fund may purchase pursuant to its investment objective, policies and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except portfolio securities up to 50% of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or Declaration of Trust.
Except as noted, the above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Except as noted, shareholders will be notified before any material change in the following limitations becomes effective.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN FOREIGN SECURITIES
     The Fund will not invest more than 15% of its total assets in securities of foreign issuers.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not purchase restricted securities if immediately thereafter more than 10% of the total assets of the Fund, taken at market value, would be invested in such securities, except for securities which meet the criteria for liquidity as established by the Trustees. To comply with certain state restrictions, the Fund will limit these transactions to 5% of its total assets. (If state restrictions change, this latter restriction may be revised without shareholder approval or notification.)
  INVESTING IN MINERALS
     The Fund will not invest in interests in oil, gas, or other mineral exploration or development programs or leases, other than debentures or equity stock interests.
  PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.


  INVESTING IN WARRANTS
     The Fund will not invest more than 5% of its assets in warrants, including those acquired in units or attached to other securities. To comply with certain state restrictions, the Fund will limit its investment in such warrants not listed on New York or American stock exchanges to 2% of its total assets. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Fund in units with or attached to securities may be deemed to be without value.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of the total assets in any investment company, or invest more than 10% of its total assets in investment companies in the aggregate. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement more than seven calendar days after notice, over-the-counter options, and restricted securities not determined by the Trustees to be liquid.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Fund or the Adviser own individually more than 0.5% of the issuer's securities or in the aggregate own more than 5% of such issuer's securities.


  ARBITRAGE TRANSACTIONS
     To comply with certain state restrictions, the Fund will not enter into transactions for the purpose of engaging in arbitrage. If state requirements change, this restriction may be revised without shareholder notification.
  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
  INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's net assets would be invested in premiums on open put option positions.
The Fund does not expect to borrow money in excess of 5% of the total value of its net assets during the next fiscal year.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
Each fund of the Trust has the ability to issue more than one class of shares. The Fund does not consider the issuance of separate classes of shares to constitute an issue of "senior securities" within the meaning of the investment limitations set forth above.
To comply with registration requirements in certain states, the Fund (1) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by the Fund to 20% of its net assets, and (3) will limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
PEACHTREE FUNDS MANAGEMENT


Officers and Trustees are listed with their addresses, birthdates, present positions Peachtree Funds, and principal occupations.


Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.







   John F. Donahue@*
   Federated Investors Tower


Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.




   John T. Conroy, Jr.
   Wood/IPC Commercial
   Department
   JohnaR.GWoodgand
   WilliamtJ.,Copelandealtors
   OnetPNCmPlazaT-a23rdoFloor
   Naples,rFL, PA




Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.




   Edward L. Flaherty, Jr.@
   Henny, Kochuba, Meyer and
   Flaherty D. Ellis, M.D.*
   JamesaE.wDowdenter -uSuite
   1111Hayward Mill Road
   Pittsburgh, PA




Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Partner, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.







   Gregor F. Meyer
   Henny,.Kochuba, MeyerJand,
   S.J.D.ty
   TwosGatewayDCentere- Suite
   674Westcliff Road
   Pittsburgh, PA




Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


Birthdate:  October 22, 1930
President, Treasurer and Trustee
Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.

   Wesley W. Posvar
   MarjoriehP.rSmutss*earning
   4905eBayardoStreetsburghr
   Pittsburgh, PA




Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Birthdate:  October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

   J.cChristopherhDonahue
   Federated Investors Tower
   Pittsburgh, PA


Birthdate:  March 23, 1960
Vice President and Assistant Treasurer
Vice Presdient, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds; formerly, Vice President and Director of Investor Relations, MNC Financial, Inc. and Vice President, Product Management, MNC Financial, Inc.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income


Securities, Inc.; High Yield Cash Trust;; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of November 3, 1995, the following shareholder of record owned 5% or more of the outstanding shares of the Fund: Bank South, Atlanta, Georgia, acting in various capacities for numerous accounts, owned approximately 9,962,875 shares (95.47%).
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM
TRUST              TRUST*#


John F. Donahue     $0


Chairman and Trustee
Thomas G. Bigley    $338
Trustee
John T. Conroy, Jr. $4,862
Trustee
William J. Copeland $4,862
Trustee
James E. Dowd       $4,862
Trustee
Lawrence D. Ellis, M.D.            $4,681
Trustee
Edward L. Flaherty, Jr.            $4,862
Trustee
Edward C. Gonzales  $0
Trustee
Peter E. Madden     $4,681
Trustee
Gregor F. Meyer     $4,681
Trustee
John E. Murray, Jr.,               $4,681
Trustee
Wesley W. Posvar    $4,681
Trustee
Marjorie P. Smuts   $4,681
Trustee


*Information is furnished for the fiscal year ended September 30, 1995. The Trust is the only investment company in the Fund Complex.


#The aggregate compensation is provided for the Trust which is comprised of six portfolios.


TRUSTEE LIABILITY
Peachtree Funds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Bank South (the "Adviser"). The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by the Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Bank's or its affiliates' lending relationships with an issuer. ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.

For the period from February 14, 1994 (date of initial public investment) to September 30, 1994 and the fiscal year ended September 30, 1995, the Adviser earned advisory fees of $385,127 and $814,121, of which $36,781 and $94,631, respectively, were voluntarily waived.

  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes and extraordinary expenses) exceed 2.50% per year of the first $30 million of average net assets, 2.00% per year of the next $70 million of average net assets, and 1.50% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
ADMINISTRATIVE SERVICES


Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus. For the period from February 14, 1994 (date of initial public investment) to September 30, 1994 and the fiscal year ended September 30, 1995, the Fund incurred administrative service fees of $75,896 and $154,038, respectively.



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the Adviser and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

For the period from February 14, 1994 (date of initial public investment) to September 30, 1994 and the fiscal year ended September 30, 1995, the Fund paid $58,000 and $89,312, respectively, in brokerage commissions on brokerage transactions.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.


DISTRIBUTION PLAN
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the SEC pursuant to the Investment Company Act of 1940, as amended (the "Act"). The Plan provides for payment of fees to the Distributor to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the Distributor may pay fees to brokers and others for such services. The Trustees expect that the adoption of the Plan will assist the Fund in selling a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and thereby assist the Fund in seeking to achieve its investment objectives.
PURCHASING FUND SHARES WITH SECURITIES
The Fund in its sole discretion, may sell Fund shares to investors that desire to purchase Fund shares with certain securities or a combination of certain securities and cash. The Fund reserves the right to determine the acceptability of securities used to effect such purchases. On the day securities are accepted by the Fund, they are valued based upon independent bid and in the same manner as the Fund values it assets. Investors wishing to use securities to purchase Fund shares should first contact the Bank. Any such transfer of securities is treated as a sale of the securities and will result in the recognition of any gain or loss for federal income tax purposes by the seller of such securities, except to the extent the seller is an ERISA plan or similar entity not subject to tax. Unless such securities are to be acquired by the Fund in a bona fide reorganization, statutory merger, or similar transaction, such securities must meet the Fund's investment restrictions at the time of sale.


DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which the net asset value is calculated by the Fund are described in the prospectus.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities, other than options, are determined as follows:
   o for equity securities, according to the last sale price on a national securities exchange, if available;
   o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;
   o for unlisted equity securities, the latest bid prices;
   o for bonds and other fixed income securities, as determined by an independent pricing service;
   o according to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Trustees;
   o for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Trustees determine that particular circumstances of the security indicate otherwise; or
   o for all other securities, at fair value as determined in good faith by the Trustees.
The Fund will value futures contracts, options, put options on futures and financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determines in good faith that another method of valuing option positions is necessary.
EXCHANGE PRIVILEGE

Shareholders of the Fund may exchange shares of the Fund for shares of other funds advised by the Bank and certain other Funds designated by the Bank and distributed by the Distributor, subject to certain conditions. Exchange procedures are explained in the prospectus under "Exchange Privilege." REDEEMING SHARES

The Fund redeems shares at the next determined net asset value after the Fund receives the redemption request. Redemption procedures are explained in the Prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.
Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by SEC Rule 18f-1 under the Act under which each fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;


   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
  CAPITAL GAINS
     Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Fund shares.
TOTAL RETURN

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.



For the one year period ended September 30, 1995 and for the period from February 14, 1994 (date of initial public investment) to September 30, 1995, the Fund's average annual total returns were 17.57% and 10.55%, respectively.

YIELD


The Fund's yield for the 30-day period ended September 30, 1995 was 0.86%.

The yield for the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a 30-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS

The performance of the Fund depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's expenses; and


   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, financial and public utility companies. In addition, the Standard & Poor's Index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.
   o DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected large capitalization, well-established blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries.
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "growth and income funds" category in advertising and sales literature.


   o MORNINGSTAR, INC. an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time.



                     PEACHTREE GEORGIA TAX-FREE INCOME FUND
                        (A PORTFOLIO OF PEACHTREE FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of Peachtree Georgia Tax-Free Income Fund (the "Fund") dated November 30, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969.
   SHARES OF THE FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, AND ARE NOT ISSUED, ENDORSED OR GUARANTEED BY, BANK SOUTH (THE "BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT ISSUED, INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
   THE BANK IS INVESTMENT ADVISER TO THE FUND.  THE FUND IS DISTRIBUTED BY

70467H101
3092102B (11/95)


   FEDERATED SECURITIES CORP., WHICH IS NOT AFFILIATED WITH THE BANK.
                        Statement dated November 30, 1995

























           FEDERATED SECURITIES
           CORP.

           Distributor


GENERAL INFORMATION              2        BROKERAGE TRANSACTIONS          23

INVESTMENT OBJECTIVE AND POLICIES2        PURCHASING SHARES               24

 Types of Investments            2         Administrative Arrangements    24
 Types of Acceptable Investments 3         Distribution Plan              24
 Participation Interests         3         Purchasing Fund Shares with
 Variable Rate Municipal Securities          Securities                   25
                                 3        DETERMINING NET ASSET VALUE     25
 Municipal Leases                4
                                           Valuing Municipal Bonds        25
 When-Issued and Delayed Delivery
                                          EXCHANGE PRIVILEGE              26
  Transactions                   5
 Temporary Investments           5        REDEEMING SHARES                26
 Reverse Repurchase Agreements   6
                                           Redemption in Kind             26
 Investment Limitations          7
                                          TAX STATUS                      26
 Georgia Investment Risks       10
 Portfolio Turnover             11         The Fund's Tax Status          26
PEACHTREE FUNDS MANAGEMENT      12         Shareholders' Tax Status       27
                                          TOTAL RETURN                    27
 Fund Ownership                 19
 Trustees Compensation          19        YIELD                           28
 Trustee Liability              21
                                          TAX-EQUIVALENT YIELD            29
INVESTMENT ADVISORY SERVICES    21
                                           Tax-Equivalency Table          29
 Adviser to the Fund            21
                                          PERFORMANCE COMPARISONS         31
 Advisory Fees                  21
ADMINISTRATIVE SERVICES         22        APPENDIX                        32

TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT                22


GENERAL INFORMATION

Peachtree Georgia Tax-Free Income Fund (the "Fund") is a portfolio in Peachtree Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated as of September 22, 1993, as amended and restated dated December 20, 1993.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income exempt from federal income tax and the personal income taxes imposed by the state of Georgia. The investment objective cannot be changed without shareholder approval.
TYPES OF INVESTMENTS
The Fund invests primarily in a portfolio of municipal securities which are exempt from federal income tax and the personal income taxes imposed by the State of Georgia. The municipal securities in which the Fund invests include those issued by or on behalf of the State of Georgia and its political subdivisions, authorities and agencies and securities issued by other states, territories, and possessions of the United States which are exempt from the federal income tax and the personal income taxes imposed by the State of Georgia ("Georgia Municipal Securities").
  CHARACTERISTICS
     The Georgia Municipal Securities in which the Fund invests have the characteristics set forth in the prospectus. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard and Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co. ("Duff & Phelps") or Fitch Investors Service, Inc. ("Fitch"), change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.


TYPES OF ACCEPTABLE INVESTMENTS
Examples of Georgia Municipal Securities include:
   o general obligation bonds;
   o governmental lease certificates of participation issued by governmental units where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality (Government lease certificates purchased by the Fund will not contain nonappropriation clauses.);
   o municipal notes and tax-exempt commercial paper;
   o serial bonds;
   o tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes;
   o bond anticipation notes sold in anticipation of the issuance of long-term bonds;
   o pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and
   o private activity and industrial development bonds issued to finance facilities for use, directly and indirectly, by private for-profit and non-profit companies.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).
VARIABLE RATE MUNICIPAL SECURITIES
Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many of the securities with variable interest rates purchased by the Fund will be subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.
MUNICIPAL LEASES
The Fund may purchase securities in the form of participation interests which represent undivided fractional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease obligations, the Fund's investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:
   o whether the lease can be terminated by the lessee;
   o the potential recovery, if any, from a sale of the leased property upon termination of the lease;
   o the lessee's general credit strength (e.g., its debt, administrative, economic, and financial characteristics and prospects);


   o the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and
   o any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. TEMPORARY INVESTMENTS
The Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes.
  REPURCHASE AGREEMENTS
     Repurchase agreements are arrangements in which banks, securities broker-dealers, and other financial institutions sell U.S. government and agency securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price including interest within one year from the date of acquisition. As collateral for the obligation of the seller to repurchase the securities from the Fund, the Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other financial institutions, such as securities broker-dealers, which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash and pledging securities as collateral. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration, plus interest at an agreed upon rate.
The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.


INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to 33 1/3% of the value of its total assets, including the amounts borrowed.
     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 15% of the value of the Fund's total assets at the time of the borrowing.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 (the "Securities Act") in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


  INVESTING IN REAL ESTATE
     The Fund will not invest in real estate, including limited partnership interests, although it may invest in municipal bonds secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR COMMODITY FUTURES CONTRACTS
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or the Trust's Declaration of Trust.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in private activity bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be change by the Trustees without shareholder approval. Shareholders will be notified before any material change in the following limitations becomes effective.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of


     1933, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of the value of its net assets in securities, including repurchase agreements providing for settlement in more than seven calendar days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain municipal leases and restricted securities not determined by the Trustees to be liquid.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser owning individually more than 0.50% of the issuer's securities together own more than 5% of the issuer's securities.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in private activity bonds where the principal and interest are the responsibility of companies (including guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will not invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in the aggregate. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.


  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in securities of issuers which invest in or sponsor such programs.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets in its next fiscal year. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

GEORGIA INVESTMENT RISKS
Georgia's economy is based on manufacturing (textiles, food products, paper products, electronic equipment and aircraft), trade and a growing service sector. Atlanta, with a service-oriented economy, is a trade, service and transportation center for the Southeast region and is the focus of economic growth in the State. In most other cities in Georgia, manufacturing predominates. The State economy was only mildly affected by the early 1980's recession and grew rapidly for most of the decade, with employment and personal income growth in excess of comparable national rates. Despite continued population growth, personal income per capita has steadily gained relative to the nation. The economy began to slow in 1989, with less vigorous job growth evident and relative per capita income position slipping.
Throughout the 1980's the State's expanding economy fostered strong income and sales tax growth. This enabled the State to record fairly strong fiscal operations from fiscal years 1984-1989. Financial operations have suffered since fiscal year 1990, recording operating deficits in each of the fiscal years 1990-1992. Revenue projections were overly optimistic in fiscal year 1992 and although the State reduced general fund expenditures, a minor operating deficit was experienced.
The fiscal years 1993 and 1994 ended with a surplus. Georgia's strong economic performance, driven by rapid population growth has helped the State to outperform budget expectations. Year-ended revenue collections for fiscal 1995 were up 8.2% over the prior year. Budgeted revenues for fiscal 1995 anticipated a conservative 6.6% increase over the prior year. Sales and individual income, inclusive of a reduction in personal income taxes of $100 million for fiscal 1995, were up 8.3% and 7.1, respectively, showing the strength of the State's economy. Job growth, among the fastest in the nation, has been mainly centered in business and health services, while manufacturing employment grew slightly. Total non-farm employment grew 5% in 1994 over the prior year, well above the U.S. rate of 2.6% and the State's unemployment rate of 4.4%, as of April, 1995, was below the national rate of 5.5%.
The tax revenue growth is estimated at 6.8% for fiscal 1996 while spending is proposed to increase at 4.6%, with the largest increase in spending for education. A large portion of spending for education is funded from the net proceeds of the state lottery, which has generated revenues exceeding expectations since its approval in November, 1992. The State economy is expected to receive a boost from the 1996 Olympics which should temporarily offset the effect of any potential slowing of the national economy.
PORTFOLIO TURNOVER
The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. For the period from October 6, 1994 (date of initial public investment) to September 30, 1995, the Fund's portfolio turnover rate was 58%.


PEACHTREE FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions Peachtree Funds, and principal occupations.


Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.


Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.







   Thomas G. Bigley
   28th Floor, One Oxford
   JohnrF. Donahue@*
   Pittsburgh,nPAstors Tower


Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.





   John T. Conroy, Jr.
   Wood/IPC Commercial
   Department
   John R. Wood and
   JamesiE.eDowdnc.,nRealtors
   3255HTamiamiMTrailoNorthor
   Naples,,FLA PA




Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



   Edward L. Flaherty, Jr.@
   Henny, Kochuba, Meyer and
   Lawrence D. Ellis, M.D.*
   PeterFE.tMaddenue, -uSuite
   674Westcliff Road
   Westin,rMA, PA




Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Partner, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.



   Gregor F. Meyer
   Henny,.Kochuba, MeyerJand,
   WesleytW. Posvar
   President,dDuquesne-aSuite
   University of Pittsburgh
   Pittsburgh, PA




Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


Birthdate:  October 22, 1930
President, Treasurer and Trustee
Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.


Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


   EdwardiC.PGonzales*hue
   FederatedrInvestors Tower
   Pittsburgh, PA




Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Birthdate:  October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Birthdate:  March 23, 1960
Vice President and Assistant Treasurer
Vice Presdient, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds; formerly, Vice President and Director of Investor Relations, MNC Financial, Inc. and Vice President, Product Management, MNC Financial, Inc.




   Charles L.GDavis, Jr.
   Federated Investors Tower
   Pittsburgh, PA




     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust;; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market


Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of November 3, 1995, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: BHC Securities, Inc., Philadelphia, PA, acting in various capacities for numerous accounts, owned approximately 170,615 shares (53.56%) and Bank South, Atlanta, Georgia, acting in various capacities for numerous accounts, owned approximately 147,941 shares (46.44%).
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM
TRUST              TRUST*#


John F. Donahue     $0
Chairman and Trustee
Thomas G. Bigley    $338
Trustee
John T. Conroy, Jr. $4,862
Trustee


William J. Copeland $4,862
Trustee
James E. Dowd       $4,862
Trustee
Lawrence D. Ellis, M.D.            $4,681
Trustee
Edward L. Flaherty, Jr.            $4,862
Trustee
Edward C. Gonzales  $0
Trustee
Peter E. Madden     $4,681
Trustee
Gregor F. Meyer     $4,681
Trustee
John E. Murray, Jr.,               $4,681
Trustee
Wesley W. Posvar    $4,681
Trustee
Marjorie P. Smuts   $4,681
Trustee


*Information is furnished for the fiscal year ended September 30, 1995. The Trust is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.



TRUSTEE LIABILITY
Peachtree Funds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is the Bank (the "Adviser"). The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by the Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Bank's or its affiliates' lending relationships with an issuer. ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.

For the period from October 6, 1994 (date of initial public investment) to September 30, 1995, the Adviser earned advisory fees of $14,375, all of which was voluntarily waived.

  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes and extraordinary expenses) exceed 2.50% per year of the first $30 million of average net assets, 2.00% per year of the next $70 million of average net assets, and 1.50% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount
     of the excess, subject to an annual adjustment.   If the expense limitation
     is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
ADMINISTRATIVE SERVICES


Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus. For the period from October 6, 1994 (date of initial public investment) to September 30, 1995, the Fund incurred administrative service fees of $100,003, of which $50,002 was voluntarily waived.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.


Federated Services Company also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the Adviser and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
PURCHASING SHARES

Shares are sold at their offering price on days on which the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
DISTRIBUTION PLAN
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the SEC pursuant to the Investment Company Act of 1940, as amended (the "Act"). The Plan provides for payment of fees to the Distributor to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the Distributor may pay fees to brokers and others for such services.


For the period from October 6, 1994 (date of initial public investment) to September 30, 1995, brokers and administrators (financial institutions) received no fees, pursuant to the Distribution Plan.
PURCHASING FUND SHARES WITH SECURITIES
The Fund in its sole discretion, may sell Fund shares to investors that desire to purchase Fund shares with certain securities or a combination of certain securities and cash. The Fund reserves the right to determine the acceptability of securities used to effect such purchases. On the day securities are accepted by the Fund, they are valued based upon independent bid and in the same manner as the Fund values it assets. Investors wishing to use securities to purchase Fund shares should first contact the Bank. Any such transfer of securities is treated as a sale of the securities and will result in the recognition of any gain or loss for federal income tax purposes by the seller of such securities, except to the extent the seller is an ERISA plan or similar entity not subject to tax. Unless such securities are to be acquired by the Fund in a bona fide reorganization, statutory merger, or similar transaction, such securities must meet the Fund's investment restrictions at the time of sale.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day.   The days on which the net asset
value is calculated by the Fund are described in the prospectus.
VALUING MUNICIPAL BONDS
The Board of Trustees uses an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.


EXCHANGE PRIVILEGE

Shareholders of the Fund may exchange shares of the Fund for shares of other funds advised by the Bank and certain other Funds designated by the Bank and distributed by the Distributor, subject to certain conditions. Exchange procedures are explained in the Prospectus under "Exchange Privilege." REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the Prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.
Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by SEC Rule 18f-1 under the Act under which each fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded


to such companies.   To qualify for this treatment, the Fund must, among other
requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.
  CAPITAL GAINS
     Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on
     securities held to maturity.   Sales would generally be made because of:
     othe availability of higher relative yields;
     odifferentials in market values;
     onew investment opportunities;
     ochanges in creditworthiness of an issuer; or oan attempt to preserve gains or limit losses.
     Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares.
TOTAL RETURN


The Fund's cumulative total return for the period from October 6, 1994 (date of initial public investment) to September 30, 1995, was 2.88%. Cumulative total return reflects the Fund's total performance over a specific period of time. This total return assumes and is reduced by the payment of the maximum sales load. The Fund's total return is representative of only eleven months of investment activity since the Fund's effective date.

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

The yield for the Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a 30-day period by the maximum offering price per share of the Fund on the last day of the period.
This value is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.



The Fund's yield for the 30-day period ended September 30, 1995 was 4.69%.

TAX-EQUIVALENT YIELD

The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield necessary to equal on an after tax basis, the actual yield of the Fund, assuming that income from the Fund is 100% tax-exempt.

The Fund's tax-equivalent yield for the 30-day period ended September 30, 1995 was 7.76%.
TAX-EQUIVALENCY TABLE
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the following table indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



                         TAXABLE YIELD EQUIVALENT FOR 1995

                                                      State of Georgia


                                   TAX BRACKET:
    Federal:  15.00%   28.00%    31.00%     36.00%      39.60%

    Combined


    Federal
    and State:21.00%   34.00%    37.00%     42.00%      45.60%

    Joint Return$1-39,000$39,001-94,250 $94,251-143,600$143,601-$256,500
           OVER $256,500
    Single Return$1-23,350  $23,351-56, 550$56,551-117,950$117,951-256,500
           OVER $256,500

    Tax-Exempt
          Yield
              Taxable Yield Equivalent
    ---
     1.50%     1.90%    2.27%     2.38%      2.59%       2.76%
     2.00      2.53     3.03      3.17       3.45        3.68
     2.50      3.16     3.79      3.97       4.31        4.60
     3.00      3.80     4.55      4.76       5.17        5.51
     3.50      4.43     5.30      5.56       6.03        6.43
     4.00      5.06     6.06      6.35       6.90        7.35
     4.50      5.70     6.82      7.14       7.76        8.27
     5.00      6.33     7.58      7.94       8.62        9.19
     5.50      6.96     8.33      8.73       9.48       10.11
     6.00      7.59     9.09      9.52      10.34       11.03
         6.50                    8.23                  9.85
    10.32                       11.21                         11.95
         7.00                    8.86                 10.61
    11.11                       12.07                         12.87

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

PERFORMANCE COMPARISONS

The performance of the Fund depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in a specific category in advertising and sales literature.
   o MORNINGSTAR, INC. an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specific period of time. In addition, advertisements and sales literature for the Fund may include charts and other illustrations which depict the hypothetical growth of an investment in a systematic investment plan.
Advertisements may quote performance information which does not reflect the effect of the sales load.


APPENDIX

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL BOND RATING DEFINITIONS
AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
MOODY'S INVESTORS SERVICE, INC., MUNICIPAL BOND RATING DEFINITIONS
AAA--Bonds which are rated "AAA" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated "AA" are judged to be of high quality by all standards. Together with the "AAA" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "AAA" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "AAA" securities.
A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
BAA--Bonds which are rated "BAA" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment.
NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA " or "D" categories.


DUFF & PHELPS CREDIT RATING CO. MUNICIPAL BOND RATINGS DEFINITIONS AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
AA+, AA, AA- --High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.


A+, A, A- --Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.
BBB+, BBB, BBB- --Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.
A credit rating is not a recommendation to buy, sell or hold securities, and is subject to change and/or withdrawal by the rating agency.



PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

          (a)  Financial Statements:  Filed in Part A.
          (b)  Exhibits:
                (1) (i) Conformed Copy of Declaration of Trust of the Registrant (1);
                    (ii) Conformed Copy of Amended and Restated Declaration of
                         Trust of the Registrant (2);
                    (iii)     Conformed Copy of Amendment No. 2 to the
                         Declaration of Trust (3);
                (2) Copy of By-Laws of the Registrant (2);
                (3) Not applicable;
                (4) a. Copy of Specimen Certificates for Shares of Beneficial
                       Interest of the Registrant(5);
                    (i)  Peachtree Bond Fund(5);
                    (ii) Peachtree Equity Fund(5);

704674507
3100503B (11/95)


                    (iii)Peachtree Georgia Tax-Free Income Fund(5);
                    (iv) Peachtree Government Money Market Fund(5);
                    (v)  Peachtree Prime Money Market Fund(5);
                    b. Copy of Revised Specimen Certificates for Shares of
                       Beneficial Interest of the Registrant (to be filed by Amendment);
                (5) Conformed Copy of Investment Advisory Contract of the
                    Registrant (2);
                (6) (i) Conformed Copy of Distributor's Contract of the Registrant (2);
                    (ii) Conformed Copy of Administrative Services
                         Agreement (2);
                (7) Not applicable;
                (8) Conformed Copy of Custodian Agreement of the Registrant (4);
                (9) (i) Conformed Copy of Agreement for Fund Accounting, Shareholder Recordkeeping and Custody Services Procurment Agreement of the Registrant;(6)
                    (ii) ..........Conformed Copy of Shareholder Services Plan
                         of the Registrant (2);
               (10) Conformed Copy of Opinion and Consent of Counsel as to
                    legality of shares being registered (2);
               (11) (i) Conformed Copy of Consent of Independent Public Accountants;+

 +   All Exhibits have been filed electronically.

 1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 15, 1993.
     (File Nos. 33-50635 and 811-3432).

 2. Response is incorporated by reference to Registrant's Pre-effective Amendment No. 2 on Form N-1A filed January 7, 1994.
     (File Nos. 33-50635 and 811-3432).

 3. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed April 8, 1994.
     (File Nos. 33-50635 and 811-3432).

 4. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed May 27, 1994.
     (File Nos. 33-50635 and 811-3432).

 5. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed November 27, 1994.
     (File Nos. 33-50635 and 811-3432).

 6. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed May 24, 1995.
      (File Nos. 33-50635 and 811-3432).

               (12) Not applicable;
               (13) Conformed Copy of Initial Capital Understanding (2);
               (14) Not applicable;
               (15)   (i)Conformed Copy of Distribution Plan (2);
                     (ii)Copy of Form of 12b-1 Agreement (2);
               (16) Copy of Schedule for Computation of Fund Performance Data:
                    (i)   Peachtree Bond Fund (4);
                    (ii)  Peachtree Equity Fund (4);
                    (iii) Peachtree Government Money Market Fund(4);
                    (iv) Peachtree Prime Money Market Fund (4);
                    (v)  Peachtree Georgia Tax-Free Income Fund; (6)
               (17) Copy of Financial Data Schedules; +
               (19) Conformed Copy of Power of Attorney; (6)

Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None

Item 26.  Number of Holders of Securities:



                                        Number of Record Holders
          Title of Class                as of November 6, 1995

          Shares of
          Beneficial Interest
          (no par value)

     Peachtree Bond Fund                                  22

     Peachtree Government Money Market Fund               11

     Peachtree Georgia Tax-Free Income Fund                7

     Peachtree Prime Money Market Fund                    25

     Peachtree Equity Fund                                60

Item 27.  Indemnification: (1)


 +   All Exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 15, 1993.
     (File Nos. 33-50635 and 811-3432).

2. Response is incorporated by reference to Registrant's Pre-effective Amendment No. 2 on Form N-1A filed January 7, 1994.
     (File Nos. 33-50635 and 811-3432).


4. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed May 27, 1994.
     (File Nos. 33-50635 and 811-3432).

5. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed November 22, 1994.
     (File Nos. 33-50635 and 811-3432).

6. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed May 24, 1995.
     (File Nos. 33-50635 and 811-3432).



Item 28.  Business and Other Connections of Investment Adviser:

          (a) Bank South National Association (the "Bank") is headquartered in Atlanta Georgia and is a wholly owned subsidiary of Bank South Corporation, a Georgia corporation which is a registered bank holding company. The Bank serves consumers through its network of banking offices with a full range of deposit and lending products, as well as investment services. The principal executive offices of the Adviser are located at 3350 Cumberland Circle, Atlanta, GA 30339. The Bank has managed discretionary assets for its consumers since 1931. As of September, 1995, the Bank managed in excess of $1.3 billion of discretionary assets. Prior to the date hereof, the Bank has not served as an investment adviser to mutual funds. The principal executive officers and directors of the Trust's Investment Adviser are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with the Bank.

       (1)                      (2)                (3)
                                             Other Substantial


                          Position with      Business Profession,
       Name                the Adviser       Vocation or Employment

Bernard W. Abrams         Director      Chairman of the Board and Chief
                                        Executive Officer of Abrams Industries,
                                        Inc., a holding company for subsidiaries doing business in general contracting, real estate development and manufacturing of store fixtures.

Ray C. Anderson           Director      Chairman and Chief Executive Officer of
                                        Interface, Inc., a manufacturer of
                                        carpet, textiles and chemicals.

Kenneth W. Cannestra      Director      President of Lockheed Aeronautical
                                        Systems Co.

John S. Carr              Director      President of John S. Carr and
                                        Associates, Inc., a real estate
                                        development company.

Patrick L. Flinn          Chairman and           --- ---
                          Chief Executive
                          Officer

Ralph E. Hutchens, Jr.    Chief                  --- ---
                          Financial Officer

Sidney E. Jennette, Jr.   Director           Management consultant.



Lynn H. Johnston          Director      Chairman of Life Insurance Company of
                                        Georgia.


     (1)                        (2)                (3)
                                             Other Substantial
                          Position with      Business Profession,
       Name                the Adviser       Vocation or Employment

William M. McClatchey, M.D.     Director  President of Piedmont Internal
                                          Medicine Associates, P.A. and is a
                                          doctor of internal medicine and
                                          rheumatology

John E. McKinley, III     Principle Operating        --- ---
                          Officer

Julia W. Morgan           Director      President and Chief Executive Officer of
                                        Ed Morgan & Associates, an insurance
                                        company.

Barry Phillips            Director      Partner of Kilpatrick & Cody, Attorneys.

Ben. G. Porter            Director      Chairman of Piedmont Communications
                                        Corporation.

John W. Robinson, Jr.     Director      President of Southern Waistbands, Inc.


Lee M. Sessions, Jr.      Principle Operating
                          Officer

Felker W. Ward, Jr.       Director      President of Ward & Associates,
                                        investment bankers.

Virgil R. Williams        Director      President of Equipment Technology, Inc.,
                                        President of International Banking
                                        Technologies, Inc. and the President and Publisher of Georgia Trend.

Item 29.  Principal Underwriters:

 (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds;
       Blanchard Precious Metals, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport
       Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust;
       Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government
       Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated
       Total Return Series, Inc.; Federated U.S. Government Bond Fund;
       Federated U.S. Government Securities Fund: 1-3 Years; Federated
       U.S. Government Securities Fund: 3-5 Years;First Priority Funds; First Union Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate
       U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fountain Square Funds; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty
       Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money
       Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds;
       Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual
       Funds; Trademark Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds;
       Vision Fiduciary Funds, Inc.; Vision Group of Funds, Inc.; and World Investment Series, Inc.

       Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

Richard B. Fisher         Director, Chairman, Chief    Vice President Federated
Investors Tower           Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

John W. McGonigle         Director, Federated     President and
Federated Investors Tower Securities Corp.        Treasurer
Pittsburgh, PA 15222-3779

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779




Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asstistant Secretary,        --


Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,     Assistant
Federated Investors Tower Federated Securities Corp.   Treasurer
Pittsburgh, PA 15222-3779

          (c)  Not applicable.

Item 30.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment
Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                                         Federated
          Investors Tower
          Pittsburgh, PA 15222-3779

Federated Services Company              Federated Investors Tower
("Administrator")                       Pittsburgh, PA 15222-3779

Federated Administrative Services       Federated Investors Tower
("Transfer Agent, Dividend Disbursing   Pittsburgh, PA 15222-3779
 Agent and Portfolio Recordkeeper")



The Bank of New York                    48 Wall Street
("Custodian")                           New York, New York 10286

Bank South                               3350 Cumberland Circle
("Adviser")                              Atlanta, Georgia
          30339


Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

      Registrant hereby undertakes to comply with the provisions of
      Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

       Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PEACHTREE FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its


Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of November, 1995.

                                PEACHTREE FUNDS

               BY: /s/ C. Grant Anderson
               C. Grant Anderson, Assistant Secretary
               Attorney in Fact for John F. Donahue
               November 22, 1995


   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/ C. Grant Anderson
   C. Grant Anderson        Attorney In Fact      November 22, 1995
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)


Edward C. Gonzales*         President,  President, Treasurer and Trustee
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.         Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee

* By Power of Attorney